As filed with the Securities and Exchange Commission on April 5, 2021

File Nos. 333-160595

811-22311

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 131	☒

and

REGISTRATION STATEMENT

UNDER
THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 133	☒

Schwab Strategic Trust

(Exact Name of Registrant as Specified in Charter)

211 Main Street
San Francisco, California 94105

(Address of Principal Executive Offices)

(800) 648-5300

(Registrant’s Telephone Number, including Area Code)

David J. Lekich, Esq.
211 Main Street
San Francisco, California 94105

(Name and Address of Agent for Service)

Copies of communications to:

Douglas P. Dick, Esq. Dechert LLP 1900 K Street, N.W. Washington, DC 20006	John M. Loder, Esq. Ropes & Gray LLP 800 Boylston Street Boston, MA 02199-3600

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)

☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☒ On July 2, 2021 pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Prospectus | [ , 2021] Schwab® ETFs

Schwab® Ariel ESG ETF

Ticker Symbol [SAEF]

Investment Adviser

Charles Schwab Investment Management, Inc.

Subadviser

Ariel Investments, LLC

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This fund is different from traditional ETFs

Traditional ETFs tell the public what assets they hold each day. This fund will not. This may create additional risks for your investment. For example:

• You may have to pay more money to trade the fund’s shares. This fund will provide less information to traders, who tend to charge more for trades when they have less information.

• The price you pay to buy fund shares on an exchange may not match the value of the fund’s portfolio. The same is true when you sell shares. These price differences may be greater for this fund compared to other ETFs because it provides less information to traders.

• These additional risks may be even greater in bad or uncertain market conditions.

• The ETF will publish on its website each day a “Proxy Portfolio” designed to help trading in shares of the ETF. While the Proxy Portfolio includes some of the ETF’s holdings, it is not the ETF’s actual portfolio.

The differences between this fund and other ETFs may also have advantages. By keeping certain information about the fund secret, this fund may face less risk that other traders can predict or copy its investment strategy. This may improve the fund’s performance. If other traders are able to copy or predict the fund’s investment strategy, however, this may hurt the fund’s performance.

For additional information regarding the unique attributes and risks of the fund, see Proxy Portfolio Risk, Premium/Discount Risk, Trading Halt Risk, Authorized Participant Concentration Risk, Tracking Error Risk and Shares of the Fund May Trade at Prices Other Than NAV in the Principal Risks and Proxy Portfolio and Proxy Overlap sections of the prospectus and/or the Statement of Additional Information.

As with all exchange-traded funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Schwab Ariel ESG ETF

Schwab® Ariel ESG ETF

Ticker Symbol:	[SAEF]

Investment Objective

The fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. [To be updated by amendment]

Shareholder Fees (fees paid directly from your investment)

None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management fees                                                                                             [    ]

Other expenses(1)                                                                                          None

Total annual fund operating expenses                                                         [    ]

(1) “Other expenses” is an estimate based on the expenses the fund expects to incur for its first full fiscal year.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expenses on a $10,000 Investment

1 Year                             3 Years

$[      ]                             $[      ]

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. The fund is new and therefore does not have a historical portfolio turnover rate.

Principal Investment Strategies

The fund invests primarily in exchange-traded equity securities of U.S. companies that have been evaluated based on certain environmental, social, and governance (“ESG”) criteria. The fund typically invests in exchange-traded securities of small- and mid-capitalization companies which are companies with capitalizations within the range of the Russell 2500TM Index, as measured at the time of purchase; however, the fund may invest in exchange-traded securities of companies outside the stated range.

In selecting securities, the fund’s subadviser seeks to invest in companies that it believes exhibit attributes that will result in capital appreciation including: high barriers to entry, sustainable competitive advantage, predictable fundamentals that allow for the potential for double-digit earnings growth (at time of initial purchase), skilled management teams, and solid financials. In addition, the fund’s subadviser generally seeks to invest in companies that are trading at a low valuation relative to potential earnings and/or a low valuation relative to intrinsic value.

Additionally, the fund’s subadviser integrates ESG considerations into its investment process. As part of this process, the subadviser will leverage its proprietary ESG research to derive a proprietary ESG-risk rating for each holding, or prospective holding, which is based on the company’s Environmental (such as, physical impacts of climate change, energy management, and waste and hazardous materials management), Social (such as, diversity and inclusion, employee engagement, and human rights and community relations), and/or Governance (such as, business ethics, critical incident risk management, and business model resilience) impact, policies and practices. In addition, the subadviser will employ a negative screening process with regard to security selection, which seeks to exclude from the fund’s portfolio companies whose primary source of revenue is derived from (1) the production or sale of tobacco products; (2) the exploration for or the extraction of fossil fuels, including coal, oil, and natural gas; (3) the operation of private prisons or jails; and (4) the manufacture of firearms, personal weapons, small arms or controversial military weapons, such as weapons of mass destruction, nuclear weapons, land mines, and cluster munitions.

Depending on market conditions, the investment adviser may manage a portion of the fund’s assets. If the investment adviser manages a portion of the fund’s assets it may or may not utilize the subadviser’s ESG-risk rating.

In addition, during unusual economic or market conditions or for liquidity purposes, the fund may take temporary defensive positions, whether managed by the investment adviser or subadviser, that are inconsistent with the fund’s principal investment strategy. When the fund engages in such activities, it may not achieve its investment objective.

The fund also may lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.

The fund is an actively managed, semi-transparent exchange-traded fund (ETF) that does not seek to replicate the performance of a

Schwab Ariel ESG ETF | Fund Summary	1

specified index. In lieu of publishing its portfolio contents (Actual Portfolio) daily, the fund publishes a proxy portfolio (Proxy Portfolio) each day on its website. The fund’s Proxy Portfolio is designed to closely track the daily performance of the fund but is not the fund’s Actual Portfolio. The fund will also publish certain related information about the Proxy Portfolio and the Actual Portfolio on its website daily. There is no minimum overlap required between the Actual Portfolio and the Proxy Portfolio.

Principal Risks

The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:

Proxy Portfolio Risk. Unlike traditional ETFs that disclose their portfolio holdings on a daily basis, the fund does not disclose its holdings daily, rather it discloses a Proxy Portfolio. The goal of the Proxy Portfolio, during all market conditions, is to track closely the daily performance of the Actual Portfolio and minimize intra-day misalignment between the performance of the Proxy Portfolio and the performance of the Actual Portfolio. The Proxy Portfolio is designed to reflect the economic exposures and the risk characteristics of the Actual Portfolio on any given trading day.

The Proxy Portfolio is intended to provide authorized participants and other market participants with enough information to support an effective arbitrage mechanism that keeps the market price of the fund at or close to the underlying net asset value (NAV) per share of the fund. The Proxy Portfolio methodology is novel and not yet proven as an effective arbitrage mechanism. The effectiveness of the Proxy Portfolio as an arbitrage mechanism is contingent upon, among other things, the fund’s factor model analysis creating a Proxy Portfolio that performs in a manner substantially identical to the performance of the Actual Portfolio and the willingness of authorized participants and other market participants to trade based on a Proxy Portfolio. There is no guarantee that this arbitrage mechanism will operate as intended. Further, while the Proxy Portfolio may include some of the fund’s holdings, it is not the fund’s Actual Portfolio. ETFs trading on the basis of a published Proxy Portfolio may exhibit wider premiums and discounts, bid/ask spreads, and tracking error than other ETFs using the same investment strategies that publish their portfolios on a daily basis, especially during periods of market disruption or volatility. Therefore, shares of the fund may cost investors more to trade than shares of a traditional ETF.

◦ Each day the fund calculates the overlap between the holdings of the prior Business Day’s Proxy Portfolio compared to the Actual Portfolio (Proxy Overlap) and the difference, in percentage terms, between the Proxy Portfolio per share NAV and that of the Actual Portfolio (Tracking Error). If the Tracking Error becomes large, there is a risk that the performance of the Proxy Portfolio may deviate from the performance of the Actual Portfolio.

◦ The fund’s Board of Trustees monitors its Tracking Error, bid/ask spread and premiums/discounts. If deviations become too large, the Board will consider the continuing viability of the fund, whether shareholders are being harmed, and what, if any, corrective measures would be appropriate. See the Statement of Additional

Information for further discussion of the Board’s monitoring responsibilities.

◦ Although the fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Proxy Portfolio to identify a fund’s trading strategy, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the fund and its shareholders. The Proxy Portfolio and any related disclosures have been designed to minimize the risk of predatory trading practices, but they may not be successful in doing so.

Premium/Discount Risk. Publication of the Proxy Portfolio is not the same level of transparency as the publication of the Actual Portfolio by a fully transparent ETF. Although the Proxy Portfolio is intended to provide authorized participants and other market participants with enough information to allow for an effective arbitrage mechanism that is intended to keep the market price of the fund at or close to the underlying NAV per share of the fund, there is a risk (which may increase during periods of market disruption or volatility) that market prices will vary significantly from NAV per share of the fund. This means the price paid to buy shares on an exchange may not match the value of the fund’s portfolio. The same is true when shares are sold.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.

Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.

Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.

Management Risk. As with all actively managed funds, the fund is subject to the risk that its investment adviser and/or subadviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser and/or subadviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.

Trading Halt Risk. If securities representing 10% or more of the fund’s Actual Portfolio do not have readily available market quotations, the fund will promptly request that the listing exchange

2	Schwab Ariel ESG ETF | Fund Summary

halt trading in the fund’s shares which means that investors would not be able to trade their shares. Trading halts may have a greater impact on the fund compared to other ETFs due to the fund’s semi-transparent structure. If the trading of a security held in the fund’s Actual Portfolio is halted, or otherwise does not have readily available market quotations, and the investment adviser believes that the lack of any such readily available market quotations may affect the reliability of the Proxy Portfolio as an arbitrage vehicle, or otherwise determines it is in the best interest of the fund, the investment adviser will promptly disclose on the fund’s website the identity and weighting of such security for so long as such security’s trading is halted or otherwise does not have readily available market quotations and remains in the Actual Portfolio.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the fund. The fund may have a limited number of institutions that act as authorized participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the fund and no other authorized participant is able to step forward to process creation and/or redemption orders, fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced during periods of market volatility or market disruptions. The fact that the fund is offering a novel and unique structure may affect the number of entities willing to act as authorized participants.

Tracking Error Risk. Although the Proxy Portfolio is designed to reflect the economic exposure and risk characteristics of the fund’s Actual Portfolio on any given trading day, there is a risk that the performance of the Proxy Portfolio will diverge from the performance of the Actual Portfolio, potentially materially.

ESG Risk. Because the fund considers ESG metrics in addition to fundamental financial metrics when selecting securities, its portfolio may perform differently than funds that do not screen for ESG attributes. Additionally, the criteria used to select companies for investment may result in the fund investing in securities, industries or sectors that underperform the market as a whole. ESG considerations may prioritize long-term rather than short-term returns. Furthermore, when screening securities’ ESG attributes, the portfolio management team utilizes information published by third-party sources and as a result there is a risk that this information might be incorrect, incomplete, inconsistent or incomparable, which could cause the subadviser to incorrectly assess a company’s business practices with respect to its ESG practices. ESG is not a uniformly defined characteristic and applying ESG criteria involves a subjective assessment.

Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.

Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.

Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. In addition, due to the fund’s novel and unique structure, shares of the fund may trade at a larger premium or discount to the NAV of shares of traditional ETFs that disclose their portfolio holdings daily. As a result, an investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market disruptions or volatility.

For more information on the risks of investing in the fund, please see the “Fund Details” section in the prospectus.

Performance

Because the fund is new, no performance figures are given. Once the fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the fund by showing the variability of the fund’s returns and comparing the fund’s performance to an index. For current performance information, once available, please see www.schwabfunds.com/schwabetfs_prospectus.

Investment Adviser

Charles Schwab Investment Management, Inc.

Subadviser

Ariel Investments, LLC (Ariel)

Portfolio Managers

John W. Rogers, Jr., Chairman, Co-CEO and Chief Investment Officer, of Ariel, is responsible for the day-to-day co-management of the fund. He has managed the fund since [     ].

Kenneth E. Kuhrt, CPA, Executive Vice President, of Ariel, is responsible for the day-to-day co-management of the fund. He has managed the fund since [     ].

Schwab Ariel ESG ETF | Fund Summary	3

Purchase and Sale of Fund Shares

The fund issues and redeems shares at its NAV only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only Authorized Participants purchase or redeem Creation Units.

Individual shares may only be purchased and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at market prices. Because fund shares trade at market prices rather than at NAV, fund shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the fund (bid) and the lowest price a seller is willing to accept for shares of the fund (ask) (the “bid-ask spread”). When available, recent information regarding the fund’s NAV, market price, premiums and discounts, and bid-ask spreads will be available at www.schwabfunds.com.

Tax Information

Dividends and capital gains distributions received from the fund will generally be taxable as ordinary income or capital gains, unless you are investing through an IRA, 401(k) or other tax-advantaged account (in which case you may be taxed later, upon withdrawal of your investment in such account).

Payments to Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the adviser and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4	Schwab Ariel ESG ETF | Fund Summary

About the Fund

The fund described in this prospectus is advised by Charles Schwab Investment Management, Inc. (CSIM or the investment adviser). The fund is an “exchange-traded fund” (ETF). ETFs are funds that trade like other publicly-traded securities. The fund is an actively managed, semi-transparent ETF that does not seek to replicate the performance of a specified index. In lieu of publishing its full portfolio contents (Actual Portfolio) daily, the fund publishes a proxy portfolio (Proxy Portfolio). There is no minimum overlap required between the Actual Portfolio and the Proxy Portfolio. For more information see the Proxy Portfolio and Proxy Overlap section below. A description of the policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the Statement of Additional Information (SAI).

Unlike shares of a mutual fund, shares of the fund are listed on a national securities exchange and trade at market prices that change throughout the day. The market price for the fund’s shares may be different from its net asset value per share (NAV). The fund has its own CUSIP number and trades on the NYSE Arca, Inc. under the following ticker:

Schwab Ariel ESG ETF	[SAEF]

The fund issues and redeems shares at its NAV only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement (Authorized Participants) purchase or redeem Creation Units.

A Note to Retail Investors

Shares can be purchased directly from the fund only in exchange for a basket of securities and/or an amount of cash. Most individual investors, therefore, will not be able to purchase shares directly from the fund. Instead, these investors will purchase shares in the secondary market through a brokerage account or with the assistance of a broker. Thus, some of the information contained in this prospectus – such as information about purchasing and redeeming shares from the fund and references to transaction fees imposed on purchases and redemptions – is not relevant to most individual investors. Shares purchased or sold through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges.

The fund’s performance will fluctuate over time and, as with all investments, future performance may differ from past performance.

Schwab Ariel ESG ETF | About the Fund	5

Fund Details

There can be no assurance that the fund will achieve its objective. Except as explicitly described otherwise, the investment objective, strategies and policies of the fund may be changed without shareholder approval.

The principal investment strategies and the main risks associated with investing in the fund are summarized in the fund summary at the front of this prospectus. This section takes a more detailed look at some of the types of securities, the associated risks, and the various investment strategies that may be used in the day-to-day portfolio management of the fund, as described below. In addition to the particular types of securities and strategies that are described in this prospectus, the fund may use strategies that are not described herein in support of its overall investment goal. These additional strategies and the risks associated with them are described in the “Investment Objective, Strategies, Risks and Limitations” section in the SAI.

The fund operates in reliance on an exemptive order from the SEC (the Order), which incorporates by reference the conditions and restrictions of a previous order issued to Natixis ETF Trust II, to permit the operation of semi-transparent active ETFs (the Natixis Order), and limits the types of investments the fund may hold to those listed in the application for the Natixis Order. Under the terms of the Order, the fund may invest only in exchange-traded funds, exchange-traded notes, exchange-traded common stocks (excluding “penny stocks”), common stocks listed on a foreign exchange that trade on such exchange contemporaneously with the fund’s shares, exchange-traded preferred stocks, exchange-traded American depositary receipts (ADRs), exchange-traded real estate investment trusts, exchange-traded commodity pools, exchange-traded metals trusts, exchange-traded currency trusts and exchange-traded futures that trade contemporaneously with fund shares, as well as cash and cash equivalents (which are short-term U.S. Treasury securities, government money market funds, and repurchase agreements).

Investment Objective and More About Principal Risks

Investment Objective

The fund seeks long-term capital appreciation.

The fund’s investment objective is not fundamental and therefore may be changed by the fund’s Board of Trustees without shareholder approval.

More Information About Principal Investment Risks

The fund is subject to risks, any of which could cause an investor to lose money.

ESG Risk. Because the fund considers ESG metrics in addition to fundamental financial metrics when selecting securities, its portfolio may perform differently than funds that do not screen for ESG attributes. The fund’s incorporation of ESG considerations in the investment process may exclude securities of certain issuers for non-investment reasons and therefore the fund may forgo some market opportunities available to funds that do not screen for ESG attributes. Additionally, the criteria used to select companies for investment may result in exposure to certain sectors and/or types of investments which may adversely impact the fund’s performance depending on whether such sectors or investments are in or out of favor in the market. In addition, there is a risk that the companies identified by the fund’s ESG investment strategy do not operate as expected when addressing ESG issues. ESG considerations may prioritize long-term rather than short-term returns. Furthermore, when screening a security’s ESG attributes, the portfolio management team utilizes information published by third-party sources and as a result there is a risk that this information might be incorrect or only take into account one of many ESG related components of portfolio companies. Moreover, scores and ratings across third-party providers may be inconsistent, incomplete, or incomparable. The fund’s use of information published by third parties could cause the fund to incorrectly assess a company’s ESG practices. ESG is not a uniformly defined characteristic and applying ESG criteria involves a subjective assessment.

Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, low or negative interest rates, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and the fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

At times the segment of the markets represented by the fund’s portfolio may underperform other market segments. A significant percentage of the fund’s portfolio may be composed of securities in a single industry or sector of the economy. If the fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

6	Schwab Ariel ESG ETF | Fund Details

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Governmental action, including the imposition of trade embargoes or tariffs, may also impact individual companies or markets as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. In addition, there may be less trading volume in securities issued by mid- and small-cap companies than those issued by larger companies and, as a result, trading volatility may have a greater impact on the value of securities of mid- and small-cap companies. Securities issued by large-cap companies, on the other hand, may not be able to attain the high growth rates of some mid- and small-cap companies. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.

Small-Cap Company Risk. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and their securities may be riskier than those issued by larger companies. The value of securities issued by small-cap companies may be based in substantial part on future expectations rather than current achievements and their prices may move sharply, especially during market upturns and downturns. In addition, small-cap companies may have limited financial resources, management experience, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. Further, small-cap companies may have less publicly available information and such information may be inaccurate or incomplete.

Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and their securities may be riskier than those issued by large-cap companies. The value of securities issued by mid-cap companies may be based in substantial part on future expectations rather than current achievements and their prices may move sharply, especially during market upturns and downturns.

Liquidity Risk. Liquidity risk exists when particular investments may be difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities. The fund will not purchase any securities that are illiquid investments at the time of purchase.

Securities Lending Risk. The fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When the fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent. The fund will also bear the risk of any decline in value of securities acquired with cash collateral. The fund may pay lending fees to a party arranging the loan.

Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares. Trading of shares of the fund on a national securities exchange may be halted if exchange officials deem such action appropriate, if the fund is delisted, or if the activation of marketwide “circuit breakers” halts stock trading generally. If the fund’s shares are delisted, the fund may seek to list its shares on another market, become a fully-transparent ETF, merge with another ETF, or redeem its shares at NAV.

Operational Risk. The fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures. The fund seeks to reduce these operational risks through controls and procedures believed to be reasonably designed to address these risks. However, these controls and procedures cannot address every possible risk and may not fully mitigate the risks that they are intended to address.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, fund shares may be bought and sold in the secondary market at market prices. Although the arbitrage mechanism is intended to keep the market price of fund shares close to the fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, an investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The investment adviser cannot predict whether shares will trade above (premium), below (discount) or at NAV. The fund may have a limited number of financial institutions that may act as “Authorized Participants” or market makers. Only Authorized Participants who have entered into agreements with the fund’s distributor may engage in creation or redemption transactions directly with the fund (as discussed in the “Creation and Redemption” section below). If those Authorized Participants exit the business or are unable to process creation and/or redemption orders (including in situations where Authorized Participants have limited or diminished access to capital required to post collateral), and no other Authorized Participant is able to step forward to create and redeem in either of these cases, fund shares may trade at a significant discount or premium to NAV like closed-end fund shares (and may even face delisting). Similar effects may result if market makers exit the business or are unable to continue making markets in the fund’s shares. More generally, market makers are not obligated to make a market in the fund’s shares, and

Schwab Ariel ESG ETF | Fund Details	7

Authorized Participants are not obligated to submit purchase or redemption orders for Creation Units. Further, while the creation/redemption feature is designed to make it more likely that shares normally will trade close to the value of the fund’s holdings, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants or market participants, or during periods of significant market volatility, may result in market prices that differ significantly from the value of the fund’s holdings. In addition, transactions by large shareholders may account for a large percentage of trading volume on the fund’s primary listing exchange and may, therefore, have a material effect on the market price of the fund’s shares.

The market price of fund shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, other market makers or other market participants that trade the fund shares. The bid/ask spread on ETF shares varies over time based on the fund shares’ trading volume, liquidity of the fund’s portfolio securities, borrowing costs or other factors. As a result, the bid/ask spread on ETF shares is generally larger when the shares have little trading volume or market liquidity and generally lower when the shares have high trading volume or market liquidity. In addition, in times of severe market disruption, the bid/ask spread can increase significantly. At those times, fund shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that investors most want to sell shares. There are various methods by which investors can purchase and sell shares of the fund and various types of orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the fund.

More About ESG Investing and Ariel’s Investment Approach

What is ESG investing?

Environmental, social and governance (ESG) investing (which may also be referred to as sustainable investing, responsible investing, socially responsible investing, or impact investing) is an increasingly popular way to select investments that align with certain investor values or to seek to enhance long-term returns. Many investors may consider ESG criteria when evaluating potential investments, but what exactly are ESG criteria, and how do ESG-conscious investors consider them? While there is no standard definition of “ESG,” the term can generally be thought of as a set of environmental, social and governance standards, or criteria, by which to evaluate a company. Environmental criteria, for example, might look at a company’s impact on the environment, such as climate change, water management or environmental sustainability actions. Social criteria might include considerations related to how a company manages relationships with employees, suppliers, customers and the communities in which it operates; it might also include consideration of diversity and inclusion issues or human rights. Governance criteria might focus on a company’s leadership structure and values, including transparency and reporting, internal policies and procedures, business ethics, the composition of its board of directors and executive pay, or shareholder rights.

There is much research, discussion and literature about what constitutes ESG investing and what factors can or should be considered; however, because there is not a universally accepted or regulatorily mandated ESG framework, there is little consistency across investment strategies on what constitutes ESG investing and the factors that should be considered. This is because each investor, including individual investors and investment advisers or subadvisers, may differ in their determination of the relevancy of potential ESG criteria and have broad discretion in how to apply ESG criteria to their investment process.

What do ESG funds invest in?

When considering whether to make an ESG investment, it is important for investors to understand that it is possible that no single company will pass every one of an investor’s ESG criteria. Indeed, there currently is no standard definition of ESG and what constitutes ESG investing may be defined in different ways by different funds, investment advisers and subadvisers, governmental agencies, and third-party firms that provide ESG ratings. For this reason, investors must decide which ESG criteria are most important to them.

When it comes to evaluating whether to invest in a particular fund that utilizes ESG investing, investors should review a fund’s registration statement to better understand the ESG criteria evaluated by the fund and the screens used by the fund’s investment adviser and/or subadviser to determine whether those criteria and screens are acceptable to the investors in light of their personal ESG investment goals and risk tolerance. This is particularly important because not all funds that employ ESG strategies assess ESG in the same way. For example, some funds may actively seek to invest in companies based on their stated ESG policies. Others may screen out certain companies, industries or sectors that, in the investment adviser’s or subadviser’s view, do not meet their pre-established ESG criteria based on the nature of the business conducted, such as businesses that are involved with the manufacture or sale of firearms, tobacco, alcohol and nuclear power. In addition, some funds may invest purely on ESG criteria while others utilize ESG criteria alongside other more traditional factors like long-term fundamentals or growth or value potential, which may result in a fund holding securities that do not meet any minimum ESG criteria at all.

Ariel’s ESG Investment Process

Ariel uses a consistent and focused approach to ESG integration and active ownership with the primary objective of enhancing long-term returns for shareholders.

While incorporating ESG analysis has recently gained broad exposure in mainstream investing, Ariel has historically taken a holistic approach to investing. As part of its broader review of material and relevant risks to an investment, Ariel’s current process looks not only at how companies perform financially, but also at the company’s ESG risks. The Ariel domestic research department’s dedicated ESG team works closely with Ariel’s fundamental analysts and portfolio managers to integrate and assess financially material ESG risks and opportunities

8	Schwab Ariel ESG ETF | Fund Details

throughout the investment life cycle. The ESG team also leads proactive engagement strategies targeting financially material issues across the portfolio.

For each fund holding or prospective investment, Ariel’s ESG team creates an ESG research report that includes a proprietary ESG risk rating based on Ariel's assessments of the company’s exposure to, and management of, material ESG and risks opportunities. The ESG risk ratings follow a four-tier structure: Low / Moderate / Elevated / High. The ratings are intended to reflect the potential future financial impacts of ESG-related risk factors over Ariel’s long-term investment horizon and are one of several factors embedded into the discount rates used by analysts to model long-term enterprise value. Companies that exhibit more favorable ESG characteristics (e.g., those with a "Low" risk rating) will have a lower discount rate and higher valuation. Companies with weaker ESG characteristics (e.g., those with a "High" risk rating) will have a higher discount rate and less favorable valuation. Ariel believes that its disciplined approach to integrating ESG risk ratings throughout the investment process strengthens its fundamental financial analysis and long-term risk awareness.

Staying disciplined to its bottom-up process, Ariel does not employ a one-size fits all approach to its financial materiality analysis. To properly account for ESG risk specific to an industry or business model, Ariel believes it is important to build a distinct perspective on financial materiality by developing an in-depth understanding of financially material ESG risks and opportunities at both the industry and company level. Ariel incorporates the Sustainable Accounting Standards Board (SASB) materiality framework to help identify financially material ESG issues facing a given industry or company. Environmental issues assessed from the SASB framework include but are not limited to: greenhouse gas (GHG) emissions, air quality, energy management, water and wastewater management, waste and hazardous materials management, ecological impacts, materials sourcing and efficiency, and physical impacts of climate change. Social issues assessed include but are not limited to: employee engagement, diversity and inclusion, employee health and safety, human rights and community relations, product quality and safety, and supply chain management. Governance issues assessed include but are not limited to: business ethics, management of the legal and regulatory environment, and systemic risk management.

Ariel applies the same rigor and discipline in its ESG risk analysis and execution that it applies in its fundamental financial analysis. Ariel utilizes a custom-built ESG research platform to complement the rigor and discipline that the team employs within its bottom-up fundamental research process. Ariel’s proprietary platform is qualitative and quantitative, providing ESG insights from over 160 data points from public, third-party, and proprietary information. It is designed to be forward-looking and adaptable to evolving requirements.

In addition to applying its ESG risk ratings, Ariel has a long tradition of building constructive relationships with the management teams of portfolio companies to encourage improvement on ESG performance. In collaboration with analysts and portfolio managers, the dedicated ESG team leads proactive engagement strategies targeting financially material ESG issues to create shared value over the long-term investment horizon. Engagements include conversations with management teams, board members, and key business unit or organizational leaders of portfolio companies on specific ESG issues, sending letters on thematic ESG topics, providing company-tailored recommendations to diversify board membership, and other forms of dialogue.

In addition, Ariel will employ a negative screening process with regard to security selection and will not invest in companies with a primary (greater than 50%) source of revenue derived from: the production or sale of tobacco products; the exploration for or the extraction of fossil fuels, including coal, oil and natural gas; the operation of private prisons or jails; or the manufacture of firearms, personal weapons, small arms or controversial military weapons (including weapons of mass destruction, nuclear weapons, land mines, and cluster munitions).

Portfolio Holdings

The fund may make various types of portfolio securities information available to shareholders. The fund posts a detailed list of the securities held by the fund at www.schwabfunds.com/schwabfunds_prospectus (under “Portfolio Holdings”) as of the most recent calendar quarter-end. This list is generally updated approximately 15-20 days after the end of each calendar quarter and will remain available online until at least the following calendar quarter. The fund also posts in the fund summary section of the website and on fund factsheets certain summary portfolio attributes, including top ten holdings, approximately 5-25 days after the end of each calendar quarter or month. The fund may exclude any portion of these portfolio holdings from publication when deemed in the best interest of the fund. Further information regarding the fund’s policy and procedures on the disclosure of portfolio holdings is available in the SAI.

Schwab Ariel ESG ETF | Fund Details	9

Financial Highlights

The fund is newly organized and therefore has not yet had any operations as of the date of this prospectus.

10	Schwab Ariel ESG ETF | Financial Highlights

Fund Management

[To be updated by amendment]

The investment adviser for the fund is Charles Schwab Investment Management, Inc. (CSIM), 211 Main Street, San Francisco, CA 94105. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Funds®, Schwab ETFs and Laudus Funds®. As of [     , 2021], CSIM managed approximately $[   ] billion in assets. Ariel Investment, LLC (Ariel), 200 East Randolph Street, Suite 2900, Chicago, IL, 60601, serves as subadviser to the fund.

[Ariel is a registered investment adviser [      ]. As of [      , 2021], Ariel had approximately $[     ] in investment company and other portfolio assets under management. In its capacity as subadviser, Ariel provides day-to-day portfolio management services to the fund, while, as adviser, CSIM supervises Ariel and assumes other functions, including managing the fund’s other affairs and business, subject to the supervision of the Board of Trustees.]

As the investment adviser, CSIM oversees the asset management and administration of the fund. As compensation for these services, CSIM is entitled to receive a management fee from the fund of [ ]% of the fund’s average daily net assets. Pursuant to an Amended and Restated Advisory Agreement between CSIM and the fund, CSIM pays the operating expenses of the fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. CSIM – and not the fund – pays a portion of the management fee it receives to Ariel in return for its services.

The fund and the investment adviser have received exemptive relief from the SEC to permit the investment adviser and the fund to hire, terminate or replace subadvisers without shareholder approval, subject to certain conditions. One of the conditions requires approvals by the Board of Trustees before any hiring is implemented. In addition, the exemptive order currently prohibits the investment adviser from entering into a subadvisory agreement with affiliates of the investment adviser without shareholder approval. Within 90 days of the hiring of any new subadviser, the investment adviser will furnish shareholders with the required information about the new subadviser.

A discussion regarding the basis for the Board of Trustees’ approval of the fund’s Amended and Restated Investment Advisory Agreement and sub-advisory agreement will be included in the fund’s first annual or semiannual report to shareholders.

John W. Rogers, Jr., Chairman, Co-CEO and Chief Investment Officer, of Ariel, is portfolio manager of the fund and is responsible for the day-to-day co-management of the fund, including managing the fund’s overall investment strategy. Mr. Rogers founded Ariel in 1983.

Kenneth E. Kuhrt, CPA, Executive Vice President, of Ariel, is portfolio manager of the fund and is responsible for the day-to-day co-management of the fund, including managing the fund’s overall investment strategy. Mr. Kuhrt joined Ariel in 2004 as a Research Analyst.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund is available in the SAI.

Distributor. The fund’s Distributor is SEI Investments Distribution Co. The Distributor, located at 1 Freedom Valley Drive, Oaks, PA 19456, is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the fund and does not maintain a secondary market in shares of the fund.

Schwab Ariel ESG ETF | Fund Management	11

Investing in the Fund

On the following pages, you will find information on buying and selling shares. Most investors will invest in the fund by placing orders through their brokerage account at Charles Schwab & Co., Inc. (Schwab) or an account with another broker/dealer or other intermediary. Authorized Participants (as defined in “Purchase and Redemption of Creation Units,” below) may invest directly in the fund by placing orders for Creation Units through the fund’s transfer agent, State Street Bank and Trust Company (direct orders). Helpful information on taxes is included as well.

The fund generally is not registered for sale in jurisdictions outside the United States and is intended for purchase by persons residing in the United States. A person is considered resident in the United States if at the time of the investment (i) the account has an address of record in the United States or a U.S. territory (including APO/FPO/DPO) and (ii) all account owners are resident in the United States or a U.S. territory and have a valid U.S. taxpayer identification number. If an existing account is updated to reflect a non-U.S. address, the account may be restricted from making additional investments.

Shares of the fund trade on national securities exchanges and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. When buying or selling shares through a broker most investors will incur customary brokerage commissions and charges. In addition, you may incur the cost of the “spread” – that is, any difference between the bid price (the highest price a buyer is willing to pay for a share of a fund) and the ask price (the lowest price a seller is willing to accept for a share of a fund).

Shares of the fund trade under the following trading symbol:

Schwab Ariel ESG ETF	[SAEF]

Shares of the fund may be acquired or redeemed directly from the fund only in Creation Units or multiples thereof, as discussed in the “Creation and Redemption” section below. Once created, shares of the fund trade in the secondary market in amounts less than a Creation Unit. The fund does not impose any minimum investment for shares of the fund purchased on an exchange or in the secondary market. Except when aggregated in Creation Units, shares are not redeemable by the fund.

Share Trading Prices

As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more (a premium) or less (a discount) than the NAV of such shares. Although the Proxy Portfolio is intended to provide authorized participants and other market participants with enough information to allow for an effective arbitrage mechanism that is intended to keep the market price of the fund at or close to the underlying NAV per share of the fund, there is a risk (which may increase during periods of market disruption or volatility) that market prices will vary significantly from the underlying NAV of the fund. It is possible that the fund will trade with a larger premium/discount and/or wider bid/ask spreads because of its semi-transparent structure, especially during periods of market disruption or volatility, and therefore, may cost investors more to trade. Although the fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Proxy Portfolio to identify a fund’s trading strategy, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the fund and its shareholders.

Because the shares are traded in the secondary market, a broker may charge a commission to execute a transaction in shares, and an investor also may incur the cost of the spread between the price at which a dealer will buy shares and the somewhat higher price at which a dealer will sell shares.

Premium/Discount Information

The fund is new. When available, information showing the number of days the market price of the fund’s shares was greater than the fund’s NAV per share (i.e., at a premium) and the number of days it was less than the fund’s NAV per share (i.e., at a discount), for various time periods, will be available at the fund’s website www.schwabfunds.com.

Proxy Portfolio and Proxy Overlap

Unlike traditional ETFs, this fund does not disclose its portfolio holdings (Actual Portfolio) daily. The fund instead posts a Proxy Portfolio on its website each day, including the following information for each portfolio holding in the Proxy Portfolio: (1) ticker symbol; (2) CUSIP or other identifier; (3) description of holding; (4) quantity of each security or other asset held; and (5) percentage weight of the holding in the Proxy Portfolio. The Proxy Portfolio is designed to reflect the economic exposures and risk characteristics of the fund’s actual holdings on each trading day, but it is not the same as the fund’s Actual Portfolio. The fund will disclose its Actual Portfolio quarterly with a 60-day lag via periodic filings with the Securities and Exchange Commission. The Proxy Portfolio disclosures will enable arbitrageurs and market participants to use the component securities and their weightings in the Proxy Portfolio to calculate intraday values that approximate the value of the

12	Schwab Ariel ESG ETF | Investing in the Fund

securities in the Actual Portfolio and, based thereon, assess whether the market price of the shares is higher or lower than the approximate contemporaneous value of the Actual Portfolio and engage in arbitrage and hedging activities. These activities should ensure that fund market prices remain close to the fund’s NAV per share. At the end of each trading day, the fund will calculate the percentage weight overlap between the Proxy Portfolio and the Actual Portfolio (Proxy Overlap) and the standard deviation over the past three months of the daily proxy spread (i.e., the difference, in percentage terms, between the Proxy Portfolio per share NAV and that of the Actual Portfolio at the end of the trading day) (Tracking Error) and publish such information before the opening of trading each Business Day. The Proxy Overlap and Tracking Error will provide additional information to the market making community. In particular, this information will help market participants evaluate the risk that the performance of the Proxy Portfolio may deviate from the performance of the portfolio holdings of the fund. The fund’s Board of Trustees monitors its Tracking Error, bid/ask spread and premiums/discounts. If deviations become too large, the Board will consider the continuing viability of the fund, whether shareholders are being harmed, and what, if any, corrective measures would be appropriate. See the SAI for further discussion of the Board’s monitoring responsibilities.

The Proxy Portfolio is designed to recreate the daily performance of the Actual Portfolio. This is achieved by performing a “Factor Model” analysis of the Actual Portfolio. The Factor Model is comprised of three sets of factors or analytical metrics: market-based factors, fundamental factors, and industry/sector factors. The fund uses a “Model Universe” to generate its Proxy Portfolio. The Model Universe is comprised of securities that the fund can purchase and will be a financial index or stated portfolio of securities from which fund investments will be selected. The results of the Factor Model analysis are then applied to the Model Universe. The Proxy Portfolio is then generated as a result of this Model Universe analysis with the Proxy Portfolio being a small sub-set of the Model Universe. The Factor Model is applied to both the Actual Portfolio and the Model Universe to construct the fund’s Proxy Portfolio that performs in a manner substantially identical to the performance of its Actual Portfolio. The Proxy Portfolio will only include investments the fund is permitted to hold. The fund’s SAI contains more information on the Proxy Portfolio and its construction.

Proxy Portfolio and Proxy Overlap Information regarding the contents of the Proxy Portfolio, and the percentage weight overlap between the holdings of the Proxy Portfolio and a Fund’s Actual Portfolio holdings that formed the basis for its calculation of NAV at the end of the prior Business Day (the Portfolio Overlap), is available by visiting the fund’s website www.schwabfunds.com.

Determination of Net Asset Value

The NAV of the fund’s shares is calculated as of the close of regular trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern time, on each day the NYSE is open for trading (each, a Business Day). NAV per share is calculated by dividing the fund’s net assets by the number of the fund’s shares outstanding. If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the fund reserves the right to treat such day as a Business Day and accept purchase and redemption orders and calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day.

In valuing its securities, the fund uses market quotes or official closing prices if they are readily available. In cases where quotes are not readily available or the investment adviser deems them unreliable, the fund may value securities based on fair values developed using methods approved by the fund’s Board of Trustees.

The fund’s Board of Trustees has adopted procedures, which include fair value methodologies, to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; when a security’s primary trading market is closed during regular market hours; or when a security’s value is materially affected by events occurring after the close of the security’s primary trading market. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. The fund’s fair value methodology seeks to ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. Generally, when fair valuing a security, the fund will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the security, general and specific market conditions and the specific facts giving rise to the need to fair value the security. The fund makes fair value determinations in good faith and in accordance with the fair value methodologies included in the Board of Trustees adopted valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.

Transactions in fund shares will be priced at NAV only if you purchase or redeem shares directly from the fund in Creation Units. Fund shares that are purchased or sold on the secondary market will be effected at prevailing market prices, which may be higher or lower than NAV, and may be subject to brokerage commissions and charges. As described below, purchases and redemptions of Creation Units will be priced at the NAV next determined after receipt of the purchase or redemption order.

Schwab Ariel ESG ETF | Investing in the Fund	13

Purchase and Redemption of Creation Units

Creation and Redemption

The shares that trade in the secondary market are “created” at NAV. The fund issues and redeems shares only in Creation Units, which are large blocks of shares. Only institutional investors who have entered into an authorized participant agreement (known as Authorized Participants) may purchase or redeem Creation Units. Creation Units generally are issued and redeemed in exchange for a specified basket of securities and/or a designated amount of cash. Each Business Day, prior to the opening of trading, the fund publishes the specific securities and designated amount of cash included in that day’s basket for the fund through the National Securities Clearing Corporation (NSCC) or other method of public dissemination. The fund reserves the right to accept or pay out a basket of securities or cash that differs from the published basket. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received and deemed acceptable by the transfer agent. Orders from Authorized Participants to create or redeem Creation Units will only be accepted on a Business Day and are also subject to acceptance by the fund and the transfer agent.

Creations and redemptions must be made by an Authorized Participant that has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units is included in the SAI.

Authorized Participants and the Continuous Offering of Shares

Because new shares may be created and issued on an ongoing basis, at any point during the life of the fund, a “distribution,” as such term is used in the Securities Act of 1933, as amended (Securities Act), may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in them being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus-delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters,” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national securities exchange.

Creation and Redemption Transaction Fees for Creation Units

The fund may impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The creation and redemption transaction fees applicable to the fund are listed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The standard fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. Similarly, the standard redemption transaction fee will be the amount indicated below regardless of the number of Creation Units redeemed that day. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. Purchasers and redeemers of Creation Units for cash may also be subject to an additional variable charge up to the maximum amount shown in the table below. This additional variable charge will offset the transaction costs to the fund of buying or selling portfolio securities. In certain circumstances, the cost of any standard transaction fees and/or additional variable charges may be waived by the fund when doing so is believed to be in the best interests of the fund. From time to time, the investment adviser may cover the cost of any transaction fees.

The following table shows, as of [    ], the approximate value of one Creation Unit of the fund, including the standard and maximum additional creation and redemption transaction fee. These fees are payable only by investors who purchase shares directly from the fund. Retail investors who purchase shares through their brokerage account will not pay these fees. Investors who use the services of a broker or other such intermediary may pay fees for such services. [To be updated by amendment]

Fund	Approximate Value of One Creation Unit	Standard Creation/Redemption Transaction Fee	Maximum Additional Creation Transaction Fee(1)	Maximum Additional Redemption Transaction Fee(1)
Schwab Ariel ESG ETF	$[ ]	$[ ]	[ ]%	[ ]%

(1)	As a percentage of total amount invested or redeemed.

14	Schwab Ariel ESG ETF | Investing in the Fund

Additional Policies

Policy Regarding Short-Term or Excessive Trading

The fund does not impose any restrictions on the frequency of purchases and redemptions of fund shares. When considering that a policy regarding short-term or excessive trading was not necessary for the fund, the Board of Trustees considered the structure of the fund as an ETF and that fund shares are purchased and redeemed directly with the fund only in large quantities (Creation Units) by Authorized Participants who are authorized to purchase and redeem shares directly with the fund. Because purchase and redemption transactions with Authorized Participants are an essential part of the ETF process and help keep ETF trading prices in line with NAV, the fund accommodates frequent purchases and redemptions by Authorized Participants. Frequent purchases and redemptions for cash may increase portfolio transaction costs and may lead to realization of capital gains. Frequent in-kind creations and redemptions do not give rise to these concerns. The fund reserves the right to reject or limit any purchase order at any time.

The fund reserves the right to impose restrictions on disruptive or abusive trading. Such trading is defined by the fund as purchases and sales of fund shares in amounts and frequency determined by the fund to be significant and in a pattern of activity that can potentially be detrimental to the fund and its shareholders. Such adverse effects can include diluting the value of the shareholders’ holdings, increasing fund transaction costs, disrupting portfolio management strategy, incurring unwanted taxable gains or forcing the fund to hold excess levels of cash. The fund may reject purchase or redemption orders in such instances. The fund also imposes a transaction fee on Creation Unit transactions that is designed to offset the fund’s transfer and other transaction costs associated with the issuance and redemption of the Creation Units. The Board of Trustees may determine that policies and procedures regarding the frequency of purchases and redemptions of fund shares are necessary in the future.

Investments by Registered Investment Companies

Section 12(d)(1) of the Investment Company Act of 1940, as amended, restricts investments by registered investment companies in the securities of other investment companies, including shares of the fund. Registered investment companies are permitted to invest in the fund beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions, including that such investment companies enter into an agreement with the fund.

Payments to Financial Intermediaries

The investment adviser or its affiliates make payments out of their own resources, or provide products and services at a discount, to certain brokerage firms, banks, insurance companies, retirement plan service providers and other financial intermediaries that perform shareholder, recordkeeping, sub-accounting and other administrative services in connection with investments in fund shares. The investment adviser or its affiliates also make payments out of their own resources, or provide products and services at a discount, to certain financial intermediaries in connection with certain activities or services which may facilitate, directly or indirectly, investment in the fund. These payments may relate to marketing and/or fund promotion activities and presentations, educational training programs, conferences, the development and support of technology platforms and/or reporting systems, data analytics and support, or making shares of the fund available to their customers. These payments, which may be significant, are paid by the investment adviser or its affiliates out of their own resources and not from the assets of the fund.

Payments to a financial intermediary may create potential conflicts of interest between the intermediary and its clients as the payments may provide such intermediary with an incentive to favor sales of shares of the fund over other investment options they make available to their customers. Please see the SAI for additional information.

Distributions and Taxes

Any investment in the fund typically involves several tax considerations. The information below is meant as a general summary for U.S. citizens and residents. Please see the SAI for additional information. Because each person’s tax situation is different, you should consult your tax advisor about the tax implications of your investment in the fund. You also can visit the Internal Revenue Service (IRS) website at www.irs.gov.

As a shareholder, you are entitled to your share of the dividends and gains your fund earns. Dividends from net investment income, if any, are generally declared and paid [semiannually]. Net realized capital gains, if any, generally are declared and paid annually, although the fund may do so more frequently as determined by the Board of Trustees. Although it is not generally expected, if the fund’s distributions exceed its realized taxable income and capital gains during a taxable year, then all or a portion of the distributions made during that year may be characterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold. The fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income or realized gains. Dividends and other distributions on shares

Schwab Ariel ESG ETF | Investing in the Fund	15

of the fund are distributed on a pro rata basis to beneficial owners of such shares. During the fourth quarter of the year, typically in early November, an estimate of the fund’s year-end distributions, if any, may be made available on the fund’s website www.schwabfunds.com.

Unless you are investing through an IRA, 401(k) or other tax-advantaged account, your fund distributions generally have tax consequences. The fund’s net investment income and short-term capital gains are distributed as dividends and will be taxable as ordinary income or qualified dividend income. Other capital gains distributions are taxable as long-term capital gains, regardless of how long you have held your shares in the fund. The maximum individual rate applicable to long-term capital gains and qualified dividend income is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Distributions generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.

Generally, any sale of your shares is a taxable event. A sale of your shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. The maximum individual rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gains distributions received (or deemed received) by you with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if you purchase other substantially identical shares within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gains distributions received from the fund and net gains from redemptions or other taxable dispositions of fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

At the beginning of every year, the fund provides shareholders with information detailing the tax status of any distributions the fund paid during the previous calendar year. Schwab customers also receive information on distributions and transactions in their monthly account statements.

If you are investing through a taxable account and purchase shares of the fund just before it declares a distribution, you may receive a portion of your investment back as a taxable distribution. This is because when the fund makes a distribution, the share price is reduced by the amount of the distribution. You can avoid “buying a dividend,” as it is often called, by finding out if a distribution is imminent and waiting until afterwards to invest. Of course, you may decide that the opportunity to gain a few days of investment performance outweighs the tax consequences of buying a dividend.

Shareholders in the fund may have additional tax considerations as a result of foreign tax payments made by the fund. Typically, these payments will reduce the fund’s dividends but, if eligible, the fund may elect for these payments to be included in your taxable income. In such event, you may be able to claim a tax credit or deduction for your portion of foreign taxes paid by the fund.

Foreign shareholders may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from the fund, as discussed in more detail in the SAI. Furthermore, the fund is required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the fund to enable the fund to determine whether withholding is required.

Taxes on Creation and Redemption of Creation Units

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered and the cash component paid. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities and the amount of cash received for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities for Creation Units should consult a tax advisor with respect to whether wash sale rules apply and when a loss might be deductible. Any capital gain or loss realized upon a redemption (or creation) of Creation Units is generally treated as long-term capital gain or loss if the fund’s shares (or securities surrendered) have been held for more than one year and as short-term capital gain or loss if the shares (or securities surrendered) have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price. Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

16	Schwab Ariel ESG ETF | Investing in the Fund

Additional Information

Disclaimers

AMSSM is a service mark of NYSE Group, Inc. or its affiliates (“NYSE”) and has been licensed for use by Charles Schwab Investment Management, Inc. (“Licensee”) in connection with the Schwab Ariel ESG ETF (the “Fund”). Neither Licensee nor the Fund is sponsored, endorsed, sold or promoted by NYSE. NYSE makes no representations or warranties regarding Licensee or the Fund or the ability of the AMSSM to track the intra-day performance of any fund. NYSE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO AMSSM OR ANY DATA INCLUDED THEREIN. IN NO EVENT SHALL NYSE HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Shares of the fund are not sponsored, endorsed or promoted by NYSE Arca, Inc. NYSE Arca makes no representation or warranty, express or implied, to the owners of the shares of the fund or any member of the public regarding the ability of a fund to achieve its investment objective. NYSE Arca is not responsible for, nor has it participated in, the determination of the fund’s investments, nor in the determination of the timing of, prices of, or quantities of shares of the fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of the shares of the fund in connection with the administration, marketing or trading of the shares of the fund.

Without limiting any the foregoing, in no event shall the NYSE Arca have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Schwab Ariel ESG ETF | Investing in the Fund	17

Prospectus | [ , 2021]

Schwab Ariel ESG ETF

To Learn More

This prospectus contains important information on the fund and should be read and kept for reference. You also can obtain more information from the following sources:

When available, recent information regarding the fund’s NAV, market price, premiums and discounts, and bid-ask spreads will be available at www.schwabfunds.com.

Annual and semiannual reports, which are sent to current fund investors, contain more information about the fund’s holdings and detailed financial information about the fund. Annual reports also contain information from the fund’s manager(s) about strategies, recent market conditions and trends and their impact on fund performance during the fund’s last fiscal period.

The Statement of Additional Information (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Schwab ETFs at 1-877-824-5615. In addition, you may visit the Schwab ETFs’ website at www.schwabfunds.com/schwabetfs_prospectus for a free copy of a prospectus, SAI or an annual or semiannual report.

The SAI, the fund’s annual and semiannual reports and other related materials are available from the EDGAR Database on the SEC’s website (www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov.

SEC File Number
Schwab Strategic Trust        811-22311

REG[ ]-[ ]

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Investment Management

Schwab® ETFs

Schwab® Ariel ESG ETF           [SAEF]

Principal U.S. Listing Exchange: [NYSE Arca, Inc.]

STATEMENT OF ADDITIONAL INFORMATION

[ ], [   ]

The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the fund’s prospectus dated [ ],[ ] (as amended from time to time).

The fund’s audited financial statements, as they become available, will contain important information about the fund.

For a free copy of these documents or to request other information or ask questions about the fund, call Schwab ETFs at 1-877-824-5615. For TDD service, call 1-800-345-2550. In addition, you may visit the Schwab ETFs’ website at www.schwabfunds.com/schwabetfs_prospectus for a free copy of a prospectus, SAI or an annual or semiannual report, as they become available.

The fund is a series of Schwab Strategic Trust (the Trust). The fund is part of the Schwab complex of funds (Schwab Funds).

REG[ ]-[ ]

INVESTMENT OBJECTIVE, STRATEGIES, RISKS AND LIMITATIONS

Investment Objective

The fund’s investment objective is not fundamental and therefore may be changed by the fund’s Board of Trustees (the Board) without shareholder approval.

The Schwab Ariel ESG ETF seeks long-term capital appreciation.

There is no guarantee the fund will achieve its investment objective.

Fund Investment Policies

The Schwab Ariel ESG ETF invests primarily in exchange-traded equity securities of U.S. companies that have been evaluated based on certain environmental, social, and governance (“ESG”) criteria. The fund typically invests in exchange-traded securities of small- and mid-capitalization companies which are companies with capitalizations within the range of the Russell 2500TM Index, as measured at the time of purchase; however, the fund may invest in exchange-traded securities of companies outside the stated range.

In selecting securities, the fund’s subadviser seeks to invest in companies that it believes exhibit attributes that will result in capital appreciation including: high barriers to entry, sustainable competitive advantage, predictable fundamentals that allow for the potential for double-digit earnings growth (at time of initial purchase), skilled management teams, and solid financials. In addition, the fund’s subadviser generally seeks to invest in companies that are trading at a low valuation relative to potential earnings and/or a low valuation relative to intrinsic value.

Additionally, the fund’s subadviser also integrates ESG considerations into its investment process. As part of this process, the subadviser will leverage its proprietary ESG research to derive a proprietary ESG-risk rating for each holding, or prospective holding, which is based on the company’s Environmental (such as, physical impacts of climate change, energy management, and waste and hazardous materials management), Social (such as, diversity and inclusion, employee engagement, and human rights and community relations), and/or Governance (such as, business ethics, critical incident risk management, and business model resilience) impact, policies and practices. In addition, the subadviser will employ a negative screening process with regard to security selection, which seeks to exclude from the fund’s portfolio companies whose primary source of revenue is derived from (1) the production or sale of tobacco products; (2) the exploration for or the extraction of fossil fuels, including coal, oil, and natural gas; (3) the operation of private prisons or jails; and (4) the manufacture of firearms, personal weapons, small arms or controversial military weapons, such as weapons of mass destruction, nuclear weapons, land mines, and cluster munitions.

Proxy Portfolio Structure

Proxy Portfolio Methodology – Unlike a traditional ETF, the fund does not disclose its portfolio holdings daily. Rather, the fund discloses a portfolio transparency substitute – the “Proxy Portfolio” – and certain related information about the relative performance of the Proxy Portfolio and the fund’s Actual Portfolio holdings, which are designed to facilitate an effective arbitrage mechanism for the fund’s shares while protecting the identity of the fund’s full portfolio holdings. The Adviser and Subadviser (as defined below) believes that daily disclosure of the fund’s full portfolio holdings could enable market participants to predict the fund’s trading strategy and trade ahead of the fund’s portfolio trades (a practice known as “frontrunning”), or to copy the fund’s investment strategy (a practice known as “free riding”). The purpose of the proxy portfolio methodology, as described below (the “Proxy Portfolio Methodology”) is to protect the fund and its shareholders against such practices. Although the fund does not publish its full portfolio holdings daily, the Proxy Portfolio Methodology is designed to allow Authorized Participants and other market participants to assess the intraday value and associated risk characteristics of the fund’s Actual Portfolio.

An important feature of the Proxy Portfolio Methodology is the daily disclosure of a basket of cash and securities – the Proxy Portfolio – that is designed and constructed to closely track the daily performance of the fund’s Actual Portfolio. In addition to the Proxy Portfolio, the fund will disclose daily the percentage weight overlap between the holdings of the Proxy Portfolio and the Actual Portfolio that formed the basis for the fund’s calculation of net asset value (NAV) at the end of the prior Business Day (as defined below) (the “Proxy Overlap”). Daily disclosure of the Proxy Portfolio, the Proxy Overlap and the other related Proxy Portfolio Disclosures is designed to enable Authorized Participants and other market participants to accurately assess the profitability of arbitrage trades in shares of the fund and to effectively hedge their risks associated with arbitrage and market making activities, thereby helping to ensure that investors can purchase and sell fund shares in the secondary market at prices that are at or close to the underlying NAV per share of the fund.

Proxy Portfolio – The goal of the Proxy Portfolio Methodology is to permit the fund’s Proxy Portfolio, during all market conditions, to track closely the daily performance of the fund’s Actual Portfolio and to minimize intra-day misalignment between the performance of the Proxy Portfolio and the performance of the Actual Portfolio. The Proxy Portfolio is designed to reflect the economic exposures and the risk characteristics of the Actual Portfolio on any given trading day.

Construction of a Proxy Portfolio that replicates the daily performance of the Actual Portfolio is achieved by performing a factor model analysis of the fund’s Actual Portfolio. The factor model is comprised of three sets of factors or analytical metrics: market-based factors, fundamental factors, and industry/sector factors. The fund will have a universe of securities (the “Model Universe”) that will be used to generate the fund’s Proxy Portfolio. The Model Universe will be comprised of securities that the fund can purchase and will be a financial index or stated portfolio of securities from which fund investments will be selected. The results of the factor model analysis of the fund’s Actual Portfolio are then applied to the fund’s model universe of securities, resulting in the generation of a Proxy Portfolio, which consists of a small subset of the securities in the Model Universe. The Proxy Portfolio is designed to perform in a manner substantially identical to the performance of the Actual Portfolio. The Proxy

Portfolio will only include securities and investments in which the fund may invest. However, while the Proxy Portfolio and the Actual Portfolio will likely hold some or many of the same securities, the Proxy Portfolio and the fund’s Actual Portfolio may not include identical securities. The Proxy Portfolio will be reconstituted daily.

Proxy Portfolio Disclosures – The composition of the Proxy Portfolio will be published on the fund’s website each Business Day and will include the following information for each portfolio holding in the Proxy Portfolio: (1) ticker symbol; (2) CUSIP or other identifier; (3) description of holding; (4) quantity of each security or other asset held; and (5) percentage weight of the holding in the Proxy Portfolio. The fund’s website will publish on a daily basis, per share for the fund, the prior Business Day’s NAV and the Closing Price or Bid/Ask Price (each as defined below), and a calculation of the premium/discount of the Closing Price or Bid/Ask Price against such NAV. The fund’s website will also publish a variety of other information metrics regarding the relative behavior of the Proxy Portfolio and the Actual Portfolio, including the Proxy Overlap (defined below). The website will also include Tracking Error for the fund and, once the fund has completed a fiscal year, the median bid/ask spread (expressed as a percentage rounded to the nearest hundredth), will be computed by identifying the fund’s National Best Bid and Offer as of the end of each ten second interval during each trading day of the last thirty calendar days, dividing the difference between each such bid and offer by the midpoint of the National Best Bid and Offer and identifying the median of these values. Additionally, the fund is required to disclose on its website a table showing the number of days the fund’s shares traded at a premium/discount and a line graph showing the fund’s share premiums or discounts during the most recently completed calendar year and the most recently completed calendar quarters since that year (or the life of the fund).

The Adviser and Subadviser believe that the Proxy Portfolio Disclosures will enable Authorized Participants and other market participants to use the component securities and their weightings of the Proxy Portfolio to calculate intraday values that approximate the value of the securities in the Actual Portfolio and, based thereon, assess whether the market price of the fund’s shares is higher or lower than the approximate contemporaneous value of the Actual Portfolio. These activities are intended to facilitate an arbitrage mechanism that keeps market prices of the fund’s shares at or close to the fund’s NAV. Moreover, the Proxy Portfolio Disclosures generated by the Proxy Portfolio Methodology are intended to facilitate effective hedging activities by market participants, so that share market price bid/ask spreads will be narrow. Below are some definitions of the defined terms used above:

•	Closing Price – the official closing price of the share on the fund’s primary listing exchange.

•	Bid/Ask Price – the midpoint of the highest bid and the lowest offer based upon the National Best Bid and Offer as of the time of calculation of the fund’s NAV.

•	National Best Bid and Offer – the current national best bid and national best offer as disseminated by the Consolidated Quotation System or UTP Plan Securities Information Processor.

•	Proxy Overlap – the percentage weight overlap between the holdings of the prior Business Day’s Proxy Portfolio compared to the Actual Portfolio’s holdings that formed the basis for the fund’s calculation of NAV at the end of the prior Business Day. The Proxy Overlap is calculated based on the Proxy Portfolio and portfolio holdings as of the prior Business Day. The Proxy Overlap is calculated by taking the lesser weight of each asset held in common between the Actual Portfolio and the Proxy Portfolio and adding the totals.

•	Tracking Error – At the end of each trading day, the fund will calculate its Proxy Overlap and the standard deviation over the past three months of the daily proxy spread (i.e., the difference, in percentage terms, between the Proxy Portfolio per share NAV and that of the Actual Portfolio at the end of the trading day) and publish such information before the opening of fund share trading each Business Day.

Monitoring of Actual and Proxy Portfolio Securities – A security held in the Actual Portfolio but not in the Proxy Portfolio might not have readily available market quotations, which could be the situation when, for example, the fund’s primary listing exchange institutes an extended trading halt in a portfolio security, leading to a potential increase in the difference between the value of the Actual Portfolio and Proxy Portfolio. If the trading of a security held in the fund’s Actual Portfolio is halted or otherwise does not have readily available market quotations and the Adviser or the Subadviser (as defined herein) believes that the lack of any such readily available market quotations may affect the reliability of the Proxy Portfolio as an arbitrage vehicle or otherwise determines it is in the best interest of the fund, the Adviser or the Subadviser promptly will disclose on the fund’s website the identity and weighting of such security for so long as such security’s trading is halted or otherwise does not have readily available market quotations and remains in the Actual Portfolio. The Adviser and Subadviser believe that this intraday corrective measure will allow sufficient market information so that market participants can continue to engage in share arbitrage and hedging transactions effectively. If securities representing 10% or more of the fund’s Actual Portfolio do not have readily available market quotations, the Adviser or the Subadviser would promptly request that the fund’s primary listing exchange halt trading in the fund’s shares.

The Adviser and Subadviser believe that in situations where a security in the Proxy Portfolio does not have a readily available market quotation, the effectiveness of the Proxy Portfolio as an arbitrage vehicle is unlikely to be materially affected given the large number of securities expected to be included in the Proxy Portfolio. If, however, the Adviser or the Subadviser believes that the lack of any such readily available market quotations may affect the reliability of the Proxy Portfolio as an arbitrage vehicle or otherwise determines it is in the best interest of the fund, the Adviser or the Subadviser will promptly take any remedial steps it believes necessary and appropriate.

Protecting Confidential Information – Because the fund will not publicly disclose its Actual Portfolio holdings daily, the selective disclosure of material nonpublic information, including information other than portfolio information, would be more likely to provide an unfair advantage to the recipient than in other ETFs. Accordingly, the fund and each person acting on behalf of the fund will be required to comply with Regulation Fair Disclosure as if it applied to them (except that the exemptions provided in Rule 100(b)(2)(iii) therein shall not apply). In addition, the Actual Portfolio will be considered material, non-public information under the codes of ethics of the fund, Adviser, Distributor and the Subadviser and the agreements related to the fund’s other service providers with, or any other party given, access to the Actual Portfolio, including the custodian, administrator and fund accountant, will include appropriate confidentiality provisions and be generally prohibited from trading based upon this information.

Investments, Risks and Limitations

The Schwab Ariel ESG ETF is a semi-transparent, actively managed ETF that utilizes the NYSE Proxy Portfolio Methodology licensed from the NYSE Group. The fund operates in reliance on an exemptive order from the U.S. Securities and Exchange Commission (SEC) (the Order), which incorporates by reference the conditions and restrictions of a previous order issued to Natixis ETF Trust II, to permit the operation of semi-transparent active ETFs (the Natixis Order), and limits the types of investments the fund may hold to those listed in the application for the Natixis Order. Under the terms of the Order, the fund may invest only in exchange-traded funds, exchange-traded notes, exchange-traded common stocks (excluding “penny stocks”), common stocks listed on a foreign exchange that trade on such exchange contemporaneously with the fund’s shares, exchange-traded preferred stocks, exchange-traded American depositary receipts (ADRs), exchange-traded real estate investment trusts, exchange-traded commodity pools, exchange-traded metals trusts, exchange-traded currency trusts and exchange-traded futures that trade contemporaneously with fund shares, as well as cash and cash equivalents (which are short-term U.S. Treasury securities, government money market funds, and repurchase agreements). For purposes of the foregoing sentence, “exchange-traded” refers to a national securities exchange as defined in Section 2(a)(26) of the Investment Company Act of 1940, as amended (the 1940 Act), except that exchange-traded futures will be traded on a U.S. futures exchange where the reference asset is an asset the fund could invest in directly, or in the case of an index future, based on an index of a type of asset the fund could invest in directly. The fund will not borrow for investment purposes or hold short positions. The fund also will not purchase any securities that are illiquid investments at the time of purchase.

The fund’s investment adviser, Charles Schwab Investment Management, Inc. (CSIM or the Adviser), acts as “manager of managers” for the fund. In this role, CSIM, subject to approval by the fund’s Board, hires sub-advisers to manage all, or portions, of the fund’s assets.

The following investment strategies, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of the fund’s acquisition of such security or asset unless otherwise noted. Thus, except with respect to limitations on borrowing and futures contracts, any subsequent change in values, net assets or other circumstances does not require the fund to sell an investment if it could not then make the same investment.

From time to time the fund may hold certain securities not otherwise discussed in this SAI as a permissible investment for the fund. For example, the fund may invest in certain types of securities even if the types of securities have not been identified as part of the fund’s principal or non-principal investment strategy. To the extent an investment becomes part of the fund’s principal or non-principal investment strategy, the fund will take the necessary steps to identify them as permissible investments. In addition, the fund may receive ( i.e., not actively invest) such securities as a result of a corporate action, such as securities dividends, spin-offs or rights issues. In such cases, the fund will not actively add to its position and generally will dispose the securities as soon as reasonably practicable.

Principal Investment Strategies

Unless otherwise indicated, the following investments may be used as part of the fund’s principal investment strategy.

Concentration means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry’s securities. The fund will not concentrate its investments in a particular industry or group of industries.

Cyber Security Risk. As the fund increasingly relies on technology and information systems to operate, it becomes susceptible to operational risks linked to security breaches in those information systems. Both calculated attacks and unintentional events can cause failures in the fund’s information systems. Cyber attacks can include acquiring unauthorized access to information systems, usually through hacking or the use of malicious software, for purposes of stealing assets or confidential information, corrupting data, or disrupting fund operations. Cyber attacks can also occur without direct access to information systems, for example by making network services unavailable to intended users. Cyber security failures by, or breaches of the information systems of, the advisor, distributors, broker-dealers, other service providers (including, but not limited to, index providers, fund accountants, custodians, transfer agents and administrators), or the issuers of securities the fund invests in may also cause disruptions and impact the fund’s business operations. Breaches in information security may result in financial losses, interference with the fund’s ability to calculate NAV, impediments to trading, inability of fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. The fund has business continuity plans in the event of, and risk management systems to help prevent, such cyber attacks, but these plans and systems have limitations including the possibility that certain risks have not been identified. Moreover, the fund does not control the cyber security plans and systems of its service providers and other third party business partners. The fund and its shareholders could be negatively impacted as a result.

Depositary Receipts. American Depositary Receipts (ADRs) are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts may be sponsored or unsponsored. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. The fund will not invest in any depositary receipts that the fund deems to be illiquid or for which pricing information is not readily available.

Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request.

Derivative Instruments are commonly defined to include instruments or contracts whose values depend on (or “derive” from) the value of one or more other assets such as securities, currencies, or commodities. These “other assets” are commonly referred to as “underlying assets.” The fund may use exchange-traded futures contracts, primarily to seek returns on the fund’s otherwise uninvested cash assets.

Futures contracts may also be used to effect risk management strategies, which include investment techniques designed to facilitate the sale of portfolio securities, manage the average duration of the portfolio or create or alter exposure to certain asset classes, such as equity, other debt or foreign securities.

The Commodity Futures Trading Commission (CFTC) regulates the trading of commodity interests, including certain futures contracts, options, and swaps in which the fund may invest. The fund that invests in commodity interests will generally be subject to certain CFTC regulatory requirements if it is considered a “commodity pool.” A notice of eligibility for exclusion from the definition of the term “commodity pool operator” (CPO) under the Commodity Exchange Act, as amended (CEA) has been filed by the fund’s investment adviser, with respect to the fund’s operation. Therefore, the fund and its investment adviser are not subject to registration or regulation as a CPO under the CEA. If the fund’s investment adviser were no longer able to claim the exclusion, the fund’s investment adviser may be required to register as a CPO and the fund and its investment adviser would be subject to regulation as a CPO under the CEA. If the fund or its investment adviser is subject to CFTC regulation, it may incur additional expenses and/or may choose to make changes to its investment strategies.

Futures Contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed-upon price on a stipulated future date. In the case of futures contracts relating to an index or otherwise not calling for physical delivery at the close of the transaction, the parties usually agree to deliver the final cash settlement price of the contract. The fund may purchase and sell futures contracts based on securities, securities indices and foreign currencies, interest rates, or any other futures contracts traded on U.S. exchanges or boards of trade that the CFTC licenses and regulates on foreign exchanges. Although positions are usually marked-to-market on a daily basis with an intermediary (executing broker), there remains a credit risk with the futures exchange.

The fund must maintain a small portion of its assets in cash to process certain shareholder transactions in and out of it and to pay its expenses. To reduce the effect this otherwise uninvested cash would have on its performance, the fund may purchase futures contracts. Such transactions allow the fund’s cash balance to produce a return similar to that of the underlying security or index on which the futures contract is based. Also, the fund may purchase or sell futures contracts on a specified foreign currency to “fix” the price in U.S. dollars of the foreign security it has acquired or sold or expects to acquire or sell. The fund may enter into futures contracts for other reasons as well.

When buying or selling futures contracts, the fund must place a deposit with its broker equal to a fraction of the contract amount. This amount is known as “initial margin” and must be in the form of liquid assets, including cash, cash-equivalents and U.S. government securities. Subsequent payments to and from the broker, known as “variation margin” may be made daily, if necessary, as the value of the futures contracts fluctuate. This process is known as “marking-to-market.” The initial margin amount will be returned to the fund upon termination of the futures contracts assuming all contractual obligations are satisfied. Because margin requirements are normally only a fraction of the amount of the futures contracts in a given transaction, futures trading can involve a great deal of leverage. To avoid the creation of a senior security, under current regulatory requirements, the fund will earmark or segregate liquid assets for any outstanding futures contracts as may be required under the federal securities laws.

While the fund may purchase and sell futures contracts to simulate full investment, there are risks associated with these transactions. Adverse market movements could cause the fund to experience substantial losses when buying and selling futures contracts. Of course, barring significant market distortions, similar results would have been expected if the fund had instead transacted in the underlying securities directly. There also is the risk of losing any margin payments held by a broker in the event of its bankruptcy. Additionally, the fund incurs transaction costs (e.g., brokerage fees) when engaging in futures trading. To the extent the fund also invests in futures to simulate full investment, these same risks apply.

When interest rates are rising or securities prices are falling, the fund may seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When interest rates are falling or prices are rising, the fund, through the purchase of futures contracts, may attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. Similarly, the fund may sell futures contracts on a specified currency to protect against a decline in the value of that currency and its portfolio securities that are denominated in that currency. The fund may purchase futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in that currency that the fund has acquired or expects to acquire.

Futures contracts may require actual delivery or acquisition of an underlying security or cash value of an index on the expiration date of the contract. In most cases, however, the contractual obligation is fulfilled before the date of the contract by buying or selling, as the case may be, identical futures contracts. Such offsetting transactions terminate the original contracts and cancel the obligation to take or make delivery of the underlying securities or cash. There may not always be a liquid secondary market at the time the fund seeks to close out a futures position. If the fund is unable to close out its position and prices move adversely, the fund would have to continue to make daily cash payments to maintain its margin requirements. If the fund had insufficient cash to meet these requirements it may have to sell portfolio securities at a disadvantageous time or incur extra costs by borrowing the cash. Also, the fund may be required to make or take delivery and incur extra transaction costs buying or selling the underlying securities. The fund seeks to reduce the risks associated with futures transactions by buying and selling futures contracts that are traded on national exchanges or for which there appears to be a liquid secondary market.

With respect to futures contracts that are not legally required to “cash settle,” under current regulatory requirements, the fund may cover the open position by setting aside or earmarking liquid assets in an amount equal to the notional value ( i.e., the purchase or delivery obligation) of the futures contracts. With respect to futures contracts that are required to “cash settle,” however, the fund is permitted to set aside or earmark liquid assets in an amount equal to the fund’s daily marked-to-market (net) obligation, if any, ( in other words, the fund’s daily net liability, if any) rather than the notional value of the futures contracts. By setting aside assets or earmarking equal to only its net obligation under cash-settled futures, the fund will have the ability to employ leverage to a greater extent than if the fund were required to set aside or earmark assets equal to the full notional value of the futures contract.

Diversification involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. The fund is a series of an open-end investment management company with limited redeemability. The fund is a diversified exchange-traded fund. Diversification does not eliminate the risk of market loss.

Equity Securities represent ownership interests in a company and are commonly called “stocks.” Equity securities historically have outperformed most other securities, although their prices can fluctuate based on changes in a company’s financial condition, market conditions and political, economic or even company-specific news. When a stock’s price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Sometimes factors, such as economic conditions or political events, affect the value of stocks of companies of the same or similar industry or group of industries, and may affect the entire stock market.

Types of equity securities include common stocks, preferred stocks, depositary receipts, and interests in real estate investment trusts (REITs). (For more information on REITs, see the section titled “Real Estate Investment Trusts” and for more information on depositary receipts, see the section titled “Depositary Receipts”).

Common Stocks, which are probably the most recognized type of equity security, represent an equity or ownership interest in an issuer and usually entitle the owner to voting rights in the election of the corporation’s directors and any other matters submitted to the corporation’s shareholders for voting, as well as to receive dividends on such stock. The market value of common stock can fluctuate widely, as it reflects increases and decreases in an issuer’s earnings. In the event an issuer is liquidated or declares bankruptcy, the claims of bond owners, other debt holders and owners of preferred stock take precedence over the claims of common stock owners. Common stocks are typically categorized by their market capitalization as large-, mid- or small-cap.

Preferred Stocks are a permissible non-principal investment for the fund. Preferred stocks represent an equity or ownership interest in an issuer but do not ordinarily carry voting rights, though they may carry limited voting rights. Preferred stocks normally have preference over the corporation’s assets and earnings, however. For example, preferred stocks have preference over common stock in the payment of dividends. Preferred stocks normally pay dividends at a specified rate. However, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. In the event an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over the claims of preferred and common stock owners. Certain classes of preferred stock are convertible into shares of common stock of the issuer. By holding convertible preferred stock, the fund can receive a steady stream of dividends and still have the option to convert the preferred stock to common stock. Preferred stock is subject to many of the same risks as common stock and debt securities.

Initial Public Offering. As part of its non-principal investment strategy, the fund may purchase shares issued as part of, or a short period after, a company’s initial public offering (IPOs), and may at times dispose of those shares shortly after their acquisition. The fund’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of newly-public companies have fluctuated significantly over short periods of time.

Master Limited Partnerships (MLPs). As part of its non-principal investment strategy, the fund may purchase units of MLPs. MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code. These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (minimum quarterly distributions or MQD). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders. These incentive distributions encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership’s cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of the MLP.

General partner interests of MLPs are typically retained by an MLP’s original sponsors, such as its founders, corporate partners, entities that sell assets to the MLP and investors such as the fund. A holder of general partner interests can be liable under certain circumstances for amounts greater than the amount of the holder’s investment in the general partner interest. General partner interests often confer direct board participation rights and in many cases, operating control, over the MLP. These interests themselves are not publicly traded, although they may be owned by publicly traded entities. General partner interests receive cash distributions, typically 2% of the MLP’s aggregate cash distributions, which are contractually defined in the partnership agreement. In addition, holders of general partner interests typically hold incentive distribution rights, which provide them with a larger share of the aggregate MLP cash distributions as the distributions to limited partner unit holders are increased to prescribed levels. General partner interests generally cannot be converted into common units. The general partner interest can be redeemed by the MLP if the MLP unitholders choose to remove the general partner, typically with a supermajority vote by limited partner unitholders.

Exchange-Traded Funds (ETFs) such as the fund, are investment companies that typically are registered under the 1940 Act as open-end funds (as is the fund’s case) or unit investment trusts (UITs). ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. Shares of an ETF may be bought and sold throughout the day at market prices, which may be higher or lower than the shares’ net asset value. Market prices of ETF shares will fluctuate, sometimes rapidly and materially, in response to various factors including changes in the ETF’s net asset value, the value of ETF holdings, and supply of and demand for ETF shares. Although the creation/redemption feature of ETFs generally makes it more likely that ETF shares will trade close to their net asset value, market volatility, lack of an active trading market for ETF shares, disruptions at market participants (such as Authorized Participants or market makers) and any disruptions in the ordinary functioning of the creation/redemption process may result in ETF shares trading significantly above (at a “premium”) or below (at a “discount”) their net asset value. An ETF’s investment results are based on the ETF’s daily net asset value. Investors transacting in ETF shares in the secondary market, where market prices may differ from net asset value, may experience investment results that differ from results based on the ETF’s daily net asset value. An “index-based ETF” seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. As with any exchange listed security, ETF shares purchased in the secondary market are subject to customary brokerage charges.

Market Disruptions Risk. The fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, epidemics and pandemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the fund to lose value. These events can also impair the technology and other operational systems upon which the fund’s service providers, including CSIM as the fund’s investment adviser, rely, and could otherwise disrupt the fund’s service providers’ ability to fulfill their obligations to the fund.

The recent spread of an infectious respiratory illness caused by a novel strain of coronavirus ( known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, and may adversely affect the fund’s investments and operations. The outbreak was first detected in December 2019 and subsequently spread globally. The transmission of COVID-19 and efforts to contain its spread have resulted in travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations ( including staff reductions), supply chains and consumer activity, as well as general concern and uncertainty that has negatively affected the global economic environment. These disruptions have led to instability in the marketplace, including losses and overall volatility. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways.

The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, low or negative interest rates, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the fund. In certain cases, an exchange or market may close or issue trading halts on specific securities or even the entire market, which may result in the fund being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price its investments.

Mid-Cap Stocks include common stocks issued by operating companies with market capitalizations that place them between the upper and lower end of the stock market, as well as the stocks of companies that are determined to be mid-sized based on several factors, including the capitalization of the company and the amount of revenues. REITs and other real estate companies may be small- to medium-sized companies in relation to the equity markets as a whole. Historically, mid-cap stocks have been riskier than large-cap stocks. Mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. Stock prices of mid-sized companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. During a period when mid-cap stocks fall behind other types of investments – large-cap stocks, for instance – the fund’s mid-cap holdings could reduce performance.

Mid-cap companies may have less certain growth prospects and are typically less diversified and less able to withstand changing economic conditions than larger capitalized companies. Mid-cap companies also may have more limited product lines, markets or financial resources than companies with larger capitalizations, and may be more dependent on a relatively smaller management group. In addition, mid-cap companies may not be well known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Mid-cap company stocks may pay low or no dividends. These factors and others may cause sharp changes in the value of a mid-cap company’s stock, and even cause some mid-cap companies to fail. While mid-cap stocks are generally considered to offer greater growth opportunities for investors than large-cap stocks, they involve greater risks and the share price of a fund that invests in mid-cap stocks may change sharply during the short term and long term.

Securities Lending of portfolio securities is a common practice in the securities industry. The fund may engage in security lending arrangements. When the fund is lending portfolio securities, the fund may receive cash collateral, and it may invest it in short-term treasuries, government money market funds and repurchase agreements, but will do so only to the extent that it will not lose the tax treatment available to regulated investment companies. Lending portfolio securities involves risks that the borrower may fail to return the securities or provide additional collateral. Also, voting rights with respect to the loaned securities may pass with the lending of the securities and efforts to recall such securities promptly may be unsuccessful, especially for foreign securities. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities, if the borrower fails to return the security loaned or becomes insolvent. The fund will also bear the risk of any decline in value of securities acquired with cash collateral.

The fund may loan portfolio securities to qualified broker-dealers or other institutional investors provided: (1) the loan is secured continuously by collateral consisting of short-term treasuries, government money market funds and repurchase agreements maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the fund may at any time call the loan and obtain the return of the securities loaned; (3) the fund will receive payments in lieu of any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan (at market value computed at the time of the loan).

Although voting rights with respect to loaned securities pass to the borrower, the lender retains the right to recall a security (or terminate a loan) for the purpose of exercising the security’s voting rights. Efforts to recall such securities promptly may be unsuccessful, especially for foreign securities or thinly traded securities such as small-cap stocks. In addition, because recalling a security may involve expenses to the fund, it is expected that the fund will do so only where the items being voted upon are, in the judgment of the investment adviser, either material to the economic value of the security or threaten to materially impact the issuer’s corporate governance policies or structure.

To the extent the fund participates in securities lending under the current securities lending agreements with unaffiliated lending agents, costs and expenses, including agent fees, associated with securities lending activities under the securities lending program paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of the lending revenue is paid to or retained by CSIM or any affiliate of CSIM.

Securities of Other Investment Companies. Investment companies generally offer investors the advantages of diversification and professional investment management, by combining shareholders’ money and investing it in securities such as stocks, bonds and money market instruments. Investment companies include: (1) open-end funds (commonly called mutual funds) that issue and redeem their shares on a continuous basis; (2) Business Development Companies (BDCs) that generally invest in, and provide services to, privately-held companies or thinly-traded public companies (see the sub-section titled “Business Development Companies” under the section titled “Equity Securities” for more information); (3) closed-end funds that offer a fixed number of shares, and are usually listed on an exchange; (4) UITs that generally offer a fixed number of redeemable shares; and (5) money market funds that typically seek current income by investing in money market securities. The fund will only invest in exchange-traded funds structured as open-end funds, or UITs that are traded on exchanges and/or government money market funds.

To the extent the fund invests, or has invested, in shares of other investment companies during its prior fiscal year, the fund, pursuant to SEC rules, must disclose any material fees and expenses indirectly incurred by the fund as a result of such investments. These indirect fees and expenses, to the extent incurred, will appear in the fee table of the fund’s prospectus as a separate line item captioned “Acquired Fund Fees and

Expenses.”

Investment companies may make investments and use techniques designed to enhance their performance. These may include delayed-delivery and when-issued securities transactions; swap agreements; buying and selling futures contracts, illiquid, and/or restricted securities and repurchase agreements; and borrowing or lending money and/or portfolio securities. The risks of investing in a particular investment company will generally reflect the risks of the securities in which it invests and the investment techniques it employs. Also, investment companies charge fees and incur expenses.

The fund may buy securities of other investment companies, including those of foreign issuers, in compliance with the requirements of federal law or any SEC exemptive order.

Federal law restricts the ability of one registered investment company to invest in another. As a result, the extent to which the fund may invest in another investment company may be limited. With respect to investments in certain other investment companies (most typically ETFs), the fund may rely on an exemption from the limitations of the 1940 Act granted by the SEC to such other investment companies that restrict the amount of securities of those investment companies a fund may hold, provided that certain conditions are met. The conditions requested by the SEC were designed to address certain abuses perceived to be associated with funds of funds, including unnecessary costs (such as sales loads, advisory fees and administrative costs), and undue influence by a fund of funds over the underlying fund. The conditions apply only when a fund and its affiliates in the aggregate own more than 3% of the outstanding shares of any one underlying fund.

Under the terms of the exemptive order, the fund and its affiliates may not control a non-affiliated underlying fund. Under the 1940 Act, any person who owns beneficially, either directly or through one or more controlled companies, more than 25% of the voting securities of a company is assumed to control that company. This limitation is measured at the time the investment is made. The fund does not currently intend to take advantage of this exemptive order because the fund is not a “fund of funds.”

In October 2020, the SEC adopted certain regulatory changes and took other actions related to the ability of an investment company to invest in the securities of another investment company. These changes include, among other things, the rescission of certain exemptive relief issued by the SEC permitting such investments in excess of statutory limits and the adoption of Rule 12d1-4, which will permit such investments in excess of statutory limits, subject to certain conditions. The rescission of exemptive relief is effective January 19, 2022. After such time, the funds will no longer be able to rely on the aforementioned exemptive orders and will be subject instead to Rule 12d1-4 and other applicable rules. These regulatory changes may adversely impact a fund’s investment strategies and operations.

Small-Cap Stocks include common stocks issued by operating companies with market capitalizations that place them at the lower end of the stock market, as well as the stocks of companies that are determined to be small based on several factors, including the capitalization of the company and the amount of revenues. REITs and other real estate companies may be small- to medium-sized companies in relation to the equity markets as a whole. Historically, small company stocks have been riskier than stocks issued by large- or mid-cap companies for a variety of reasons. Small-cap companies may have less certain growth prospects and are typically less diversified and less able to withstand changing economic conditions than larger capitalized companies. Small-cap companies also may have more limited product lines, markets or financial resources than companies with larger capitalizations, and may be more dependent on a relatively small management group. In addition, small-cap companies may not be well known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Most small company stocks pay low or no dividends.

These factors and others may cause sharp changes in the value of a small company’s stock, and even cause some small-cap companies to fail. Additionally, small-cap stocks may not be as broadly traded as large- or mid-cap stocks, and a fund’s positions in securities of such companies may be substantial in relation to the market for such securities. Accordingly, it may be difficult for a fund to dispose of securities of these small-cap companies at prevailing market prices to meet redemptions. This lower degree of liquidity can adversely affect the value of these securities. For these reasons and others, the value of a fund’s investments in small-cap stocks is expected to be more volatile than other types of investments, including other types of stock investments. While small-cap stocks are generally considered to offer greater growth opportunities for investors, they involve greater risks and the share price of a fund that invests in small-cap stocks may change sharply during the short term and long term.

Temporary Defensive Strategies. During unusual economic or market conditions or for temporary defensive or liquidity purposes, the fund may invest up to 100% of its assets in cash, short-term U.S. Treasury securities, government money market funds, and repurchase agreements that would not ordinarily be consistent with the fund’s objectives. The fund will do so only if the Investment Adviser or Subadviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. When the fund engages in such activities, it may not achieve its investment objective.

U.S. Government Securities in which the fund may invest consist of securities issued by the U.S. Treasury. U.S. Treasury Securities are obligations of the U.S. Treasury and include bills, notes and bonds. U.S. Treasury securities are backed by the full faith and credit of the United States government. U.S. Treasury securities are among the safest securities; however, not unlike other debt securities, they are still sensitive to interest rate changes, which will cause their yields and prices to fluctuate. The fund may invest in short-term U.S. Treasury securities, as well as government money market funds and repurchase agreements.

The risk of default on U.S. government securities may be heightened when there is uncertainty relating to negotiations in the U.S. Congress over increasing the statutory debt ceiling. If the U.S. Congress is unable to negotiate an increase to the statutory debt ceiling, the U.S. government may default on certain U.S. government securities including those held by the fund, which could have an adverse impact on the fund. In recent years, the long-term credit rating of the U.S. government was downgraded by a major rating agency as a result of concern about the U.S. government’s budget deficit and rising debt burden. Similar downgrades in the future could increase volatility in domestic and foreign financial markets, result in higher interest rates, lower prices of U.S. Treasury securities and increase the costs of different kinds of debt. Government spending in response to COVID-19 (as described herein) has increased and may further increase the U.S. government’s debt burden, which could heighten these associated risks. Although remote, it is at least theoretically possible that under certain scenarios the U.S. government could default on its debt, including U.S. Treasury securities.

Non-Principal Investment Strategies

The following investments may be used as part of the fund’s non-principal investment strategy:

Borrowing. The fund may not borrow for investment purposes. The fund may borrow money from banks or through the Schwab Funds interfund borrowing and lending facility (as described below) for non-investment purposes, such as for temporary or emergency purposes; for example, the fund may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Provisions of the 1940 Act, as amended, require the fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for certain temporary or emergency borrowings not exceeding 5% of the fund’s total assets. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the fund may be required to sell some of its portfolio holdings within three days (not including Sundays and holidays) to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

The fund’s borrowings will be subject to interest costs. Borrowing can also involve leveraging when securities are purchased with the borrowed money. Leveraging creates interest expenses that can exceed the income from the assets purchased with the borrowed money. In addition, leveraging may magnify changes in the net asset value of the fund’s shares and in its portfolio yield. The fund will earmark or segregate assets to cover such borrowings in accordance with positions of the SEC. If assets used to secure a borrowing decrease in value, the fund may be required to pledge additional collateral to avoid liquidation of those assets.

The fund may establish lines-of-credit (lines) with certain banks by which it may borrow funds for temporary or emergency purposes. A borrowing is presumed to be for temporary or emergency purposes if it is repaid by the fund within 60 days and is not extended or renewed. The fund may use the lines to meet large or unexpected redemptions that would otherwise force the fund to liquidate securities under circumstances which are unfavorable to the fund’s remaining shareholders. The fund will pay a fee to the bank for using the lines.

Delayed-Delivery Transactions include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, the fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When the fund sells a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could suffer losses.

Foreign Securities. Investments in foreign securities, such as common stocks listed on a foreign exchange that trade contemporaneously with the fund’s shares, involve additional risks, including foreign currency exchange rate risks, because they are issued by foreign entities, including foreign governments, banks and corporations or because they are traded principally overseas. Foreign securities in which the fund may invest include those issued by foreign entities that are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments, a compromise in public health and safety, as well as fluctuating foreign currency exchange rates and withholding taxes, could have more dramatic effects on the value of foreign securities. For example, conditions within and around foreign countries, such as the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, the imposition of trade sanctions, change of government or war could affect the value of foreign investments. Additionally, a country could experience a public health threat such as an infectious illness which could reduce consumer demand or economic output and/or result in market closures, travel restrictions or quarantines, all of which could affect the value of that country’s securities and impact global markets. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Foreign securities typically have less volume and are generally less liquid and more volatile than securities of U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the fund will endeavor to achieve the most favorable overall results on portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. There may be difficulties in obtaining or enforcing judgments against foreign issuers as well. Bankruptcy laws in some foreign countries are sometimes biased to the borrowers and against the creditors. These factors and others may increase the risks with respect to the liquidity of the fund.

In addition, the fund’s investments in foreign securities may be subject to economic sanctions or other government restrictions. These restrictions may negatively impact the value or liquidity of the fund’s investments and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. In addition, these restrictions may require the fund to freeze its existing investments in certain foreign securities, which would prohibit the fund from buying, selling, receiving or delivering those securities or other financial instruments.

International trade tensions may arise from time to time which could result in trade tariffs, embargos or other restrictions or limitations on trade. The imposition of any actions on trade could trigger a significant reduction in international trade, an oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies or industries which could have a negative impact on the fund’s performance. Events such as these are difficult to predict and may or may not occur in the future.

Foreign markets also have different clearance and settlement procedures, and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of the fund is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause the fund to miss attractive investment opportunities. Losses to the fund arising out of the inability to fulfill a contract to sell such securities also could result in potential liability for the fund.

Investments in the securities of foreign issuers may be made and held in foreign currencies. In addition, the fund may hold cash investments in foreign currencies. These investments may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may cause the fund to incur costs in connection with conversions between various currencies. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange market as well as by political and economic factors. Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by the fund.

Foreign Institutions involve additional risks. The fund may invest in U.S. dollar-denominated securities issued by foreign institutions or securities that are subject to credit or liquidity enhancements provided by foreign institutions. Foreign institutions may not be subject to uniform accounting, auditing and financial reporting standards, practices and requirements that are comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments could have effects on the value of securities issued or supported by foreign institutions. For example, conditions within and around foreign countries, such as the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, change of government or war could affect the value of these securities. In addition, there may be difficulties in obtaining or enforcing judgments against foreign institutions that issue or support securities in which the fund may invest. These factors and others may increase the risks with respect to the liquidity of the fund.

Illiquid Securities or Investments means any investment that the fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The fund will not purchase any securities that are illiquid investments at the time of purchase. The liquidity of the fund’s investments is monitored under the supervision and direction of the Board and is governed by the 1940 Act and rules promulgated thereunder. Investments currently not considered liquid include, among others, repurchase agreements not maturing within seven days that are not subject to a demand feature of seven days or less and certain restricted securities. Any investment may become illiquid in times of market dislocation.

Interfund Borrowing and Lending. The fund may borrow money from and/or lend money to other funds in the Fund Complex, as defined under “Management of the Fund,” including traditional mutual funds and ETFs not discussed in this SAI or in the corresponding prospectus. All loans are for temporary or emergency purposes and the interest rates to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. These conditions include, for example, that the fund’s participation in the credit facility must be consistent with its investment policies and limitations and organizational documents; no fund may lend to another fund through the interfund lending facility if the loan would cause the aggregate outstanding loans through the credit facility to exceed 15% of the lending fund’s current net assets at the time of the loan; and that the fund’s interfund loans to any one fund shall not exceed 5% of the lending fund’s net assets. With respect to the fund discussed in this SAI, by lending to another fund the fund may forego gains which could have been made had those assets been invested in securities of its applicable underlying index. The interfund lending facility is subject to the oversight and periodic review of the Board.

Real Estate Investment Trusts (REITs) are pooled investment vehicles, which invest primarily in income producing real estate or real estate related loans or interests and, in some cases, manage real estate. The fund will only invest in REITs that are exchange-traded. REITs are sometimes referred to as equity REITs, mortgage REITs or hybrid REITs. An equity REIT invests primarily in properties and generates income from rental and lease properties and, in some cases, from the management of real estate. Equity REITs also offer the potential for growth as a result of property appreciation and from the sale of appreciated property. Mortgage REITs invest primarily in real estate mortgages, which may secure construction, development or long-term loans, and derive income for the collection of interest payments. Hybrid REITs may combine the features of equity REITs and mortgage REITs. REITs are generally organized as corporations or business trusts, but are not taxed as a corporation if they meet certain requirements of Subchapter M of the Internal Revenue Code. To qualify, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including other REITs), cash and government securities, distribute at least 90% of its taxable income to its shareholders and receive at least 75% of that income from rents, mortgages and sales of property.

Like any investment in real estate, a REIT’s performance depends on many factors, such as its ability to find tenants for its properties, to renew leases, and to finance property purchases and renovations. In general, REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent a REIT concentrates its investment in certain regions or property types. For example, rental income could decline because of extended vacancies, increased competition from nearby properties, tenants’ failure to pay rent, or incompetent management. Property values could decrease because of overbuilding, environmental liabilities, uninsured damages caused by natural disasters, a general decline in the neighborhood, losses due to casualty or condemnation, increases in property taxes, or changes in zoning laws. Ultimately, a REIT’s performance depends on the types of properties it owns and how well the REIT manages its properties. Additionally, declines in the market value of a REIT may reflect not only depressed real estate prices, but may also reflect the degree of leverage utilized by the REIT.

In general, during periods of rising interest rates, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments, such as long term bonds. Higher interest rates also mean that financing for property purchases and improvements is more costly and difficult to obtain. During periods of declining interest rates, certain mortgage REITs may hold mortgages that mortgagors elect to prepay, which can reduce the yield on securities issued by mortgage REITs. Mortgage REITs may be affected by the ability of borrowers to repay debts to the REIT when due and equity REITs may be affected by the ability of tenants to pay rent.

Like small-cap stocks in general, certain REITs have relatively small market capitalizations and their securities can be more volatile than - and at times will perform differently from - large-cap stocks. In addition, because small-cap stocks are typically less liquid than large-cap stocks, REIT stocks may sometimes experience greater share-price fluctuations than the stocks of larger companies. Further, REITs are dependent upon specialized management skills, have limited diversification, and are therefore subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the fund, a shareholder will bear indirectly a proportionate share of the REIT’s expenses in addition to their proportionate share of the fund’s expenses. Finally, REITs could possibly fail to qualify for tax-free pass-through of income under the Internal Revenue Code or to maintain their exemptions from registration under the 1940 Act and CFTC regulations.

Repurchase Agreements are instruments under which a buyer acquires ownership of certain securities (usually U.S. government securities) from a seller who agrees to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the buyer’s holding period. Any repurchase agreements the fund enters into will involve the fund as the buyer and banks or broker-dealers as sellers. The period of repurchase agreements is usually short, from overnight to one week, although the securities collateralizing a repurchase agreement may have longer maturity dates. Default by the seller might cause the fund to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The fund also may incur disposition costs in liquidating the collateral. In the event of a bankruptcy or other default of a repurchase agreement’s seller, the fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. Certain repurchase agreements the fund may enter into may or may not be subject to an automatic stay in bankruptcy proceedings. The fund will make payment under a repurchase agreement only upon physical delivery or evidence of book entry transfer of the collateral to the account of its custodian bank. Repurchase agreements are the economic equivalents of loans.

Investment Limitations

The investment limitations below may be changed only by vote of a majority of the outstanding voting securities of the fund. Under the 1940 Act, a “vote of a majority of the outstanding voting securities” of the fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the fund or (2) 67% or more of the shares present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

The fund may not:

(1)	Purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(2)	Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(3)	Purchase or sell commodities, commodities contracts or real estate, lend or borrow money, issue senior securities, underwrite securities issued by others, or pledge, mortgage or hypothecate any of its assets, except as permitted by (or not prohibited by) the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

The following descriptions of the 1940 Act may assist investors in understanding the above policies and restrictions.

Borrowing. The 1940 Act restricts an investment company from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets). Transactions that are fully collateralized in a manner that does not involve the prohibited issuance of a “senior security” within the meaning of Section 18(f) of the 1940 Act, shall not be regarded as borrowings for the purposes of the fund’s investment restriction. The fund will not borrow for investment purposes.

Concentration. The SEC has defined concentration as investing 25% or more of an investment company’s total assets in an industry or group of industries, with certain exceptions such as with respect to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, or tax-exempt obligations of state or municipal governments and their political subdivisions.

Diversification. Under the 1940 Act and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the fund.

Lending. Under the 1940 Act, an investment company may only make loans if expressly permitted by its investment policies.

Real Estate. The 1940 Act does not directly restrict an investment company’s ability to invest in real estate, but does require that every investment company have the fundamental investment policy governing such investments. The fund has adopted the fundamental policy that would permit direct investment in real estate. However, the fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of the fund’s Board.

Senior Securities. Senior securities may include any obligation or instrument issued by an investment company evidencing indebtedness. The 1940 Act generally prohibits the fund from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, and firm commitment agreements, when such investments are “covered” or with appropriate earmarking or segregation of assets to cover such obligations.

Underwriting. Under the 1940 Act, underwriting securities involves an investment company purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

The following are non-fundamental investment policies and restrictions, and may be changed by the Board.

The fund may not:

(1)	Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short). Purchase securities on margin, except such short term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.

(2)	Borrow money except that the fund may ( i) borrow money from banks or through an interfund lending facility, if any, and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed ( but not including temporary or emergency borrowings not exceeding 5%); and ( ii) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

(3)	Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

(4)	Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry or group of industries.

(5)	Purchase or sell physical commodities or commodity contracts based on physical commodities or invest in unmarketable interests in real estate limited partnerships or invest directly in real estate. For the avoidance of doubt, the foregoing policy does not prevent the fund from, among other things, ( i) purchasing marketable securities of companies that deal in real estate or interests therein ( including REITs); ( ii) purchasing marketable securities of companies that deal in physical commodities or interests therein; and ( iii) purchasing, selling and entering into futures contracts ( including futures contracts on indices of securities, interest rates and currencies), options on futures contracts ( including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments.

Notwithstanding the investment policies listed above, the fund’s investments and operations will be limited by the terms and conditions of the Order. For example, the Order prohibits the funds from borrowing for investment purposes, holding short positions, and investing in real estate and commodities directly. The Order also prohibits the fund from purchasing any investments that are illiquid at the time of purchase.

Policies and investment limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of the fund’s acquisition of such security or asset, unless otherwise noted. Except with respect to limitations on borrowing and futures contracts, any subsequent change in total assets or net assets, as applicable, or other circumstances does not require the fund to sell an investment if it could not then make the same investment.

CONTINUOUS OFFERING

The fund offers and issues shares at their net asset value per share (NAV) only in aggregations of a specified number of shares (Creation Units). The method by which Creation Units are created and trade may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the fund on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur.

Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the fund’s transfer agent, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the fund are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5( b)(2) of the 1933 Act owed to an exchange member in connection with the sale on an exchange is satisfied by the fact that the prospectus is available at the exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

MANAGEMENT OF THE FUND

The fund is overseen by a Board. The trustees are responsible for protecting shareholder interests. The trustees regularly meet to review the investment activities, contractual arrangements and the investment performance of the fund. The trustees met [ ] times during the most recent fiscal year.

Certain trustees are “interested persons.” A trustee is considered an interested person (Interested Trustee) of the Trust under the 1940 Act if he or she is an officer, director, or an employee of CSIM. A trustee also may be considered an interested person of the Trust under the 1940 Act if he or she owns stock of The Charles Schwab Corporation (CSC), a publicly traded company and the parent company of CSIM.

As used herein, the terms “Fund Complex” and “Family of Investment Companies” each refer collectively to The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios, Schwab Capital Trust, Schwab Strategic Trust and Laudus Trust which, as of [ ], [ ], included [ ] funds. As used herein, the term “Schwab Funds” refers collectively to The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and Schwab Capital Trust; the term “Laudus Funds” refers to Laudus Trust; and the term “Schwab ETFs” refers to Schwab Strategic Trust.

Each of the officers and/or trustees serves in the same capacity, unless otherwise noted, for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The tables below provide information about the trustees and officers for the Trust, which includes the fund in this SAI. The address of each individual listed below is 211 Main Street, San Francisco, California 94105.

Name, Year of Birth, and Position(s) with the Trust (Term of Office and Length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships During the Past Five Years
INDEPENDENT TRUSTEES

Robert W. Burns
1959

Trustee

(Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)

	Retired/Private Investor (Jan. 2009-present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	[ ]	None

John F. Cogan
1947

Trustee

(Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)

	Senior Fellow (Oct. 1979-present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000-present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994-2015), Stanford University.	[ ]	Director (2005-2020), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014-2016), TIAA Charitable (financial services); Senior Managing Director (2003-2016), TIAA (financial services).	[ ]	None

David L. Mahoney
1954

Trustee

(Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)

	Private Investor.	[ ]	Director (2004-present), Corcept Therapeutics Incorporated Director (2009-present), Adamas Pharmaceuticals, Inc. Director (2003-2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018-present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009-2017), CareGroup Healthcare System, Inc. ( healthcare).	[ ]	None

Kiran M. Patel
1948

Trustee

(Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)

	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008-Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	[ ]	Director (2008-present), KLA-Tencor Corporation

Name, Year of Birth, and Position(s) with the Trust (Term of Office and Length of Time Served(1))	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships During the Past Five Years
INDEPENDENT TRUSTEES
Kimberly S. Patmore
1956
Trustee
(Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008-present), Patmore Management Consulting (management consulting).	[ ]	None
INTERESTED TRUSTEES
Walter W. Bettinger II(2)
1960
Chairman and Trustee
(Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008-present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008-present) and Director (May 2008-present), Charles Schwab & Co., Inc.; Director (Apr. 2006-present), Charles Schwab Bank, SSB; Director (Nov. 2017-present), Charles Schwab Premier Bank, SSB; Director (July 2019-present), Charles Schwab Trust Bank; Director (May 2008-present) and President and Chief Executive Officer (Aug. 2017-present), Schwab Holdings, Inc.; Director (Oct. 2020-present), TD Ameritrade Holding Corporation; Director (July 2016-present), Charles Schwab Investment Management, Inc.	[ ]	Director (2008-present), The Charles Schwab Corporation
Joseph R. Martinetto(2)
1962
Trustee
(Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018-present) and Senior Executive Vice President (July 2015-Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015-present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015-Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007-July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007-present), Charles Schwab & Co., Inc.; Director (Apr. 2010-present) and Chief Executive Officer (July 2013-Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017-present), Charles Schwab Premier Bank, SSB; Director (May 2007-present), Chief Financial Officer (May 2007-Aug. 2017), Senior Executive Vice President (Feb. 2016-present), and Executive Vice President (May 2007-Feb. 2016), Schwab Holdings, Inc; Director (Oct. 2020-present), TD Ameritrade Holding Corporation.	[ ]	None

Name, Year of Birth, and Position(s) with the Trust (Term of Office and Length of Time Served(3))	Principal Occupations During the Past Five Years
OFFICERS

Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)

Director (Apr. 2019-present), President (Oct. 2018-present), Chief Operating Officer (Jan. 2020-present) and Chief Executive Officer (Apr. 2019-Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020-present) and Chief Operating Officer (Jan. 2020-present), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019-present), President (Nov. 2018-present) and Trustee (Apr. 2019-Dec. 2020), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019-present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019-present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014-Mar. 2019), and Vice President (Jan. 2009-Dec. 2013), Charles Schwab & Co., Inc.

Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)

Treasurer and Chief Financial Officer (Jan. 2016-present) and Chief Operating Officer (Dec. 2020-present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013-Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013-Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020-present) and Vice President (Oct. 2013-present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011-Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005-Mar. 2011), Massachusetts Financial Service Investment Management.

Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)

Senior Vice President and Chief Investment Officer (Apr. 2011-present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011-present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009-Apr. 2011), Financial Engines, Inc. ( investment management firm); Head of Quantitative Equity (July 2004-Jan. 2009), ING Investment Management.

Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)

Senior Vice President and Chief Investment Officer (Apr. 2011-present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011-present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008-Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006-Jan. 2008), Loomis, Sayles & Company ( investment management firm).

David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)

Senior Vice President (Sept. 2011-present) and Vice President (Mar. 2004-Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011-present) and Vice President (Jan. 2011-Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011-present) and Chief Legal Officer (Dec. 2011-present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011-present), Laudus Funds; Secretary (May 2011-present) and Chief Legal Officer (Nov. 2011-present), Schwab ETFs.

Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)

Vice President (July 2005-present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005-present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005-present) and Chief Legal Officer and Clerk (Mar. 2007-present), Laudus Funds; Vice President (Nov. 2005-present) and Assistant Secretary (June 2007-present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009-present), Schwab ETFs.

(1) Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.

(2) Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of CSC, the parent company of CSIM, the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc., the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of Schwab.

(3) The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Board Leadership Structure

The Chairman of the Board, Walter W. Bettinger II, is Chief Executive Officer and a member of the Board of Directors of CSC and an interested person of the Trust as that term is defined in the 1940 Act. The Board is comprised of a super-majority (75 percent) of trustees who are not interested persons of the Trust ( i.e., independent trustees). The Trust does not have a single lead independent trustee. There are three primary committees of the Board: the Audit, Compliance and Valuation Committee; the Governance Committee; and the Investment Oversight Committee. Each of the Committees is chaired by an independent trustee, and each Committee is currently comprised solely of independent trustees. The Committee chairs preside at Committee meetings, participate in formulating agendas for those meetings, and coordinate with management to serve as a liaison between the independent trustees and management on matters within the scope of the responsibilities of each Committee as set forth in its Board-approved charter. The Board has determined that this leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Board made this determination in consideration of, among other things, the fact that the independent trustees of the Trust constitute a super-majority of the Board, the fact that Committee chairs are independent trustees, the number of funds (and classes) overseen by the Board, and the total number of trustees on the Board.

Board Oversight of Risk Management

Like most investment companies, fund management and its other service providers have responsibility for day-to-day risk management for the fund. The Board’s duties, as part of its risk oversight of the Trust, consist of monitoring risks identified during regular and special reports to the Committees of the Board, as well as regular and special reports to the full Board. In addition to monitoring such risks, the Committees and the Board oversee efforts of fund management and service providers to manage risks to which the funds of the Trust may be exposed. For example, the Investment Oversight Committee meets with portfolio managers and receives regular reports regarding investment risk and credit risk of the fund’s portfolio. The Audit, Compliance and Valuation Committee meets with the fund’s Chief Compliance Officer and Chief Financial Officer and receives regular reports regarding compliance risks, operational risks and risks related to the valuation and liquidity of portfolio securities. From its review of these reports and discussions with management, each Committee receives information about the material risks of the funds of the Trust and about how management and service providers mitigate those risks, enabling the independent Committee chairs and other independent members of the Committees to discuss these risks with the full Board.

The Board recognizes that not all risks that may affect the fund can be identified nor can processes and controls be developed to eliminate or mitigate the occurrence or effects of certain risks; some risks are simply beyond the reasonable control of the fund, its management, and service providers. Although the risk oversight functions of the Board, and the risk management policies of fund management and fund service providers, are designed to be effective, there is no guarantee that they will eliminate or mitigate all risks. In addition, it may be necessary to bear certain risks (such as investment-related risks) to achieve the fund’s investment objective. As a result of the foregoing and other factors, the fund’s ability to manage risk is subject to significant limitations.

Board Responsibilities Under the Order

In addition to the Board’s general responsibilities of protecting shareholder interest, the Board also has additional oversight responsibilities under the Order. Given that this structure is unlike other Schwab ETFs, the Adviser will monitor on an on-going basis how shares trade, including the level of any premium/discount to NAV and the bid/ask spreads on market transactions. For at least the first three years after the launch of the fund, the Advisor will promptly call a meeting of the Board (and will present to the Board for its consideration, recommendations for appropriate remedial measures) and the Board will promptly meet (1) if the Tracking Error exceeds 1%; (2) if, for 30 or more days in any quarter or 15 days in a row (a) the absolute difference between either the closing price or the bid/ask price, on one hand, and NAV, on the other, exceeds 2%; or (b) the bid/ask spread exceeds 2%; or (3) as otherwise deemed necessary or appropriate by the Advisor. In such a circumstance, the Board will consider the continuing viability of the fund, whether shareholders are being harmed, and what, if any, corrective measures would be appropriate to, among other things, narrow the Tracking Error, premium/discount, or bid/ask spread, as applicable. The Board will then decide whether to take any such action. Potential actions may include, but are not limited to: (a) changing lead market makers; (b) listing the fund on a different exchange; (c) changing the size of Creation Units; (d) changing the fund’s investment objective or strategy; (e) publicly disclosing additional information regarding the Proxy Portfolio and/or Actual Portfolio; and (f) revising the algorithms and model universe used as part of the NYSE Proxy Portfolio Methodology. Should the Advisor conclude that the premium/discount between the market price and NAV of the shares remains persistently high, it could recommend to the Board that it liquidate the fund or authorize the Advisor to pursue the potential conversion of the fund to a fully-transparent, active ETF or a mutual fund. The Board will also regularly review the fund’s historical premiums/discounts and bid-ask spreads following the three-year period after the fund’s launch, under the same standards as applied during the first three years of the fund’s life, and determine if any corrective measures may be appropriate.

Individual Trustee Qualifications

The Board has concluded that each of the trustees should initially and continue to serve on the Board because of ( i) his or her ability to review and understand information about the Trust provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management regarding material factors bearing on the management of the Trust, and to exercise their business judgment in a manner that serves the best interests of the Trust’s shareholders and ( ii) the trustee’s experience, qualifications, attributes or skills as described below.

The Board has concluded that Mr. Bettinger should serve as trustee of the Trust because of the experience he gained as president and chief executive officer of The Charles Schwab Corporation, his knowledge of and experience in the financial services industry, and the experience he has gained serving as trustee of the Schwab Funds since 2008, the Schwab ETFs since 2009, and the Laudus Funds since 2010.

The Board has concluded that Mr. Burns should serve as trustee of the Trust because of the experience he gained as managing director of Pacific Investment Management Company, LLC (PIMCO) and president of PIMCO Funds as well as the experience he has gained serving as trustee of the Schwab ETFs since 2009, and his experience serving as chair of the Schwab ETFs’ Audit, Compliance and Valuation Committee until December 2015.

The Board has concluded that Mr. Cogan should serve as trustee of the Trust because of the experience he has gained serving as a senior fellow and professor of public policy at a university and his former service in government, the experience he has gained serving as trustee of the Schwab Funds since 2008 and Laudus Funds since 2010, and his service on other public company boards.

The Board has concluded that Ms. Heller should serve as trustee of the Trust because of the experience she gained as president of TIAA Charitable and as senior managing director at TIAA, the experience she has gained serving on other non-public company boards and her knowledge of and experience in the financial services industry.

The Board has concluded that Mr. Mahoney should serve as trustee of the Trust because of the experience he gained serving as trustee of the Schwab Funds and Laudus Funds since 2011, as co-chief executive officer of a healthcare services company, and his service on other public company boards.

The Board has concluded that Mr. Martinetto should serve as trustee of the Trust because of his experience serving as senior executive vice president, chief financial officer and chief operating officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc.

The Board has concluded that Ms. Moncreiff should serve as trustee of the Trust because of the experience she gained as chief investment officer of CareGroup Healthcare System, the experience she has gained serving on other non-public company boards and her knowledge of and experience in the financial services industry.

The Board has concluded that Mr. Patel should serve as trustee of the Trust because of the experience he gained serving as trustee of the Schwab Funds and Laudus Funds since 2011, as executive vice president, general manager and chief financial officer of a software company, his service on other public company boards, and his experience serving as chair of the Schwab Funds’ and Laudus Funds’ Audit, Compliance and Valuation Committee.

The Board has concluded that Ms. Patmore should serve as trustee of the Trust because of her experience serving as chief financial officer and executive vice president of First Data Payment Business and First Data Corporation, as well as her knowledge of and experience in management consulting.

Trustee Committees

The Board has established certain committees and adopted Committee charters with respect to those committees, each as described below:

•	The Audit, Compliance and Valuation Committee reviews the integrity of the Trust’s financial reporting processes and compliance policies, procedures and processes, and the Trust’s overall system of internal controls. The Audit, Compliance and Valuation Committee also reviews and evaluates the qualifications, independence and performance of the Trust’s independent auditors, and the implementation and operation of the Trust’s valuation policy and procedures. This Committee is comprised of at least three independent trustees and currently has the following members: Kiran M. Patel (Chair), John F. Cogan and Kimberly S. Patmore. The Committee met [ ] times during the most recent fiscal year.

•	The Governance Committee reviews and makes recommendations to the Board regarding Trust governance-related matters, including but not limited to Board compensation practices, retirement policies and term limits, Board self-evaluations, the effectiveness and allocation of assignments and functions by the Board, the composition of Committees of the Board, and the training of trustees. The Governance Committee is responsible for selecting and nominating candidates to serve as trustees. The Governance Committee does not have a written policy with respect to consideration of candidates for trustee submitted by shareholders. However, if the Governance Committee determined that it would be in the best interests of the Trust to fill a vacancy on the Board, and a shareholder submitted a candidate for consideration by the Board to fill the vacancy, the Governance Committee would evaluate that candidate in the same manner as it evaluates nominees identified by the Governance Committee. Nominee recommendations may be submitted to the Secretary of the Trust at the Trust’s principal business address. This Committee is comprised of at least three independent trustees and currently has the following members: John F. Cogan (Chair), Robert W. Burns, David L. Mahoney and

Kimberly S. Patmore. The Committee met [ ] times during the most recent fiscal year.

•	The Investment Oversight Committee reviews the investment activities of the Trust and the performance of the fund’s investment adviser. This Committee is comprised of at least three trustees (at least two-thirds of whom shall be independent trustees) and currently has the following members: Jane P. Moncreiff (Chair), Robert W. Burns, Nancy F. Heller and David L. Mahoney. The Committee met [ ] times during the most recent fiscal year.

Trustee Compensation

The following table provides estimated trustee compensation from the fund for the fiscal year ending [      ], [      ], and the actual total compensation from the Fund Complex for the fiscal year ended [      ], [   ]. Trustee compensation for the fund is paid by CSIM. [To be updated by amendment]

Name of Trustee	Estimated Aggregate Compensation from the Fund in this SAI(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Total Compensation from the Fund and Fund Complex Paid to Trustees(2)

INTERESTED TRUSTEES
Walter W. Bettinger II	None	N/A	None
Jonathan de St. Paer(3)	None	N/A	None
Joseph R. Martinetto	None	N/A	None
INDEPENDENT TRUSTEES
Robert W. Burns	[ ]	N/A	[ ]
John F. Cogan	[ ]	N/A	[ ]
Nancy F. Heller	[ ]	N/A	[ ]
Stephen Timothy Kochis(3)	[ ]	N/A	[ ]
David L. Mahoney	[ ]	N/A	[ ]
Jane P. Moncreiff	[ ]	N/A	[ ]
Kiran M. Patel	[ ]	N/A	[ ]
Kimberly S. Patmore	[ ]	N/A	[ ]
Gerald B. Smith(3)	[ ]	N/A	[ ]

(1)	Estimated aggregate compensation from the fund’s commencement of operations to the fiscal year ended [ ], [ ]. The aggregate compensation paid to the trustees for the fund is estimated for its first full fiscal year, [ ],[ ] through[ ],[ ] as follows: Walter W. Bettinger II $[ ]; Joseph R. Martinetto $[ ]; Robert W. Burns $[ ]; John F. Cogan $[ ]; Nancy F. Heller $[ ]; David L. Mahoney $[ ]; Jane P. Moncreiff $[ ]; Kiran Patel $[ ]; and Kimberly S. Patmore $[ ].

(2)	Actual total compensation from the Fund Complex for the fiscal year ended [ ], [ ].

(3)	Mr. de St. Paer resigned from the Board effective December 31, 2020. Mr. Kochis and Mr. Smith retired from the Board effective December 31, 2020.

Securities Beneficially Owned By Each Trustee

The following table provides each trustee’s equity ownership of the fund and ownership of all registered investment companies overseen by each trustee in the Family of Investment Companies as of [ ], [ ]. [To be updated by amendment]

Name of Trustee	Dollar Range of Trustee Ownership of the Fund Included in the SAI		Aggregate Dollar Range of Trustee Ownership in the Family of Investment Companies
INTERESTED TRUSTEES
Walter W. Bettinger II			[ ]
	Schwab Ariel ESG ETF	None
Joseph R. Martinetto			[ ]
	Schwab Ariel ESG ETF	None
INDEPENDENT TRUSTEES
Robert W. Burns			[ ]
	Schwab Ariel ESG ETF	None
John F. Cogan			[ ]
	Schwab Ariel ESG ETF	None
Nancy F. Heller			[ ]
	Schwab Ariel ESG ETF	None
David L. Mahoney			[ ]
	Schwab Ariel ESG ETF	None
Jane P. Moncreiff			[ ]
	Schwab Ariel ESG ETF	None
Kiran M. Patel			[ ]
	Schwab Ariel ESG ETF	None
Kimberly S. Patmore			[ ]
	Schwab Ariel ESG ETF	None

As of [ ], [ ], none of the independent trustees or their immediate family members owned beneficially or of record any securities of CSIM or Schwab, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with CSIM or Schwab.

Code of Ethics

The fund, CSIM and the distributor have adopted Codes of Ethics as required under the 1940 Act. Subject to certain conditions or restrictions, the Codes of Ethics permit the trustees, directors, officers or advisory representatives of the fund or CSIM or the directors or officers of the distributor to buy or sell directly or indirectly securities for their own accounts. This includes securities that may be purchased or held by the fund. Securities transactions by some of these individuals may be subject to prior approval of the investment adviser’s Chief Compliance Officer or alternate. Most securities transactions are subject to quarterly reporting and review requirements.

Ariel has adopted a Code of Ethics which describe their policies and procedures pertaining to personal securities transactions and giving and accepting gifts and entertainment. Subject to the limitations set forth in the Code of Ethics, the officers, directors, Trustees and employees of Ariel may invest in securities, including securities that may be purchased or held by the fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of [ ], [ ], the officers and trustees of the Trust, as a group owned, of record or beneficially, none of the outstanding voting securities of the fund.

As of [ ], [ ], no persons or entities owned, of record or beneficially, 5% or more of the outstanding voting securities of the fund.

Persons who beneficially own more than 25% of the fund may be deemed to control the fund. As a result, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of the fund to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholder.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser

CSIM, a wholly owned subsidiary of CSC, 211 Main Street, San Francisco, California 94105, serves as the fund’s investment adviser pursuant to an Amended and Restated Advisory Agreement (Advisory Agreement) between it and the Trust. Charles R. Schwab is the founder, Chairman and Director of CSC. As a result of his ownership of and interests in CSC, Mr. Schwab may be deemed to be a controlling person of CSIM.

Advisory Agreement

After an initial two-year term, the continuation of the fund’s Advisory Agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party ( independent trustees), cast in person, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, at a meeting called for the purpose of voting on such approval.

After the initial two year terms, each year, the Board will call and hold one or more meetings to decide whether to renew the advisory agreement between the Trust and CSIM with respect to the fund. In preparation for the meetings, the Board requests and reviews a wide variety of materials provided by CSIM as well as extensive data provided by third parties and the independent trustees receive advice from counsel to the independent trustees.

CSIM is entitled to receive a fee from the fund, payable monthly, for its advisory and administrative services to the fund. As compensation for these services, CSIM receives a management fee from the fund, expressed as a percentage of the fund’s average daily net assets, as follows: [To be updated by amendment]

Fund	Fee
Schwab Ariel ESG ETF	[ ]%

Pursuant to the Advisory Agreement, CSIM pays the operating expenses of the fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding taxes, brokerage expenses and extraordinary or non-routine expenses.

Subadvisory Agreement

The fund is actively managed by a team of dedicated investment professionals, led by CSIM, who serves as the “manager of managers,” and Ariel Investments, LLC (Ariel or the subadviser) who manages the assets of the fund. CSIM oversees the advisory services provided to the fund. CSIM may also manage a portion of the fund’s assets. Pursuant to a sub-advisory agreement, and under the supervision of CSIM and the fund’s Board, the subadviser is responsible for the day-to-day investment management of the assets of the fund. The subadviser is responsible for managing its employees who provide services to the fund. Subject to Board review, CSIM allocates and, when appropriate, reallocates the fund’s assets to the subadviser, monitors and evaluates subadviser performance, and oversees subadviser compliance with the fund’s investment objectives, policies and restrictions. CSIM may hire additional subadvisers in the future as the fund is operated under manager of managers exemptive relief.

CSIM has entered into an agreement on behalf of the fund with Ariel by which Ariel acts as subadviser to the fund (Subadviser Agreement). Under the Subadviser Agreement, Ariel, continuously furnishes an investment management program for the fund and makes investment decisions on behalf of the fund and places all orders for the purchase and sale of portfolio securities and all other investments, subject to the supervision of CSIM and the trustees.

[Ariel, with its principal office located 200 East Randolph Street, Suite 2900, Chicago, Illinois, 60601, manages the assets of the fund. Ariel is a registered investment adviser [      ]. As of [     , 2021], Ariel had approximately $[     ] in investment company and other portfolio assets under management.]

The investment adviser pays the subadviser out of the amount it receives from the fund.

Distributor

SEI Investments Distribution Co. (the Distributor), 1 Freedom Valley Drive, Oaks, Pennsylvania 19456, is the principal underwriter and distributor of shares of the fund. The Distributor has entered into an agreement with the Trust pursuant to which it distributes shares of the fund (the Distribution Agreement). The Distributor continually distributes shares of the fund on a best effort basis. The Distributor has no obligation to sell any specific quantity of fund shares. The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter in accordance with the 1940 Act. Shares are continuously offered for sale by the fund through the Distributor only in Creation Units, as described in the fund’s prospectus. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the 1934 Act) and a member of the Financial Industry Regulatory Authority. The Distributor is not affiliated with the Trust, CSIM, or any stock exchange.

The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, on at least sixty (60) days prior written notice to the other party. The Distribution Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

Payments to Financial Intermediaries

CSIM and its affiliates make payments to certain broker-dealers, banks, trust companies, insurance companies, retirement plan service providers, consultants and other financial intermediaries (Intermediaries) for services and expenses incurred in connection with certain activities or services which may educate financial advisors or facilitate, directly or indirectly, investment in the fund and other investment companies advised by CSIM, including the Schwab ETFs. These payments are made by CSIM or its affiliates at their own expense, and not from the assets of the fund. Although a portion of CSIM’s and its affiliates’ revenue comes directly or indirectly in part from fees paid by the fund, these payments do not increase the expenses paid by investors for the purchase of fund shares, or the cost of owning the fund.

These payments may relate to educational efforts regarding the fund, or for other activities, such as marketing and/or fund promotion activities and presentations, educational training programs, conferences, data analytics and support, the development and support of technology platforms and/or reporting systems. In addition, CSIM or its affiliates make payments to certain Intermediaries that make shares of the fund available to their customers or otherwise promote the fund, which may include Intermediaries that allow customers to buy and sell fund shares without paying a commission or other transaction charge. Payments of this type are sometimes referred to as revenue-sharing or marketing support.

Payments made to Intermediaries may be significant and may cause an Intermediary to make decisions about which investment options it will recommend or make available to its clients or what services to provide for various products based on payments it receives or is eligible to receive. As a result, these payments could create conflicts of interest between an Intermediary and its clients and these financial incentives may cause the Intermediary to recommend the fund over other investments.

As of [ ], [ ], CSIM anticipates that Envestnet Asset Management, Inc., Great-West Life & Annuity Insurance Company, LPL Financial LLC, Minnesota Life Insurance Company, Morgan Stanley Smith Barney LLC, Northwestern Mutual Investment Services, LLC, Principal Life Insurance Company, Teachers Insurance and Annuity Association of America and UBS Financial Services Inc. will receive these payments. CSIM may enter into similar agreements with other FINRA member firms (or their affiliates) in the future. In addition to member firms of FINRA, CSIM and its affiliates may also make these payments to certain other financial intermediaries, such as banks, trust companies, insurance companies, and plan administrators and consultants that sell fund shares or provide services to the fund and their shareholders. These firms may not be included in this list. You should ask your financial intermediary if it receives such payments.

CSIM also makes payments to Charles Schwab & Co., Inc. (Schwab), for certain administrative, professional and support services provided by Schwab, in its capacity as an affiliated financial intermediary of the fund. These payments reimburse Schwab for its charges, costs and expenses of providing Schwab personnel to perform marketing and sales activities under the direction of CSIM, such as sales lead generation and sales support, assistance with public relations, marketing and/or advertising activities and presentations, educational training programs, conferences, and data analytics and support. Payments also are made by CSIM to Schwab for CSIM’s allocated costs of general corporate services provided by Schwab, such as human resources, facilities, project management support and technology.

Transfer Agent

State Street Bank and Trust Company (State Street), One Lincoln Street, Boston, Massachusetts 02111, serves as the fund’s transfer agent. As part of these services, the firm maintains records pertaining to the sale, redemption and transfer of the fund’s shares.

The transfer agent is also responsible for the order-taking function for the fund’s shares.

Custodian and Fund Accountant

State Street, One Lincoln Street, Boston, Massachusetts 02111, serves as custodian and accountant for the fund.

The custodian is responsible for the daily safekeeping of securities and cash held by the fund. The fund’s accountant maintains all books and records related to the fund’s transactions.

Independent Registered Public Accounting Firm

The fund’s independent registered public accounting firm, [ ], audits and reports on the annual financial statements of the fund and reviews certain regulatory reports. [ ] also reviews the fund’s federal income tax returns and performs other professional, accounting, auditing, tax and advisory services when engaged to do so by the Trust.

Securities Lending Activities

The fund is new and to-date has not entered into a contract with a securities lending agent and is not engaged in securities lending.

PORTFOLIO MANAGERS

Ariel acts as subadviser to the fund. Presented below is information about the portfolio managers of the fund as identified in the fund’s prospectus.

Other Accounts. In addition to the fund, each portfolio manager (collectively, referred to as the Portfolio Managers) is responsible for the day-to-day management of certain other accounts, as listed below. The accounts listed below under “Registered Investment Companies” and “Other Pooled Investment Vehicles” are not subject to a performance-based fee. The accounts listed under “Other Accounts (separate accounts)” are subject to a performance-based advisory fee. The information below is provided as of [ ], [ ]. [To be updated by amendment]

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts (separate accounts)
Portfolio Managers	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
John W. Rogers	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Kenneth E. Kuhrt	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Portfolio Manager Compensation – John W. Rogers, Jr. As of September 30, 2020, Mr. Rogers’ compensation is determined by Ariel’s Board of Directors and is composed of:

(1)	Base Salary. Base salary is a fixed amount determined annually and is calculated based upon market factors for chief executive officers with portfolio management responsibilities.

(2)	Discretionary Cash Bonus. Discretionary cash bonuses are related to the profitability of the subadviser.

(3)	Annual Restricted Stock Grants. Stock grants awarded are based upon Mr. Rogers’ contribution to the subadviser.

Portfolio Manager Compensation – All Others. As of September 30, 2020, the other portfolio managers’ compensation is determined by Mr. Rogers, in consultation with Ariel’s Board of Directors. Their compensation consists of:

(1)	Base Salary. Base salary is a fixed amount determined annually. Base salaries vary among the portfolio managers and may be based on factors such as level of experience, position responsibilities, and years of service.

(2)	Discretionary Cash Bonus. Discretionary cash bonuses are related to the profitability of the subadviser.

(3)	Annual Restricted Stock Grants. Stock grants awarded are based on the portfolio manager’s contribution to the subadviser.

The subadviser attempts to align the interests of the portfolio managers and fund shareholders in determining the portfolio managers’ compensation. Each portfolio manager is evaluated on qualitative factors, which may include: technical skills, productivity, communication skills, industry knowledge, contribution to long-term performance of the funds (and other accounts) he or she manages, and consistent exhibition of the subadviser’s firm values. There is no mathematical formula attributed to any of the factors considered in determining the value of each form of compensation; rather, each factor considered is a part of a comprehensive qualitative review.

Ownership of Fund Shares. Because the fund had not commenced operations prior to the date of this SAI, no information regarding the Portfolio Managers’ “beneficial ownership” of shares of the fund has been included. This information will appear in a future version of the SAI.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Portfolio Turnover

For reporting purposes, the fund’s portfolio turnover rate is calculated by dividing the value of purchases or sales of portfolio securities for the fiscal year, whichever is less, by the monthly average value of portfolio securities the fund owned during the fiscal year. When making the calculation, all securities whose maturities at the time of acquisition were one year or less (short-term securities) are excluded. Securities received or delivered in the processing of in-kind creation or redemption baskets are excluded from the calculation.

A 100% portfolio turnover rate would occur, for example, if all portfolio securities (aside from short-term securities) were sold and either repurchased or replaced once during the fiscal year. Typically, funds with high turnover (such as 100% or more) tend to generate higher capital gains and transaction costs, such as brokerage commissions. Because the fund is new, it does not have portfolio turnover rates to report.

Portfolio Transactions

The investment adviser and subadviser make decisions with respect to the purchase and sale of portfolio securities on behalf of the fund. The investment adviser and subadviser are responsible for implementing these decisions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. The fund generally does not incur any commissions or sales charges when it invests in underlying Schwab Funds or Laudus Funds, but it may incur such costs if it invests directly in other types of securities or in unaffiliated funds. Purchases and sales of securities on a stock exchange, including ETF shares, or certain riskless principal transactions placed on NASDAQ are typically effected through brokers who charge a commission for their services. Exchange fees may also apply to transactions effected on an exchange. Purchases and sales of fixed-income securities may be transacted with the issuer, the issuer’s underwriter, or a dealer. The fund does not usually pay brokerage commissions on purchases and sales of fixed-income securities, although the price of the securities generally includes compensation, in the form of a spread or a mark-up or mark-down, which is not disclosed separately. The price the fund pays to underwriters of newly-issued securities usually include a commission paid by the issuer to the underwriter. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices. The money market securities in which the fund may invest are traded primarily in the OTC market on a net basis and do not normally involve either brokerage commissions or transfer taxes. It is expected that the cost of executing portfolio securities transactions of the fund will primarily consist of dealer spreads and brokerage commissions.

The investment adviser and subadviser seek to obtain the best execution for the fund’s portfolio transactions. The investment adviser or the subadviser may take a number of factors into account in selecting brokers or dealers to execute these transactions. Such factors may include, without limitation, the following: execution price; brokerage commission or dealer spread; size or type of the transaction; nature or character of the markets; clearance or settlement capability; reputation; financial strength and stability of the broker or dealer; efficiency of execution and error resolution; block trading capabilities; willingness to execute related or unrelated difficult transactions in the future; order of call; ability to facilitate short selling; provision of additional brokerage or research services or products; whether a broker guarantees that the fund will receive, on aggregate, prices at least as favorable as the closing prices on a given day when adherence to “market-on-close” pricing aligns with fund objectives; or whether a broker guarantees that the fund will receive the volume-weighted average price (VWAP) for a security for a given trading day (or portion thereof) when the investment adviser or the subadviser believes that VWAP execution is in the fund’s best interest. In addition, the investment adviser and subadviser may have incentive sharing arrangements with certain unaffiliated brokers who guarantee market-on-close pricing: on a day when such a broker executes transactions at prices better, on aggregate, than market-on-close prices, that broker may receive, in addition to his or her standard commission, a portion of the net difference between the actual execution prices and corresponding market-on-close prices for that day.

The investment adviser and subadviser may cause the fund to pay a higher commission than otherwise obtainable from other brokers or dealers in return for brokerage or research services or products if the investment adviser or subadviser believes that such commission is reasonable in relation to the services provided. In addition to agency transactions, the investment adviser and subadviser may receive brokerage and research services or products in connection with certain riskless principal transactions, in accordance with applicable SEC and other regulatory guidelines. In both instances, these services or products may include: economic, industry, or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation equipment and services; research or analytical computer software and services; products or services that assist in effecting transactions, including services of third-party computer systems developers directly related to research and brokerage activities; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The investment adviser or the subadviser may use research services furnished by brokers or dealers in servicing all fund accounts, and not all services may necessarily be used in connection with the account that paid commissions or spreads to the broker or dealer providing such services.

The investment adviser or subadviser may receive a service from a broker or dealer that has both a “research” and a “non-research” use. When this occurs, the investment adviser or subadviser will make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with fund commissions or spreads, while the investment adviser or the subadviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the investment adviser or the subadviser faces a potential conflict of interest, but the investment adviser and subadviser believe that the costs of such services may be appropriately allocated to their anticipated research and non-research uses.

The investment adviser and subadviser may purchase for the fund, new issues of securities in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the investment adviser or subadviser with research services, in accordance with applicable rules and regulations permitting these types of arrangements. Generally, the seller will provide research

“credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e) of the 1934 Act.

The investment adviser and subadviser may place orders directly with electronic communications networks or other alternative trading systems. Placing orders with electronic communications networks or other alternative trading systems may enable the fund to trade directly with other institutional holders. At times, this may allow the fund to trade larger blocks than would be possible trading through a single market maker.

The investment adviser and subadviser may aggregate securities sales or purchases among two or more funds. The investment adviser and subadviser will not aggregate transactions unless it believes such aggregation is consistent with its duty to seek best execution for each affected fund and is consistent with the terms of the investment advisory agreement for such fund. In any single transaction in which purchases and/or sales of securities of any issuer for the account of the fund are aggregated with other accounts managed by the investment adviser and subadviser, the actual prices applicable to the transaction will be averaged among the accounts for which the transaction is effected, including the account of the fund.

In determining when and to what extent to use Schwab or any other affiliated broker-dealer (including affiliates of the subadviser) as its broker for executing orders for the fund on securities exchanges, the investment adviser and the subadviser follow procedures, adopted by the fund’s Board, that are designed to ensure that affiliated brokerage commissions ( if relevant) are reasonable and fair in comparison to unaffiliated brokerage commissions for comparable transactions. The Board reviews the procedures annually and approves and reviews transactions involving affiliated brokers quarterly.

Brokerage Commissions

The fund is new and, therefore, the fund paid no brokerage commissions for each of the last three fiscal years.

Regular Broker-Dealers

The fund is new and, therefore, has not purchased securities issued by any “regular broker-dealers” (as defined in Rule 10b-1 under the 1940 Act).

PROXY VOTING

The Board has delegated the responsibility for voting proxies to CSIM, pursuant to CSIM’s Proxy Voting Policy with respect to proxies voted on behalf of the various Schwab Funds’ portfolios. CSIM may also involve the subadviser in all voting decisions, particularly to incorporate similar ESG components as involved in the subadviser’s investment decision-making process. CSIM expects to provide its proxy determinations for the fund to the subadviser for confirmation on the voting decisions. A description of CSIM’s Proxy Voting Policy is included in Appendix – Proxy Voting Policy. A description of the subadviser’s proxy voting policy is included in the Appendix – Subadviser Proxy Voting Policy.

The Trust is required to disclose annually the fund’s complete proxy voting record on Form N-PX. The fund’s proxy voting record for the most recent 12-month period ended June 30th is available by visiting the Schwab ETFs’ website at www.schwabfunds.com/schwabetfs_prospectus. The fund’s Form N-PX will also be available on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE

The Proxy Portfolio

Unlike traditional ETFs that publish both the identities and quantities of their portfolio holdings (“Actual Portfolio”) daily, Schwab Ariel ESG ETF does not publish the identities of its portfolio holdings daily. Instead, the fund will post a proxy portfolio (“Proxy Portfolio”). The fund uses the Proxy Portfolio as a portfolio transparency substitute for its Actual Portfolio. A Fund’s Proxy Portfolio holdings are publicly disseminated each day a Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Creation Units, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the NYSE Arca via the NSCC, a clearing agency that is registered with the SEC. The names and quantities of the instruments included in the basket composition file may not be the same as a Fund’s Proxy Portfolio. Each Business Day, a Fund’s Proxy Portfolio holdings information is provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including market makers and Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of a Fund in the secondary market or evaluating such potential transactions.

The Proxy Portfolio published on the fund’s website each Business Day will include the following information for each portfolio holding in the Proxy Portfolio: (1) ticker symbol; (2) CUSIP or other identifier; (3) description of holding; (4) quantity of each security or other asset held; and (5) percentage weight of the holding in the Proxy Portfolio. The fund’s website will note that the Proxy Overlap is calculated based on the Proxy Portfolio and portfolio holdings as of the prior Business Day. The Proxy Overlap will be calculated by taking the lesser weight of each asset held in common between the Actual Portfolio and the Proxy Portfolio and adding the totals. The goal of the Proxy Portfolio is to allow for efficient trading of shares through an effective portfolio transparency substitute.

Proxy Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide services to a Fund in the ordinary course of business after it has been disseminated to the NSCC. From time to time, information concerning Proxy Portfolio holdings other than Proxy Portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may be provided to other entities that provide services to a Fund, including rating or ranking organizations, in the ordinary course of business, no earlier than one Business Day following the date of the information. A Fund, Adviser, Subadviser, Custodian and Distributor will not disseminate non-public information concerning a Fund, except: (i) to a party for a legitimate business purpose related to the day-to-day operations of a Fund or (ii) to any other party for a legitimate business or regulatory purpose, upon waiver or exception.

The Actual Portfolio

For this section only, the following disclosure relates to The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios, Schwab Capital Trust, Schwab Strategic Trust and Laudus Trust (collectively, the Trusts) and each series thereunder (each a fund and collectively, the funds).

The Trusts’ Board has approved policies and procedures that govern the timing and circumstances regarding the disclosure of fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the funds’ portfolio securities is in the best interests of fund shareholders, and include procedures to address conflicts between the interests of the funds’ shareholders, on the one hand, and those of the funds’ investment adviser, subadviser (if applicable), principal underwriter or any affiliated person of a fund, its investment adviser, subadviser or principal underwriter, on the other. Pursuant to such procedures, the Board has authorized one of the President, Chief Operating Officer or Chief Financial Officer of the Trusts ( in consultation with a fund’s subadviser, if applicable) to authorize the release of the funds’ portfolio holdings prior to regular public disclosure (as outlined in the prospectus and below) or regular public filings, as necessary, in conformity with the foregoing principles.

The Board exercises on-going oversight of the disclosure of fund portfolio holdings by overseeing the implementation and enforcement of the funds’ policies and procedures by the Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters. The Board will receive periodic updates, at least annually, regarding entities which were authorized to be provided “early disclosure” of the funds’ portfolio holdings information and will periodically review any agreements that the Trusts have entered into to selectively disclose portfolio holdings.

Portfolio holdings may be made available on a selective basis to ratings agencies, certain industry organizations, consultants and other qualified financial professionals when the appropriate officer of the Trusts determines such disclosure meets the requirements noted above and serves a legitimate business purpose. Agreements entered into with such entities will describe the permitted use of portfolio holdings and provide that, among other customary confidentiality provisions: ( i) the portfolio holdings will be kept confidential; ( ii) the person will not trade on the basis of any material non-public information; and ( iii) the information will be used only for the purpose described in the agreement.

The funds’ service providers including, without limitation, the investment adviser, subadvisers ( if applicable), the distributor, the custodian, fund accountant, transfer agent, certain affiliates of the investment adviser, counsel, auditor, proxy voting service provider, pricing information vendors, trade execution measurement vendors, portfolio management system providers, cloud database providers, securities lending agents, publisher, printer and mailing agent may receive disclosure of portfolio holdings information as frequently as daily in connection with the services they perform for the funds. CSIM, any subadviser to a fund as disclosed in the most current prospectus, Glass, Lewis & Co., LLC, State Street and/or Brown Brothers Harriman & Co., as service providers to the funds, are currently receiving this information on a daily basis. Donnelley Financial Solutions, as a service provider to the funds, is currently receiving this information on a quarterly basis. Deloitte, the Transfer Agent, and the Distributor, as service providers to the funds, receive this information on an as-needed basis. Service providers are subject to a duty of confidentiality with respect to any portfolio holdings information they receive whether imposed by the confidentiality provisions of the service providers’ agreements with the Trusts or by the nature of its relationship with the Trusts. Although certain of the service providers are not under formal confidentiality obligations in connection with disclosure of portfolio holdings, a fund will not continue to conduct business with a service provider who the fund believes is misusing the disclosed information.

To the extent that a fund invests in an ETF, the Trusts will, when required by the exemptive orders issued by the SEC to ETF sponsors and the procedures adopted by the Board, promptly notify the ETF in writing of any purchase or acquisition of shares of the ETF that causes the fund to hold ( i) 5% or more of such ETF’s total outstanding voting securities, and ( ii) 10% or more of such ETF’s total outstanding voting securities. In addition, CSIM will, upon causing a fund to acquire more than 3% of an ETF’s outstanding shares, notify the ETF of the investment.

The funds’ policies and procedures prohibit the funds, the funds’ investment adviser or any related party from receiving any compensation or other consideration in connection with the disclosure of portfolio holdings information.

Generally, a complete list of a fund’s portfolio holdings is published on the fund’s website www.schwabfunds.com on the “Prospectus & Reports” tab under “Portfolio Holdings” generally 60-80 days after a fund’s fiscal quarter-end in-line with regulatory filings unless a different timing is outlined in the fund’s prospectus.

Specifically for the Schwab ETFs (other than the Schwab Ariel ESG ETF), each Schwab ETF discloses its portfolio holdings and the percentages the holdings represent of the fund’s net assets at least monthly on the website and as often as each day the fund is open for business. Portfolio holdings information made available in connection with the process of purchasing or redeeming Creation Units for the Schwab ETFs may be provided to other entities that provided services to the funds in the ordinary course of business after it has been disseminated to the NSCC.

[With respect to the Schwab Ariel ESG ETF, the fund discloses its month-end full portfolio holdings and the percentages the holdings represent of the fund’s net assets at least quarterly on the website 15 days after the end of each fiscal quarter for each of the preceding three months.]

The Schwab Money Funds have an ongoing arrangement to make available information about the funds’ portfolio holdings and information derived from the funds’ portfolio holdings to iMoneyNet, a rating and ranking organization, which is subject to a confidentiality agreement. Under its arrangement with the funds, iMoneyNet, among other things, receives information concerning the funds’ net assets, yields, maturities and portfolio compositions on a weekly basis, subject to a one business day lag.

On the website, the funds also may provide, on a monthly or quarterly basis, information regarding certain attributes of a fund’s portfolio, such as a fund’s top ten holdings, sector weightings, composition, credit quality and duration and maturity, as applicable. This information is generally updated within 5-25 days after the end of the period. This information on the website is publicly available to all categories of persons.

The funds may disclose non-material information including commentary and aggregate information about the characteristics of a fund in connection with or relating to a fund or its portfolio securities to any person if such disclosure is for a legitimate business purpose, such disclosure does not effectively result in the disclosure of the complete portfolio securities of any fund (which can only be disclosed in accordance with the above requirements), and such information does not constitute material non-public information. Such disclosure does not fall within the portfolio securities disclosure requirements outlined above.

Whether the information constitutes material non-public information will be made on a good faith determination, which involves an assessment of the particular facts and circumstances. In most cases, commentary or analysis would be immaterial and would not convey any advantage to a recipient in making a decision concerning a fund. Commentary and analysis include, but are not limited to, the allocation of a fund’s portfolio securities and other investments among various asset classes, sectors, industries, countries or other relevant category, the characteristics of the stock components and other investments of a fund, the attribution of fund returns by asset class, sector, industry, country or other relevant category, and the volatility characteristics of a fund.

DESCRIPTION OF THE TRUST

The fund is a series of Schwab Strategic Trust, an open-end investment management company organized as a Delaware statutory trust on January 27, 2009.

The Declaration of Trust provides for the perpetual existence of the Trust. The Trust may, however, be terminated at any time by vote of at least two-thirds of the outstanding shares of each series of the Trust or by the vote of the trustees.

Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote (to the extent provided on the Declaration of Trust) in the election of trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholders will vote by individual series on all matters except ( i) when required by the 1940 Act, shares shall be voted in the aggregate and not by individual series and ( ii) when the trustees have determined that the matter affects only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon. Shareholders of one series shall not be entitled to vote on matters exclusively affecting another series, such matters including, without limitation, the adoption of or change in any fundamental policies or restrictions of the other series and the approval of the investment advisory contracts of the other series.

There will normally be no meetings of shareholders for the purpose of electing trustees, except that in accordance with the 1940 Act ( i) the Trust will hold a shareholders’ meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and ( ii) if, as a result of a vacancy in the Board, less than two-thirds of the trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust’s custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Voting rights are not cumulative.

The Trust may, without shareholder vote, restate, amend or otherwise supplement the Declaration of Trust. Shareholders shall have the right to vote on any amendment that could affect their right to vote, any amendment to the Amendments section, any amendment for which shareholder vote may be required by applicable law or by the Trust’s registration statement filed with the SEC, and on any amendment submitted to them by the trustees.

Any series of the Trust may reorganize or merge with one or more other series of the Trust or another investment company. Any such reorganization or merger shall be pursuant to the terms and conditions specified in an agreement and plan of reorganization authorized and approved by the trustees and entered into by the relevant series in connection therewith. In addition, such reorganization or merger may be authorized by vote of a majority of the trustees then in office and, to the extent permitted by applicable law, without the approval of shareholders of any series.

Shareholders wishing to submit proposals for inclusion in a proxy statement for a future shareholder meeting should send their written submissions to the Trust at 1 Freedom Valley Drive, Oaks, Pennsylvania 19456. Proposals must be received a reasonable time in advance of a proxy solicitation to be included. Submission of a proposal does not guarantee inclusion in a proxy statement because proposals must comply with certain federal securities regulations.

EXCHANGE LISITING AND TRADING

Shares of the fund are listed for trading, and trade throughout the day, on the NYSE Arca. The fund is listed and traded on the NYSE Arca pursuant to relief under Rule 19b-4 of the 1934 Act. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of shares of the fund will continue to be met. The NYSE Arca may, but is not required to, remove shares of the fund from listing under any of the following circumstances: (i) any of the continued listing requirements are not continuously maintained; (ii) following the initial twelve month period after commencement of trading on the NYSE Arca there are fewer than 50 beneficial holders; (iii) the NYSE Arca is notified, or otherwise becomes aware, that the fund is not in compliance with the conditions of any currently applicable exemptive order or no-action relief; (iv) any of the statements or representations regarding (a) the description of the portfolio, (b) limitations on portfolio holdings, or (c) the applicability of NYSE Arca listing rules, specified in the NYSE Arca’s rule filing pursuant to Section 19(b) of the 1934 Act to permit the listing and trading of shares, is not continuously maintained; or (v) such other event shall occur or condition exists which, in the opinion of the NYSE Arca, makes further dealings on the NYSE Arca inadvisable.

If the trading of a security held in the fund’s Actual Portfolio is halted or otherwise does not have readily available market quotations and the Advisor believes that the lack of any such readily available market quotations may affect the reliability of the Proxy Portfolio as an arbitrage vehicle or otherwise determines it is in the best interest of the fund, the Advisor promptly will disclose on the fund’s website the identity and weighting of such security for so long as such security’s trading is halted or otherwise does not have readily available market quotations and remains in the Actual Portfolio. If securities representing 10% or more of the fund’s Actual Portfolio do not have readily available market quotations, the Advisor will promptly request that the NYSE Arca halt trading in the fund’s shares.

As in the case of other publicly traded securities, when you buy or sell shares through a broker, you will incur a brokerage commission determined by that broker.

The Trust reserves the right to adjust the share prices of a fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the fund or an investor’s equity interest in the fund.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Creation and Redemption of Creation Units

The fund is open each day that the New York Stock Exchange (NYSE) is open (Business Days). The NYSE’s trading session is normally conducted from 9:30 a.m. Eastern time until 4:00 p.m. Eastern time, Monday through Friday, although some days, such as in advance of and following holidays, the NYSE’s trading session closes early. The NYSE typically observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Although it is expected that the same holidays will be observed in the future, the NYSE may modify its holiday schedule or hours of operation at any time. Only orders that are received and deemed acceptable by the transfer agent no later than the time specified by the Trust will be executed that day at the fund’s share price calculated that day. On any day that the NYSE closes early, the fund reserves the right to advance the time by which purchase and redemption orders must be received by the transfer agent that day to be executed that day at that day’s share price. If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the fund reserves the right to treat such day as a Business Day and accept purchase and redemption orders and calculate their NAV as of the normally scheduled close of regular trading on the NYSE for that day.

Creation. The Trust issues and sells shares of the fund only in Creation Units on a continuous basis through the transfer agent, without a sales load, at the NAV next determined after receipt, on any Business Day, for an order received and deemed acceptable by the transfer agent.

Fund Deposit. The consideration for purchase of Creation Units of the fund may consist of ( i) the in-kind deposit of a designated portfolio of securities (the Deposit Securities), and ( ii) an amount of cash denominated in U.S. Dollars (the Cash Component) computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the fund.

The fund may accept a basket of cash or cash equivalents that differs from the composition of the published basket. The fund may permit or require the consideration for Creation Units to consist solely of cash or cash equivalents. The fund may permit or require the substitution of an amount of cash ( i.e., a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security. For example, the Trust reserves the right to permit or require a “cash in lieu” amount where the delivery of the Deposit Security by the Authorized Participant (as described below) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or in certain other situations.

The Cash Component is sometimes also referred to as the “Balancing Amount.” The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the value of the Deposit Securities. If the Cash Component is a positive number ( i.e., the NAV per Creation Unit exceeds the value of the Deposit Securities), the creator will deliver the Cash Component. If the Cash Component is a negative number ( i.e., the NAV per Creation Unit is less than the value of the Deposit Securities), the creator will receive the Cash Component. Computation of the Cash Component excludes any stamp duty tax or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, which shall be the sole responsibility of the Authorized Participant.

The identity and amount of Deposit Securities and Cash Component for the fund changes as the composition of the fund’s portfolio changes and as rebalancing adjustments and corporate action events are reflected from time to time by CSIM with a view to the investment objective of the fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the fund’s portfolio.

The fund or its agent, through the NSCC or otherwise, makes available on each Business Day, prior to the opening of business on the NYSE Arca, Inc. Exchange (currently 9:30 a.m., Eastern time), the current Fund Deposit for the fund. Such Deposit Securities are applicable, subject to any adjustments, in order to effect creations of Creation Units of the fund until such time as the next-announced composition of the Deposit Securities is made available.

Procedures for Creation of Creation Units. To be eligible to place orders with the transfer agent and to create a Creation Unit of the fund, an entity must be a Depository Trust Company (DTC) participant, such as a broker-dealer, bank, trust company, clearing corporation or certain other organization, some of whom (and/or their representatives) own DTC (each a DTC Participant). DTC acts as securities depositary for the shares. The

DTC Participant must have executed an agreement with the transfer agent with respect to creations and redemptions of Creation Units (Participant Agreement). A DTC Participant that has executed a Participant Agreement is referred to as an Authorized Participant. Investors should contact the transfer agent for the names of Authorized Participants that have signed a Participant Agreement. All shares of the fund, however created, will be entered on the records of DTC in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

All orders to create shares must be placed for one or more Creation Units. Orders must be transmitted by an Authorized Participant pursuant to procedures set forth in the Participant Agreement. The date on which an order to create Creation Units (or an order to redeem Creation Units, as discussed below) is placed is referred to as the Transmittal Date. Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the transfer agent pursuant to procedures set forth in the Participant Agreement, as described below. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the transfer agent or an Authorized Participant.

On days when the New York Stock Exchange or U.S. or non-U.S. bond markets close earlier than normal, the fund may require purchase orders to be placed earlier in the day. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility ( including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding.

If the fund does not receive both the required Deposit Securities and the Cash Component by the specified time on the settlement date, the Trust may cancel or revoke acceptance of such order. Upon written notice to the transfer agent, such canceled or revoked order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of the fund. The delivery of Creation Units so created generally will occur no later than the settlement date.

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed since, in addition to available Deposit Securities, cash or cash equivalents must be deposited in an amount equal to the sum of ( i) the Cash Component, plus ( ii) at least 115%, which the Trust may change from time to time, of the market value of the undelivered Deposit Securities (the Additional Cash Deposit) with the fund pending delivery of any missing Deposit Securities. The Authorized Participant must deposit with the custodian the appropriate amount of federal funds by 10:00 a.m. New York time (or such other time as specified by the Trust) on the settlement date. If the fund does not receive the Additional Cash Deposit in the appropriate amount by such time, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the fund for losses, if any, resulting therefrom. An additional amount of cash or cash equivalents shall be required to be deposited with the fund, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 110% or 115% as required, which the Trust may change from time to time, of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by the specified time on the settlement date, or in the event a marked-to-market payment is not made within one Business Day following notification by the fund that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. The Authorized Participant will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the transmittal date plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the transfer agent or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases.

Acceptance of Orders for Creation Units. The Trust reserves the absolute right to reject or revoke acceptance of a creation order transmitted to it by the transfer agent in respect of the fund. For example, the Trust may reject or revoke acceptance of an order, if ( i) the order does not conform to the procedures set forth in the Participant Agreement; ( ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the fund; ( iii) the Deposit Securities delivered are not as disseminated through the facilities of the NSCC for that date by the fund as described above; ( iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or CSIM, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the custodian, the transfer agent or CSIM make it for all practical purposes impossible to process creation orders. Examples of such circumstances include natural disaster, war, revolution; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, CSIM, the transfer agent, DTC, NSCC, custodian (or sub-custodian) or any other participant in the creation process, and similar extraordinary events. The transfer agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, custodian (or sub-custodian) and the transfer agent are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

Creation/Redemption Transaction Fee. The fund may impose a transaction fee on investors purchasing or redeeming Creation Units. The transaction fee will be limited to amounts that have been determined by CSIM to be appropriate. The purpose of the transaction fee is to protect the existing shareholders of the fund from the dilutive costs associated with the purchase and redemption of Creation Units. Where the fund permits cash creations (or redemptions) or cash in lieu of depositing one or more Deposit Securities, the purchaser (or redeemer) may be assessed a higher fee transaction fee to offset the transaction cost to the fund of buying (or selling) those particular Deposit Securities. Every purchaser of a Creation Unit will receive a prospectus that contains disclosure about the transaction fee, including the maximum amount of the additional variable transaction fee charged by the fund. In certain circumstances, the cost of any standard transaction fees and/or variable transaction fees may be waived by the fund when doing so is believed to be in the best interests of the fund. From time to time, the investment adviser may cover the cost of any transaction fees.

The following table shows, as of [ ], [ ], the approximate value of one Creation Unit of the fund and sets forth the standard and additional creation/redemption transaction fee for the fund.

[To be updated by amendment]

Fund	Approximate Value of One Creation Unit	Standard Creation/Redemption Transaction Fee	Maximum Additional Creation Transaction Fee(1)	Maximum Additional Redemption Transaction Fee(1)
Schwab Ariel ESG ETF	$[ ]	$[ ]	[3.0%]	[2.0%]

(1)	As a percentage of the total amount invested or redeemed.

Placement of Redemption Orders. The process to redeem Creation Units works much like the process to purchase Creation Units, but in reverse. Orders to redeem Creation Units of the fund must be delivered through an Authorized Participant. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. Orders must be accompanied or followed by the requisite number of shares of the fund specified in such order, which delivery must be made to the Distributor no later than 10:00 a.m. New York time on the next Business Day following the Transmittal Date. All other procedures set forth in the Participant Agreement must be properly followed.

Fund securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units. The fund reserves the right to honor a redemption request by delivering a basket of securities or cash that differs from the fund securities. An Authorized Participant submitting a redemption request is deemed to represent to the Trust that it (or its client) ( i) owns outright or has full legal authority and legal beneficial right to tender for redemption the requisite number of fund shares to be redeemed and can receive the entire proceeds of the redemption, and ( ii) the fund shares to be redeemed have not been loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement that would preclude the delivery of such fund shares to the Trust. The Trust reserves the right to verify these representations at its discretion, but will typically require verification with respect to a redemption request from the fund in connection with higher levels of redemption activity and/or short interest in the fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of its representations as determined by the Trust, the redemption request will not be considered to have been received in proper form and may be rejected by the Trust.

To the extent contemplated by an Authorized Participant’s agreement, in the event the Authorized Participant has submitted a redemption request but is unable to transfer all or part of the Creation Units to be redeemed to the fund, the transfer agent will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value (marked-to-market daily) at least equal to 115%, which CSIM may change from time to time, of the value of the missing shares.

The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars (or, at the discretion of the Trust, cash equivalents) in immediately-available funds and shall be held by the custodian and marked-to-market daily. The fees of the custodian (and any sub-custodians) in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Trust, on behalf of the fund, is permitted to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

If the requisite number of shares of the fund are not delivered on the Transmittal Date as described above, the fund may reject or revoke acceptance of the redemption request. If it is not possible to effect deliveries of the fund securities, the Trust may in its discretion exercise its option to redeem such shares in U.S. cash and the redeeming Authorized Participant will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the fund next determined after the redemption request is received (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of fund securities).

Redemptions of shares for fund securities will be subject to compliance with applicable federal and state securities laws and the fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific fund securities upon redemptions or could not do so without first registering the fund securities under such laws.

The ability of the Trust to effect in-kind creations and redemptions is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. Non-U.S. market holiday schedules, coupled with standard settlement cycles, may require that the fund extend settlement longer than seven, but not greater than fifteen, calendar days. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle may be extended by the number of such intervening holidays.

In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement period. The fund will not suspend or postpone redemption beyond seven days, except as permitted under Section 22(e) of the 1940 Act or pursuant to exemptive relief obtained by the Trust. Section 22(e) provides that the right of redemption may be suspended or the date of payment postponed with respect to the funds (1) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of a fund’s portfolio securities or determination of its net asset value is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Large Shareholder Redemptions. Certain accounts or Schwab affiliates may from time to time own (beneficially or of record) or control a significant percentage of the fund’s shares. Redemptions by these shareholders of their holdings in the fund, to the extent such redemptions are not executed in the secondary market but rather directly with the fund through an Authorized Participant, may impact the fund’s liquidity and NAV. These redemptions if made in cash, rather than in-kind, may also force the fund to sell securities, which may negatively impact the fund’s brokerage costs. To the extent the fund effects redemptions in cash, this activity could also accelerate the realization of capital gains. Large purchases of shares, if made in cash rather than in-kind, may adversely affect the fund’s performance to the extent that the fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Pricing of Shares

Each business day, the fund calculates its share price, net asset value per share or NAV, as of the close of the NYSE (generally 4:00 p.m. Eastern time). This means that NAVs are calculated using the values of the fund’s portfolio securities as of the close of the NYSE. Such values are required to be determined in one of two ways: securities for which market quotations are readily available are required to be valued at current market value; and securities for which market quotations are not readily available or that the investment adviser deems to be unreliable are required to be valued at fair value using procedures approved by the Board. If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the fund reserves the right to treat such day as a business day and accept purchase and redemption orders and calculate its share price as of the normally scheduled close of regular trading on the NYSE for that day.

The fund uses approved pricing sources to provide values for its portfolio securities. Current market values are generally determined by the approved pricing sources as follows: securities traded on stock exchanges, excluding the NASDAQ National Market System, are valued at the last-quoted sales price on the exchange on which such securities are primarily traded (closing values), or, lacking any sales, at the mean between the bid and ask prices; securities traded in the over-the-counter market are generally valued at an evaluated price using a mid-price as supplied by an approved, independent pricing service. The mid-price is the mean of the bid and ask prices as calculated by the pricing service. Generally securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price. In addition, securities that are primarily traded on foreign exchanges are generally valued at the official closing price or last sales price on the exchange where the securities are primarily traded with these values then translated into U.S. dollars at the current exchange rate. Fixed income securities normally are valued based on valuations provided by approved pricing sources. Securities may be fair valued pursuant to procedures approved by the fund’s Board when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; when a security’s primary trading market is closed during regular market hours; or when a security’s value is materially affected by events occurring after the close of the security’s primary trading market. The Board regularly reviews fair value determinations made by the fund pursuant to the procedures.

NOTE: Transactions in fund shares will be priced at NAV only if you purchase or redeem shares directly from the fund in Creation Units. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher (premium) or lower (discount) than NAV.

TAXATION

This discussion of federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Federal Tax Information for the Fund

It is the fund’s policy to qualify for taxation as a “regulated investment company” (RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code. By qualifying as a RIC, the fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If the fund does not qualify as a RIC under the Internal Revenue Code, it will be subject to federal income tax on its net investment income and any net realized capital gains. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.

The fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust’s other funds. The fund intends to qualify as a RIC so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, the fund must, among other requirements, distribute annually to its shareholders at least the sum of 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) and 90% of its net tax-exempt income. Among these requirements are the following: ( i) at least 90% of the fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock or securities or currencies and net income derived from an interest in a qualified publicly traded partnership; ( ii) at the close of each quarter of the fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund’s assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and ( iii) at the close of each quarter of the fund’s taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer or of two or more issuers and which are engaged in the same, similar, or related trades or businesses if the fund owns at least 20% of the voting power of such issuers, or the securities of one or more qualified publicly traded partnerships.

Certain master limited partnerships may qualify as “qualified publicly traded partnerships” for purposes of the Subchapter M diversification rules described above. To do so, the master limited partnership must satisfy two requirements during the taxable year. First, the interests of such partnership either must be traded on an established securities market or must be readily tradable on a secondary market (or the substantial equivalent thereof). Second, the partnership must meet the 90% gross income requirements for the exception from treatment as a corporation with gross income other than income consisting of dividends, interest, payments with respect to securities loans, or gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing in such stock securities or currencies.

The Internal Revenue Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their “ordinary income” (as defined in the Internal Revenue Code) for the calendar year plus 98.2% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, the fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year and certain amounts with respect to which estimated taxes are paid in such calendar year. The fund may in certain circumstances be required to liquidate fund investments to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the fund to satisfy the requirements for qualification as a RIC.

Dividends and interest received from the fund’s holding of foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If the fund meets certain requirements, which include a requirement that more than 50% of the value of the fund’s total assets at the close of its taxable year consists of stocks or securities of foreign corporations, then the fund should be eligible to file an election with the Internal Revenue Service (IRS) that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid by the fund, subject to certain limitations. Pursuant to this election, the fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then, subject to certain limitations, either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit the shareholder may be entitled to use against such shareholder’s federal income tax. If the fund makes this election, the fund will report annually to its shareholders the respective amounts per share of the fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions.

The fund’s transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Internal Revenue Code that, among other things, may affect the character of gains and losses realized by the fund ( i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC distribution requirements for avoiding income and excise taxes. The fund intends to monitor its transactions, intends to make the appropriate tax elections, and intends to make the appropriate entries in its books and records when its acquires any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of the fund as a RIC and minimize the imposition of income and excise taxes.

If the fund owns shares in certain foreign investment entities, referred to as “passive foreign investment companies” or “PFICs,” the fund will be subject to one of the following special tax regimes: ( i) the fund is liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the fund as a dividend to its shareholders; ( ii) if the fund were able and elected to treat a PFIC as a “qualified electing fund” or “QEF,” the fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the fund’s pro rata share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the fund; or ( iii) the fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.

The fund’s transactions in futures contracts, forward contracts, foreign currency exchange transactions, options and certain other investment and hedging activities may be restricted by the Internal Revenue Code and are subject to special tax rules. In a given case, these rules may accelerate income to the fund, defer its losses, cause adjustments in the holding periods of the fund’s assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of the fund’s income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the fund and its shareholders.

Under Section 988 of the Internal Revenue Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer’s functional currency ( i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not “regulated futures contracts,” and from unlisted options will be treated as ordinary income or loss under Section 988 of the Internal Revenue Code. Also, certain foreign exchange gains or losses derived with respect to foreign fixed income securities are also subject to Section 988 treatment. In general, therefore, Section 988 gains or losses will increase or decrease the amount of the fund’s investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the fund’s net capital gain.

The fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. The fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the fund. It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities and therefore will be qualifying income for purposes of the 90% requirement described above. The fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the fund’s fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the fund’s other investments and shareholders are advised on the nature of the distributions.

Federal Income Tax Information for Shareholders

The discussion of federal income taxation presented below supplements the discussion in the fund’s prospectus and only summarizes some of the important federal tax considerations generally affecting shareholders of the fund. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisors regarding the consequences of investing in the fund.

Any dividends declared by the fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. In general, distributions by the fund of investment company taxable income (including net short-term capital gains), if any, whether received in cash or additional shares, will be taxable to you as ordinary income. A portion of these distributions may be treated as qualified dividend income (eligible for the reduced rates to individuals as described below) to the extent that the fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that ( i) the shareholder has not held the shares of the fund on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares of the fund become ex-dividend with respect to such dividend (and the fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), ( ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or ( iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Internal Revenue Code. Dividends received by the fund from a REIT or another RIC may be treated as qualified dividend income only to the extent the dividend distributions are attributable to qualified dividend income received by such REIT or RIC. It is expected that dividends received by the fund from a REIT and distributed to a shareholder generally will be taxable to the shareholder as ordinary income.

Distributions from net capital gain (if any) that are reported as capital gains dividends are taxable as long-term capital gains without regard to the length of time the shareholder has held shares of the fund. However, if you receive a capital gains dividend with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the capital gains dividend, be treated as a long-term capital loss. The maximum individual rate applicable to “qualified dividend income” and long-term capital gains is generally either 15% or 20% depending on whether the individual’s income exceeds certain threshold amounts.

An additional 3.8% Medicare tax is imposed on certain net investment income ( including ordinary dividends and capital gain distributions received from the fund and net gains from redemptions or other taxable dispositions of fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” ( in the case of an individual) or “adjusted gross income” ( in the case of an estate or trust) exceeds a threshold amount.

At the beginning of every year, the fund will provide shareholders with a tax reporting statement containing information detailing the estimated tax status of any distributions that the fund paid during the previous calendar year. REITs in which the fund invests often do not provide complete and final tax information to the fund until after the time that the fund issues the tax reporting statement. As a result, the fund may at times find it necessary to reclassify to the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, the fund will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement in completing your tax returns.

The fund will inform you of the amount of your ordinary income dividends and capital gain distributions, if any, at the time they are paid and will advise you of its tax status for federal income tax purposes, including what portion of the distributions will be qualified dividend income, shortly after the close of each calendar year.

If the fund makes a distribution to a shareholder in excess of the fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder’s tax basis in its shares, and thereafter, as capital gain. A return of capital is not taxable, but reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares. To the extent that a return of capital distribution exceeds a shareholder’s adjusted basis, the distribution will be treated as gain from the sale of shares.

For corporate investors in the fund, dividend distributions the fund reports as dividends received from qualifying domestic corporations will be eligible for the 50% corporate dividends-received deduction to the extent they would qualify if the fund were a regular corporation. Distributions by the fund also may be subject to state, local and foreign taxes, which may differ from the federal income tax treatment described above.

A sale of shares in the fund may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. The maximum individual tax rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other substantially identical shares of the fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred by the fund in the taxable years after the effective enactment date, December 22, 2010, will not expire. However, such losses must be utilized prior to the losses incurred in the year preceding enactment. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Post-enactment capital losses that arise in fiscal years beginning after the enactment date exclude any elective post-October capital losses deferred during the period from November 1 to the end of the fund’s fiscal year. In addition, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than short-term as under previous law.

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses.

The fund has the right to reject an order to for Creation Units if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the fund and if, pursuant to section 351 of the Internal Revenue Code, the respective fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The fund also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401( k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (UBTI). Under current law, the fund generally serves to block UBTI from being realized by its tax-exempt shareholders. However, notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in the fund where, for example, ( i) the fund invests in REITs that hold residual interests in real estate mortgage investment conduits (REMICs) or ( ii) its shares in the fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514( b) of the Internal Revenue Code. Charitable remainder trusts are subject to special rules and should consult their tax advisors. There are no restrictions preventing the fund from holding investments in REITs that hold residual interests in REMICs, and the fund may do so. The IRS has issued recent guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisors regarding these issues.

For taxable years beginning after 2017 and before 2026, non-corporate taxpayers generally may deduct 20% of “qualified business income” derived either directly or through partnerships or S corporations. For this purpose, “qualified business income” generally includes ordinary REIT dividends and income derived from MLP investments. The fund is permitted to pass through to shareholders the character of ordinary REIT dividends so as to allow non-corporate shareholders to claim this deduction. There currently is no mechanism for the fund to pass through to non-corporate shareholders the character of income derived from MLP investments. It is uncertain whether future legislation or other guidance will enable the fund to pass through to non-corporate shareholders the ability to claim this deduction with respect to income derived from MLP investments.

Backup Withholding – The fund will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury the withheld amount of taxable dividends and redemption proceeds paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to “backup withholding;” or (4) fails to provide a certified statement that he or she is a U.S. person ( including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability.

Disclosure for Non-U.S. Shareholders – Foreign shareholders ( i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains; provided, however, that U.S. source interest related dividends and short-term capital gain dividends generally are not subject to U.S. withholding tax if the fund elects to report such dividends in written notice. Distributions to foreign shareholders of such short-term capital gain dividends and of long-term capital gains, and any gains from the sale or other disposition of shares of the fund, generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Internal Revenue Code’s definition of “resident alien” or (2) is physically present in the U.S. for 183 days or more per year. Foreign shareholders may also be subject to U.S.

estate taxes with respect to shares in the fund. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above. Notwithstanding the foregoing, a portion of the income, if any, derived by the fund from investments in REITs that hold residual interests in REMICs may be classified as “excess inclusion income.” With respect of foreign shareholders, no exemption or reduction in withholding tax will apply to such excess inclusion income.

The fund is required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the fund to enable the fund to determine whether withholding is required.

A look-through rule will apply to distributions of so-called FIRPTA gain by the fund if the fund is classified as a “qualified investment entity,” which includes an entity taxable as a RIC if, in general, more than 50% of the RIC’s assets consist of interests in REITs and other U.S. real property holding corporations. If this condition is met, in the absence of certain exceptions (described below), distributions by the fund to a foreign shareholder, to the extent derived from gain from the disposition of a U.S. real property interest (USRPI), will be treated as FIRPTA gain subject to U.S. withholding tax at a rate of 35%, and requiring that the foreign shareholder file nonresident U.S. income tax returns. Also, such gain will be subject to a 30% branch profits tax in the hands of a foreign corporate shareholder.

Provided, however, that the class of fund shares held by a foreign shareholder is regularly traded on an established U.S. securities exchange and the foreign shareholder did not own more than 5% of that class of shares at any time during the one-year period ending on the date of the distribution, distributions made by the fund will not be treated as FIRPTA gain under the look-through rule; instead, capital gain distributions from USRPI gain in the hands of a foreign shareholder will be taxed as ordinary income and will generally be subject to withholding at a 30% rate (or lower treaty rate). If the fund is treated as a “qualified investment entity,” unless the fund is “domestically controlled,” meaning that less than 50% of the shares of the fund is held directly or indirectly by foreign shareholders for a five-year period ending on the date of the distribution, dispositions of fund shares by a foreign shareholder that does not satisfy the conditions of the 5% ownership exception described above generally will be treated as FIRPTA gain subject to withholding at a 15% rate, and requiring that foreign shareholders file nonresident U.S. income tax returns.

Reportable Transactions – Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as the fund are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Shareholders are urged to consult their tax advisors as to the state and local tax rules affecting investments in the fund.

APPENDIX – PROXY VOTING POLICY
The Charles Schwab Family of Funds Schwab Investments Schwab Capital Trust Schwab Annuity Portfolios Laudus Trust Schwab Strategic Trust

PROXY VOTING POLICY
AS OF MARCH 2020

The Boards of Trustees (the “Board”) of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios (“Schwab Funds”), Laudus Trust (“Laudus Funds”) and Schwab Strategic Trust (“Schwab ETFs”; collectively with Schwab Funds and Laudus Funds, the “Funds”) have delegated to the Funds’ investment adviser, Charles Schwab Investment Management, Inc. (“CSIM”), the responsibility to vote proxies relating to the Funds’ portfolio securities pursuant to CSIM’s Proxy Voting Policy (“CSIM Proxy Policy”). On an annual basis, CSIM will report to the Board on any changes to the CSIM Proxy Policy and on the implementation of the CSIM Proxy Policy.

Charles Schwab Investment Management, Inc.

PROXY VOTING POLICY
AS OF MARCH 2021

I.
INTRODUCTION

Charles Schwab Investment Management, Inc. (“CSIM”), as an investment adviser, is responsible for voting proxies with respect to the securities held in accounts of investment companies and other clients that have delegated the authority to vote proxies to CSIM. CSIM’s Proxy Committee exercises and documents CSIM’s responsibility with regard to voting of client proxies, including the review and approval of the Proxy Voting Policy (the “Proxy Policy”). The Proxy Committee is composed of CSIM personnel, including representatives from the Fund Administration, Portfolio Management, and Investment Research and Oversight departments, with input from other relevant departments. CSIM’s Investment Stewardship Team has the primary responsibility to oversee that voting is carried out consistent with the Proxy Policy. The Investment Stewardship Team also conducts research into proxy issues and carries out engagement activities with companies. The Proxy Committee receives reports from the Investment Stewardship Team on these activities.
The Proxy Committee has the ultimate responsibility for developing this Proxy Policy to determine how to vote the shares in a manner that seeks to maximize the long-term value of the company. However, portfolio managers of certain fundamentally managed separate account clients maintain full discretion to vote the shares held by these clients based on their analysis of the economic impact of the ballot items. Therefore, shares for these separate account clients may be voted differently from those voted solely under the guidance of the Investment Stewardship Team.
II.
PHILOSOPHY

As a leading asset manager, it is CSIM’s responsibility to use its proxy votes to encourage transparency and corporate governance structures that it believes protect or promote shareholder value.
Just as the investors in CSIM’s equity funds generally have a long-term investment horizon, CSIM takes a long-term, measured approach to investment stewardship. CSIM’s client-first philosophy drives all of its efforts, including its approach to decision making. In the investment stewardship context, that unfolds through CSIM’s efforts to appropriately manage risk by encouraging transparency and focusing on those corporate governance structures that will help protect or promote shareholder value.
In general, CSIM believes corporate directors, as the elected representatives of all shareholders, are best positioned to oversee the management of their companies. Accordingly, CSIM typically supports a board of directors’ and management’s recommendations on proxy matters. However, CSIM does not follow these recommendations when it believes doing so would not be in the best interests of shareholders.
III.
USE OF PROXY ADVISORS

To assist CSIM in its responsibility for voting proxies and the overall proxy voting process, CSIM has retained Glass, Lewis & Co., LLC (“Glass Lewis”) as an expert in the proxy voting and corporate governance area. The services provided by Glass Lewis include in-depth research, global issuer analysis, and voting recommendations as well as vote execution, reporting and record keeping. CSIM has also retained Institutional Shareholder Services Inc. to conduct research and provide voting recommendations on certain topics and may retain additional experts in the proxy voting and corporate governance area in the future.
Both proxy advisory firms have processes in place to notify their clients when a company has indicated it will file or has filed a rebuttal to a proxy advisory firm’s voting recommendation.
To support CSIM in efficiently executing its votes, Glass Lewis, simultaneously with issuing its voting recommendations, also automatically populates votes based either on Glass Lewis Guidelines or CSIM custom voting guidelines, except for certain ballot items which CSIM elects to vote manually. CSIM’s votes are executed just prior to the vote deadline, which allows CSIM the opportunity to incorporate changes in Glass Lewis voting recommendations or the receipt of additional information from the company or other parties. While Glass Lewis and CSIM must acknowledge the receipt of a rebuttal filing from a company and may, consequently change either the recommendation or the vote, neither party is required to make changes based on the receipt of a rebuttal filing.
IV.
PROXY VOTING PRINCIPLES

CSIM invests on behalf of its clients in companies domiciled all over the world. Since corporate governance standards and best practices differ by country and jurisdiction, the market context is taken into account in the analysis of proposals. Furthermore, there are instances where CSIM may determine that voting is not in the best interests of its clients (typically due to costs or to trading restrictions) and will refrain from submitting votes.
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The Proxy Committee reviews Glass Lewis’ proxy voting guidelines (“Glass Lewis’ Guidelines”) with input from the Investment Stewardship Team and evaluates them in light of the long-term best interests of shareholders. CSIM generally utilizes Glass Lewis’ Guidelines to vote. However, CSIM may create custom voting guidelines where its view does not align with Glass Lewis’ Guidelines. Further, the Proxy Committee may delegate voting decisions on particular types of votes to CSIM’s Investment Stewardship Team, and CSIM’s Investment Stewardship Team may vote differently than Glass Lewis’ Guidelines suggest, to the extent they believe it is in the best interest of a client. Contested director elections, mergers and acquisitions, and most shareholder proposals requesting additional environmental and social disclosures are voted on a case-by-case basis by CSIM’s Investment Stewardship Team. Securities held in fundamentally managed separate accounts will generally be voted on a case-by-case basis by the appropriate portfolio manager for the account.
The following is a summary of CSIM’s proxy voting principles which are grouped according to types of proposals usually presented to shareholders in proxy statements.
A.
DIRECTORS AND AUDITORS

i.
Directors
As a starting point, CSIM expects the board to be composed of a majority of independent directors and to be responsive to shareholders. CSIM also expects directors that serve on a company’s nominating, compensation or audit committee to be independent. CSIM believes that diversity of background, experience and skills, and personal characteristics, including gender, race, ethnicity and age, meaningfully contribute to a board’s ability to make effective decisions on behalf of shareholders.
Factors that may result in a vote against one or more directors:
●
The board is not majority independent
●
The board does not have any female directors and has not provided a reasonable explanation for its lack of gender diversity
●
Non-independent directors serve on the nominating, compensation or audit committees
●
Director recently failed to attend at least 75% of meetings or serves on an excessive number of publicly traded company boards
●
Directors approved executive compensation schemes that appear misaligned with shareholders’ interests
●
Director recently acted in a manner inconsistent with these Proxy Policies or failed to be responsive to concerns of shareholders
ii.
Auditors
CSIM typically supports the ratification of auditors unless CSIM believes that the auditors’ independence may have been compromised.
Factors that may result in a vote against the ratification of auditors:
●
Audit-related fees are less than half of the total fees paid by the company to the audit firm
●
A recent material restatement of annual financial statements
●
A pattern of inaccurate audits or other behavior that may call into question an auditor’s effectiveness
iii.
Contested Director Elections
Directors are sometimes forced to compete against outside nominees proposed by a dissident shareholder (or group of shareholders). CSIM evaluates these situations on a case-by-case basis and votes for the outcome it believes will maximize long-term shareholder value. CSIM considers numerous factors when making its voting decision, including but not limited to the qualifications of director nominees, long-term company performance compared to peers, and the dissident’s and management’s strategic plans for driving improvements.
B.
BOARD MATTERS

i.
Classified Boards
CSIM generally defers to management’s recommendation for classified board proposals unless CSIM has particular concerns regarding the board’s accountability or responsiveness to shareholders.
Factors that may result in a vote supporting a shareholder proposal to de-classify a board:
●
The company did not implement a shareholder proposal that was passed by shareholders at two previous shareholder meetings
●
The company nominated directors for election that did not receive a majority of shareholder support at the previous shareholder meeting
●
The company had material financial statement restatements
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●
The company’s board adopted a Shareholder Rights Plan (a defensive tactic used by a company’s board to fight a hostile takeover, commonly referred to as a Poison Pill) during the past year and did not submit it to shareholders for approval
ii.
Majority Voting
CSIM generally supports majority voting proposals when they call for plurality voting standards in contested elections.
iii.
Cumulative Voting
CSIM typically supports the concept of voting rights being proportional to shareholders’ economic stake in the company. Therefore, CSIM will generally not support cumulative voting proposals unless the company has a controlling shareholder or shareholder group and has plurality voting standards.
iv.
Proxy Access
CSIM typically does not support proxy access proposals unless CSIM has particular concerns regarding the board’s accountability or responsiveness to shareholders.
Factors that may result in a vote supporting proxy access:
●
The company did not implement a shareholder proposal that was passed by shareholders at two previous shareholder meetings
●
The company nominated directors for election that did not receive a majority of shareholder support at the previous shareholder meeting
●
The company had material financial statement restatements
●
The company’s board adopted a Shareholder Rights Plan during the past year and did not submit it to shareholders for approval
v.
Independent Chair
CSIM believes that the board is typically best positioned to determine its leadership structure. Therefore, CSIM will typically not support proposals requiring an independent chair unless CSIM has concerns regarding the board’s accountability or responsiveness to shareholders.
Factors that may result in a vote supporting a shareholder proposal requiring an independent chair:
●
The company did not implement a shareholder proposal that was passed by shareholders at two previous shareholder meetings
●
The company nominated directors for election that did not receive a majority of shareholder support at the previous shareholder meeting
●
The company had material financial statement restatements
●
The company’s board adopted a Shareholder Rights Plan during the past year and did not submit it to shareholders for approval
C.
COMPENSATION

i.
Advisory Vote on Executive Compensation and Frequency
CSIM generally supports advisory votes on executive compensation (which are proposed by management and are known as “Say-On-Pay”) when the compensation scheme appears aligned with shareholder economic interests and lacks problematic features.
Factors that may result in a vote against a company’s Say-On-Pay proposal:
●
Executive compensation is out of line with industry peers considering the company’s performance over time
●
Executive compensation plan includes significant guaranteed bonuses or has a low amount of compensation at risk
●
Executive compensation plan offers excessive one-time payments, perquisites, tax-gross up provisions, or golden parachutes
CSIM typically supports annual advisory votes on executive compensation.
ii.
Equity Compensation Plans
CSIM generally supports stock-based compensation plans when they do not overly dilute shareholders by providing participants with excessive awards and lack problematic features.
Factors that may result in a vote against Equity Compensation Plans:
●
Plan’s total potential dilution appears excessive
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●
Plan’s burn rate appears excessive compared to industry peers
●
Plan allows for the re-pricing of options without shareholder approval
●
Plan has an evergreen feature
iii.
Employee Stock Purchase Plans
CSIM supports the concept of broad employee participation in a company’s equity. Therefore, CSIM typically supports employee stock purchase plans when the shares can be purchased at 85% or more of the shares’ market value.
iv.
Re-price/Exchange Option Plans
CSIM generally only supports management’s proposals to re-price options when the plan excludes senior management and directors, does not excessively dilute shareholders, and the company has not significantly underperformed its industry peers over time.
D.
ANTI-TAKEOVER

i.
Shareholder Rights Plans
Shareholder Rights Plans constrain a potential acquirer’s ability to buy shares in a company above a certain threshold without the approval of the company’s board of directors. While such a plan may help a company in achieving a higher bid, it may also entrench the incumbent management and board. CSIM believes that shareholders should have the right to approve a Shareholder Rights Plan within a year of its adoption. CSIM generally votes against such plans if they do not have safeguards to protect shareholder interests.
Factors that may result in a vote against a Shareholder Rights Plan proposal:
●
Plan does not expire in a relatively short time horizon
●
Plan does not have a well-crafted permitted bid or qualified offer feature that mandates shareholder votes in certain situations
●
Plan automatically renews without shareholder approval
●
Company’s corporate governance profile
ii.
Right to Call Special Meeting
CSIM generally votes against shareholder proposals asking for shareholders to be given the right to call a special meeting unless the threshold to call a special meeting is 25% or more of shares outstanding to avoid wasting corporate resources.
iii.
Right to Act by Written Consent
CSIM generally votes against shareholder proposals asking for shareholders to be given the right to act by written consent if the company already offers shareholders the right to call special meetings. CSIM expects appropriate mechanisms for implementation.
iv.
Supermajority Voting
CSIM generally supports the concept of simple majority standards to pass proposals.
E.
CAPITAL STRUCTURE, MERGERS AND ACQUISITIONS

i.
Increase in Authorized Common Shares
CSIM typically supports proposals to increase the authorized shares unless the company does not sufficiently justify the need for the use of the proposed shares.
ii.
Preferred Shares
CSIM generally supports proposals to create a class of preferred shares with specific voting, dividend, conversion and other rights.
iii.
Mergers and Acquisitions
CSIM generally supports transactions that appear to maximize shareholder value. CSIM assesses these proposals on a case-by-case basis and considers the proposed transaction’s strategic rationale, the offer premium, the board’s oversight of the sales process, and other pertinent factors.
F.
ENVIRONMENTAL AND SOCIAL PROPOSALS

Environmental and social shareholder proposals typically request companies to either change their business practices or enhance their disclosures. CSIM believes that, in most instances, the board is best positioned to determine a company’s strategy and manage its operations, and generally does not support shareholder proposals seeking a change in business practices.
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CSIM generally evaluates shareholder proposals seeking additional disclosures on relevant environmental, social and human capital management issues on a case-by-case basis and considers a company’s current level of reporting, peer disclosures and the existence of controversies or litigation related to the issue.
i.
Political Contribution Proposals
CSIM expects the board of directors to have an oversight process for political contributions and lobbying proposals. CSIM generally votes against political contribution shareholder proposals unless there is no evidence of board oversight.
V.
ADMINISTRATION

A.
CONFLICTS OF INTERESTS

CSIM maintains the following practices that seek to prevent undue influence on its proxy voting activity. Such influence might arise from any relationship between the company holding the proxy (or any shareholder or board member of the company) and CSIM, CSIM’s affiliates, a mutual fund or exchange-traded fund managed by CSIM (“Affiliated Fund”) , an affiliate of such Fund, or a CSIM employee.
With respect to proxies of an underlying Affiliated Fund, the Proxy Committee will vote such proxies in the same proportion as the vote of all other shareholders of such fund (i.e., “echo vote”), unless otherwise required by law. When required by law or applicable exemptive order, the Proxy Committee will also “echo vote” proxies of an unaffiliated mutual fund or exchange traded fund. For example, certain exemptive orders issued to a fund by the Securities and Exchange Commission and Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, require the fund, under certain circumstances, to “echo vote” proxies of registered investment companies that serve as underlying investments of the fund.
In addition, with respect to holdings of The Charles Schwab Corporation (“CSC”) (ticker symbol: SCHW), the Proxy Committee will vote such proxies in the same proportion as the vote of all other shareholders of CSC (i.e., “echo vote”), unless otherwise required by law.
Where the Proxy Committee has delegated an item to the Investment Stewardship Team or a portfolio manager of a fundamentally managed separate account, CSIM has taken certain steps to mitigate perceived or potential conflicts of interest, including, but not limited to, the following:
●
maintaining a reporting structure that separates employees with voting authority from those with sales or business relationship authority;
●
reporting of potential conflicts to the Proxy Committee to review the conflict and provide final vote determination;
●
defaulting to the standard CSIM Proxy Voting Guidelines.
In all other cases, proxy issues that present material conflicts of interest between CSIM, and/or any of its affiliates, and CSIM’s clients, will be delegated to Glass Lewis to be voted in accordance with CSIM’s Proxy Voting Guidelines which are set each year based on governance criteria and not influenced by any individual issuer or ballot item.
Where CSIM’s Investment Stewardship Team conducts an engagement meeting with a company, CSIM has taken certain steps to mitigate perceived or potential conflicts of interest, including, but not limited to, the following:
●
ensuring that no members of the Board of (i) CSC or (ii) an Affiliated Fund, that are affiliated with such company, are participants in such meetings.
B.
FOREIGN SECURITIES/SHAREBLOCKING

CSIM has arrangements with Glass Lewis for the execution of proxy votes. However, voting proxies with respect to shares of foreign securities may involve significantly greater effort and corresponding cost than voting proxies with respect to domestic securities due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Problems voting foreign proxies may include the following:
●
proxy statements and ballots written in a foreign language;
●
untimely and/or inadequate notice of shareholder meetings;
●
restrictions of foreigner’s ability to exercise votes;
●
requirements to vote proxies in person;
●
requirements to provide local agents with power of attorney to facilitate CSIM’s voting instructions.
In consideration of the foregoing issues, Glass Lewis uses its best efforts to vote foreign proxies. As part of its ongoing oversight, the Proxy Committee will monitor the voting of foreign proxies to determine whether all reasonable steps are taken to vote foreign proxies. If the Proxy Committee determines that the cost associated with the attempt to vote outweighs the potential benefits
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clients may derive from voting, the Proxy Committee may decide not to attempt to vote. In addition, certain foreign countries impose restrictions on the sale of securities for a period of time before and/or after the shareholder meeting. To avoid these trading restrictions, the Proxy Committee instructs Glass Lewis not to vote such foreign proxies (share-blocking).
C.
SECURITIES LENDING

Certain of the funds managed by CSIM enter into securities lending arrangements with lending agents to generate additional revenue for their portfolios. In securities lending arrangements, any voting rights that accompany the loaned securities generally pass to the borrower of the securities, but the lender retains the right to recall a security and may then exercise the security’s voting rights. In order to vote the proxies of securities out on loan, the securities must be recalled prior to the established record date. CSIM will use its best efforts to recall a fund’s securities on loan where deemed appropriate and in the best interest of shareholders.
D.
SUB-ADVISORY RELATIONSHIPS

Where CSIM has delegated day-to-day investment management responsibilities to an investment sub-adviser, CSIM may (but generally does not) delegate proxy voting responsibility to such investment sub-adviser. Each sub-adviser to whom proxy voting responsibility has been delegated will be required to review all proxy solicitation material and to make voting decisions in the best interest of each investment company and its shareholders, or other client associated with the securities it has been allocated. Each sub-advisor to whom proxy voting has been delegated must inform CSIM of its voting decisions to allow CSIM to implement the votes. Prior to delegating the proxy voting responsibility, CSIM will review each sub-adviser’s proxy voting policy to determine whether it believes that each sub-adviser’s proxy voting policy is generally consistent with the maximization of the value of CSIM’s clients’ investments by protecting the long-term best interest of shareholders.
E.
REPORTING AND RECORD RETENTION

CSIM will maintain, or cause Glass Lewis to maintain, records that identify the manner in which proxies have been voted (or not voted) on behalf of CSIM clients. CSIM will comply with all applicable rules and regulations regarding disclosure of its or its clients’ proxy voting records and procedures.
CSIM will retain all proxy voting materials and supporting documentation as required under the Investment Advisers Act of 1940, as amended.
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APPENDIX – SUBADVISER’S PROXY VOTING POLICY

ARIEL INVESTMENTS, LLC
PROXY VOTING POLICIES AND PROCEDURES

December 2020

I.       Introduction

Ariel Investments, LLC (“Ariel”), as a federally registered investment adviser, has a fiduciary obligation to act solely in the best interest of its clients. Clients may authorize Ariel to vote proxies for those client securities over which Ariel has investment discretion. Ariel recognizes its fiduciary obligation to vote clients’ proxies in their best interests.

II.       Proxy Voting Decisions

Ariel votes proxies on behalf of each client who delegates proxy voting authority to Ariel. The scope of Ariel’s responsibilities with respect to voting proxies is ordinarily determined by Ariel’s contracts with its clients and applicable law. A client may delegate proxy voting authority to Ariel, retain proxy voting powers, give particular proxy voting instructions to Ariel, or have a third-party fiduciary vote proxies. If a client has not authorized Ariel to vote its proxies, these Proxy Voting Policies and Procedures will not apply to that client’s account.

Ariel’s proxy voting guidelines for its investment strategies are detailed in its Proxy Voting Guidelines, attached as Exhibit A (the “Guidelines). Ariel may amend or supplement the Guidelines from time to time. All Guidelines are to be applied generally and not absolutely, such that the evaluation of each proposal will be performed in the context of the Guidelines, giving appropriate consideration to the relevant facts and circumstances at the time of a vote. Consequently, Ariel reserves the right to depart from the Guidelines in order to avoid voting decisions that Ariel believes may be contrary to the best interests of its clients.

Some clients who delegate proxy voting authority to Ariel may give Ariel specific proxy voting instructions that could be contrary to Ariel’s Guidelines. As a result, Ariel could vote differently for those clients than it votes for other clients in the same strategy.

Ariel has retained Institutional Shareholder Services, Inc. (“ISS”), a third-party proxy voting service, for the purpose of receiving, cataloging, voting (based upon Ariel’s direction) and reporting proxies as well as to obtain its proxy research. Ariel’s reliance on ISS’s proxy voting recommendations for its proxy voting decisions differs for its domestic strategies versus its international and global strategies, as summarized below and detailed in Section V.B and Exhibit A:

•	For Ariel’s domestic strategies, Ariel does not rely on ISS’s proxy voting recommendations to make its proxy voting decisions. However, Ariel may rely on ISS’s proxy voting recommendations with respect to certain proxies subject to a conflict of interest as detailed below.
•	For Ariel’s international and global strategies, Ariel generally votes in accordance with ISS’s recommendations. The international and global strategies team periodically samples the ISS recommendations and research for specific proxies vis-à-vis information for the same proxies obtained separate from ISS to ascertain whether to continue to generally vote in accordance with ISS’s recommendations.

The Chief Compliance Officer monitors proxy voting decisions to ensure that these procedures are being followed. Personnel from the Operations Department ensure that the proxies are voted and that voting is done prior to the voting deadline.

Ariel generally will not vote its clients’ proxies in the following circumstances:

•	For those securities not specifically acquired for a client’s account by Ariel (e.g., if a new Ariel client transferred securities to Ariel and Ariel has not yet sold the securities through the account transition process, or if an Ariel client chooses to invest its cash in a money market fund).
•	In those instances where Ariel receives a meeting notice without enough time to fully process the proxy.
•	For those Ariel clients who engage in securities lending programs through their custodians, and the security is on loan at the record date.

•	In those international markets where share blocking applies due to liquidity constraints.[1]
•	In those international markets requiring the re-registration of the clients’ shares in the underlying clients’ names unless the sub-custodian can timely re-register the shares.
•	In those international markets requiring the client’s execution of a power of attorney to permit the sub-custodian to vote the proxy unless the client has provided the requisite power of attorney to the local sub-custodian.
•	If a client’s custodian is unable to retrieve and deliver ballots to Ariel’s proxy voting service (ISS).

Ariel may be required to vote shares in securities of various regulated industry entities (e.g., U.S. banking) in conformance with conditions specified by the industry’s regulator (e.g., the Federal Reserve Board of Governors). Additionally, the issuer of a security may impose limitations upon Ariel’s ability to vote proxies for its clients. In certain circumstances, this may mean that Ariel will refrain from voting some or all shares.

III.       Proxy Voting Process

Proxy ballots are sent directly to ISS from the custodian for those accounts for which Ariel has proxy voting authority. For such accounts, when Ariel receives new account paperwork for an investment advisory client, Ariel’s Operations Department contacts the client’s custodian to arrange for proxies to be sent, and verifies that the proxies are being sent, to ISS. ISS in turn ensures that ballots for each account are received.

The Operations Department monitors upcoming proxy meetings using ProxyExchange, ISS’s online proxy voting system. The Operations Department’s processing differs for Ariel’s domestic strategies versus international and global strategies.

Domestic Strategies Processing: When an upcoming meeting is listed on ProxyExchange, the Operations Department:

•	Prepares a memorandum identifying pertinent details of the company, meeting and proposals. Accompanying the memorandum is a copy of the company’s annual report on SEC Form 10-K, the proxy statement, and ISS research and voting recommendations.[2]

•	Notifies the analyst who covers the company, the head of environmental, social and governance analysis (“ESG”), the Director of Research Operations and Ariel’s Chief Compliance Officer (“CCO”) about the upcoming proxy.

•	Provides the memorandum to the CCO to indicate the results of the conflict of interest check.

The CCO then delivers the memorandum to the analyst, the head of ESG and the Director of Research Operations who indicate their proxy voting decision on the memorandum. The analyst and the Director of Research Operations return the memorandum to the CCO who determines the need to hold a Domestic Proxy Resolution Committee meeting, as appropriate (see Section IV herein for a description of this Committee). When the voting decision is deemed final, the CCO will forward the memorandum to the Operations Department to process the vote.

International and Global Strategies Processing: Ariel has directed ISS to vote all international and global strategies securities (including U.S. securities) in accordance with ISS’s recommendations. ISS has automated these client accounts to vote each company’s proxy in accordance with these recommendations. If new information is filed pertaining to a company’s proxy and ISS changes its voting recommendation for a proposal, ISS will update Ariel’s clients’ votes for that proposal to reflect its updated recommendation. In the event the Portfolio Manager for Ariel’s international and global strategies (“International/Global PM”), determines to

1 To vote proxies in share blocking countries, clients are restricted from selling their shares until the meeting has taken place. Ariel believes that maintaining investment flexibility generally outweighs the benefit of voting limited by share blocking.

2 ISS provides two types of voting recommendations. One set of recommendations is based upon ISS’s review and analysis (hereinafter referred to as “ISS’s recommendation”) and the other set of recommendations is referred to as its Taft-Hartley policy and is based upon the AFL-CIO Proxy Voting Guidelines.

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vote a proxy differently than ISS, the International/Global PM will notify the Operations Department immediately in writing. After receipt of this notification, the Operations Department:

•	Prepares a memorandum identifying pertinent details of the company, meeting and proposals as well as the vote requested by the International/Global PM. Accompanying the memorandum is a copy of the company’s annual report on SEC Form 10-K (for SEC filing companies), the proxy statement, and ISS research and voting recommendations. The written direction from the International/Global PM to vote differently than ISS will also be supplied.

In instances where ISS does not provide a recommendation for a security in these strategies, the Operations Department:

•	Immediately notifies the Director of Research for the international and global strategies and prepares a memorandum identifying pertinent details of the company, meeting and proposals. Accompanying the memorandum is a copy of the company’s annual report on SEC Form 10-K (for SEC filing companies), the proxy statement, and Glass Lewis or other proxy voting services’ research and voting recommendations.

Next, the Operations Department notifies the CCO and the International/Global Proxy Resolution Committee about the upcoming proxy and provides the memorandum to the CCO so that the CCO can indicate the results of the conflict of interest check. The CCO then delivers the memorandum to the International/Global Proxy Resolution Committee for its consideration. The International/Global Proxy Resolution Committee meets to consider whether voting differently than ISS’s recommendation is in the best interest of Ariel’s clients and not the result of a conflict in those instances where a conflict has been identified. When the voting decision is deemed final, the CCO will forward the memorandum to the Operations Department to process the vote.

The Operations Department, upon receipt of each memorandum and prior to the voting deadline, will vote the proxies using ProxyExchange. A second Operations Department staff member reviews ProxyExchange to validate that the votes were cast properly.

ISS reconciles upcoming proxy meetings between the client accounts listed on ProxyExchange for which ISS has received proxy ballots and a list of Ariel’s client accounts that held the company as of the record date as supplied to ISS via a daily feed from Ariel’s books of record, Eagle. For any account for which ISS has yet to receive a ballot, ISS contacts the custodian prior to the voting deadline in a best effort attempt to obtain the ballot so Ariel can vote on behalf of its client. ISS reconciles its client account list against the account list provided by the Operations Department.

IV.	Proxy Resolution Committees

The Proxy Resolution Committees are charged with determining whether proxy voting decisions are in the best interest of clients.

Ariel’s Domestic Proxy Resolution Committee consists of the following members:

(1)	Voting members are the domestic strategies Senior Research Team members, which includes the head of ESG; and

(2)	Non-voting members consist of the CCO and the Committee’s Secretary.

Ariel’s International/Global Proxy Resolution Committee consists of the following members:

(1)	Voting members are the international and global equities strategies’ Research Team members, Head Trader and Portfolio Manager Assistant, and the Director of Research Operations for Ariel’s domestic strategies; and

(2)	The same non-voting members listed above.

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These Committees make their respective decisions at Committee meetings which require, at minimum, four voting members to be present. The Committees’ decisions must be approved by at least a majority of the present voting members. The Committees’ minutes will document the decisions as well as the reasoning for such decisions. The Domestic Committee will meet annually to review these procedures and as necessary in situations identified in Sections III above and V below. The International/Global Committee will meet annually to review these procedures and as necessary in situations identified in Section III above.

V.	Material Conflicts of Interest

A.	Ariel Investments, LLC

Ariel has adopted a Code of Ethics, Insider Trading Policy, and other compliance policies and procedures to preserve the independence of its investment advice to its clients. Nonetheless, from time to time, a proxy proposal may involve an apparent material conflict between the interests of Ariel’s clients and the interests of Ariel or any affiliated person of Ariel. In reviewing proxy issues to identify any potential material conflicts between Ariel’s interests and those of its clients, Ariel will consider:

(1)	Whether there are any existing or prospective business or personal (including familial) relationships between Ariel or its employees and the officers or directors of a company whose securities are held in client accounts that may create an incentive to vote in a manner that is not consistent with the best interests of its clients; or

(2)	Whether the shareholder proposing a resolution on a proxy of a company whose securities are held in client accounts is also a client, or prospect, of Ariel.

Compliance will seek to identify actual or potential conflicts pertaining to its client portfolio holdings’ proxies in the following circumstances: (1) after notification of an upcoming proxy vote for each proxy for those holdings in the domestic strategies and (2) after notification that the International/Global PM recommends voting differently than ISS for those holdings in the international and global strategies. Compliance identifies actual or potential conflicts by contacting each of the following departments: Institutional Marketing and Client Services; Fund Administration; Finance; Trading and Investments. A conflict can arise in one of two ways:

•	With respect to all proxy proposals pertaining to a portfolio holding, such as where a portfolio holding company is also an existing or prospective Ariel client; or
•	With respect to a specific shareholder’s proxy proposal, such as where a proposing shareholder is an Ariel client or prospect.

For Ariel’s domestic strategies, if Compliance determines that a potential material conflict of interest exists, Compliance will notify the applicable analyst, the head of ESG, and the Director of Research Operations about the existence of the conflict. For each proxy proposal for those holdings in the domestic strategies that is subject to a conflict, Ariel’s analyst, the head of ESG and the Director of Research Operations generally will recommend a vote in accordance with ISS’s recommendation. If the analyst, head of ESG, and the Director of Research Operations recommend voting contrary to ISS’s recommendation for a proxy proposal, then those proxy proposals will be referred to the Domestic Proxy Resolution Committee, which is charged with determining whether the analyst’s, head of ESG’s, and Director of Research Operation’s decision regarding proxy voting is based on the best interests of Ariel’s clients and is not the product of a conflict. Proxy votes consistent with Exhibit A, “General Proxy Voting Guidelines,” are presumed to be consistent with the best interests of clients but are still subject to review and approval by the Committee.

For Ariel’s international and global strategies, Compliance will notify the International/Global Proxy Resolution Committee, which is charged with determining whether the International/Global PM’s decision regarding proxy voting is based on the best interests of Ariel’s clients and is not the product of a conflict.

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B.	Institutional Shareholder Services, Inc.

As part of the domestic strategies’ proxy voting process, Ariel’s domestic analysts, head of ESG, and the Director of Research Operations:

•	Review ISS’s proxy voting recommendations and analyses for each company; and

•	Generally use ISS’s proxy voting recommendations as Ariel’s votes for those clients’ proxies in situations wherein a potential material conflict of interest exists, as described above in Section V.A.

The Director of Research Operations participates in ISS’s annual proxy voting policy survey to provide feedback for the next year’s proxy voting season and then reviews ISS’s annual policy updates to confirm that team’s decision to continue reviewing and utilizing ISS’s recommendations in its process.

For the international and global strategies proxy voting process, Ariel’s International/Global PM generally relies on ISS to vote each company’s proxy in accordance with ISS’s recommendations. The International/Global PM participates in ISS’s annual proxy voting policy survey to provide feedback for the next year’s proxy voting season and then reviews ISS’s annual policy updates to confirm the appropriateness of generally voting in accordance with ISS’s recommendations. Additionally, the International/Global strategies team periodically samples the ISS recommendations and research for specific proxies vis-à-vis information for the same proxies obtained separate from ISS to ascertain whether to continue to generally vote in accordance with ISS’s recommendations.

Ariel is aware that potential conflicts of interest may exist between ISS’s proxy advisory service, which provides proxy analyses and voting recommendations to institutional investors, and ISS Corporate Solutions, Inc (ICS), a wholly owned-subsidiary of ISS, which serves the corporate issuer community by providing products and services to enable issuers to understand and implement corporate governance best practices. ISS is aware of the potential conflicts of interest that may exist between ISS proxy advisory services and ICS and has taken various steps to neutralize these potential conflicts and provides Ariel with a copy of its policies, procedures and practices regarding potential conflicts of interest.

Ariel is also aware that potential conflicts of interest may exist between ISS and Genstar Capital, a private equity company which owns ISS’s holding company, GC Lighthouse Holdings, Inc. ISS has adopted a “Genstar Policy” which, among other things, provides that Genstar Persons may not participate in the formulation, development and application of ISS voting policies, and will not have access to any data relating to ISS clients. Additionally, ISS provides disclosure of relationships Genstar may have with any company it may own or control and which may become publicly traded.

Ariel identifies and addresses ISS’s conflicts that arise on an ongoing basis by requiring ISS to update Ariel of any relevant changes to ISS’s business or conflict procedures. In addition, Ariel takes reasonable steps to ensure that ISS can make its proxy voting recommendations and provide vote analysis in an impartial manner and in the best interests of Ariel’s clients. Such steps include, but are not limited to, reviewing ISS’s conflict procedures and the effectiveness of their implementation and evaluating ISS’s relationships with companies for which Ariel votes proxies if ISS makes such information available. How often Ariel engages in such a review is at the discretion of the CCO. Any conflicts of interest will be reviewed and disclosed by the CCO to the relevant parties as part of the proxy voting process outlined above.

VI.       Disclosures to Clients

Proxy information will be provided to clients in accordance with their agreement with Ariel or upon request. Upon a client’s request for information, Ariel will furnish to the requesting client (a) a copy of these Proxy Voting Policies and Procedures, including the guidelines in Exhibit A, or (b) information about how Ariel voted with respect to such client’s securities. Except as otherwise directed by a client or required by law, Ariel will maintain the confidentiality of how it plans to vote or has voted proxies relating to such client’s securities.

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Ariel will disclose to its clients, in its written disclosure statement on Part 2 of Form ADV or elsewhere (as deemed necessary or appropriate):

•	How clients may obtain information from Ariel about how Ariel voted with respect to their securities; and

•	A summary of Ariel’s proxy voting policies and procedures as well as how a client may request a copy of these Proxy Voting Policies and Procedures (Exhibit B).

The Board of Trustees of the Ariel Investment Trust will have the responsibility of reviewing proxy voting matters for the Trust, including how Ariel is voting proxies for the Trust.

Ariel Investment Trust will file Form N-PX on a timely basis with the SEC. Fund Administration, in conjunction with Operations and Legal, is responsible for making this filing.

VII.       Books and Records Relating to Proxies

In connection with voting proxies and these Proxy Voting Policies and Procedures, Ariel maintains (in hardcopy or electronic form) such books and records as may be required by applicable law, rules or regulations, including:

•	Ariel’s policies and procedures relating to voting proxies;
•	A copy of each proxy statement that Ariel receives regarding clients’ securities, provided that Ariel may rely on (a) a third party to make and retain, on Ariel’s behalf, pursuant to a written undertaking, a copy of proxy statements or (b) obtaining a copy of proxy statements from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system;
•	A record of each vote cast by Ariel on behalf of clients, provided that Ariel may rely on a third party to make and retain, on Ariel’s behalf, pursuant to a written undertaking, records of votes cast;
•	Copies of any documents created by Ariel that were material to deciding on how to vote proxies on behalf of a client or that memorialize the basis for that decision; and
•	A record of each written client request for proxy voting information and a copy of any written response by Ariel to any written or oral client request for information on how Ariel voted proxies on behalf of the requesting client.

Such books and records will be maintained and preserved in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record.

VIII.       General Proxy Voting Guidelines

Attached to these Proxy Voting Policies and Procedures is Exhibit A, “General Proxy Voting Guidelines,” which describe Ariel’s general proxy voting guidelines. These guidelines are not intended to address every proxy proposal that may arise, and Ariel reserves the right to depart from these guidelines when Ariel believes that it is in its clients’ best interests to do so. The Director of Research Operations will document the reason for any vote deviating from the stated guidelines.

IX.       Amendments

These Proxy Policies and Procedures are subject to change as necessary to remain current with applicable rules and regulations and Ariel’s internal policies and procedures.

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EXHIBIT A

ARIEL INVESTMENTS, LLC (“ARIEL”)

GENERAL PROXY VOTING GUIDELINES

I. Ariel’s Domestic Strategies

As part of our domestic strategies’ investment process we place extraordinary emphasis on a company’s management, Board and activities. We view proxy voting as an extension of our core research efforts. We look for companies with high quality management, as represented by their industry experience, managerial track records, and their management of material environmental, social and governance (“ESG”) issues. Furthermore, we strive to invest with management teams who show integrity, candor, and foster open and honest communication with their shareholders. Accordingly, Ariel believes that the recommendation of a company’s management on any issue should be given considerable weight in determining how a proxy voting resolution is resolved. As a result, it is generally our policy to vote in accordance with management.

For those proxy votes in which potential material conflicts of interest exist, it is generally our policy to vote in accordance with ISS’s recommendations.

Most votes presented to a company’s shareholders are proposals made by the company’s management, which have been approved and recommended by the company’s board of directors. Most of these proposals are routine in nature and generally do not change the structure, management, control or operation of the company and are consistent with customary industry standards and practices as well as applicable law. Examples of routine proposals include uncontested election of directors and selection of independent auditors.

Non-routine proposals are analyzed on an individual basis by the Ariel analyst who follows the company in question and the head of ESG. Below is a summary of the guidelines that generally guide this decision-making.

Governance Guidelines:

1.	Approval and/or Amendments to Executive Compensation. We recognize the need for companies to have flexibility in the way they compensate executives and to utilize a variety of tools, including options and restricted stock, to provide incentive to employees. In general, we favor stock incentive plans as they promote employee loyalty and encourage a greater effort by those who have a vested interest in the company. However, we reserve the right to evaluate individual plans on a case-by-case basis.

2.	Golden Parachutes. Because most golden parachutes give executives such extreme compensation in exchange for a change in corporate control with no regard for either performance or shareholders’ return, we are generally opposed to any proposal for this type of compensation.

3.	Mergers/Reorganizations. We strongly believe shareholders have an absolute right to vote on mergers and reorganizations. We review each of these instances on a case-by-case basis to determine whether to support or reject such a proposal. Decisions are based on our view of the best long-term prospects for the company and whether the restructuring/merger is consistent with that long-term performance. Moreover, the terms and provisions of the merger/restructuring must be fair to existing shareholders.

4.	Poison Pills. In general, we oppose poison pills.

5.	Withholding Board Authority. In general, we do not vote to withhold Board Authority to engage in a particular action. However, in rare instances we may do so if we are concerned that actions of senior management and the Board will fail to enhance shareholder value.

Environmental Guidelines:

6.	Environmental Disclosure. Proactive management of environmental issues is increasingly important for the long-term financial performance of a company. These issues can include but are not limited to climate change, water and waste management, and ecological impacts. In general, we support proposals calling for

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increased disclosure of environmental policies and practices. However, we evaluate proposals on a case-by-case basis to determine whether to support such a proposal.

Social Guidelines:

7.	Corporate Citizenship. We believe that strong community relations and business ethics build long-term value for shareholders. On a case-by-case basis, we review proposals that encourage corporate responsibility and citizenship.

8.	Diversity and Inclusion. Research demonstrates organizations that cultivate diversity are more likely to attract top talent, foster innovation, stimulate creative thinking and problem solving—all leading to better outcomes. In general, we support proposals calling for proactive diversity practices and increased disclosure. However, we evaluate proposals on a case-by-case basis to determine whether to support such a proposal.

9.	Board Diversity. U.S. businesses must compete to attract customers and talent in an increasingly diverse country. We believe companies best suited to navigate complex challenges of the 21st century have leaders from diverse backgrounds on their Boards, including African Americans, Latinx, Indigenous peoples, and other underrepresented minorities. We generally vote against nominating committee chairs of boards that lack racial/ethnic minority directors. We also generally vote against nominating committee chairs of boards that lack female directors. Recognizing board refreshment takes time, we evaluate a company’s commitment to improving board diversity on a case-by-case basis to inform our voting decision. For companies held solely in our small cap deep value and micro-cap value strategies, given their smaller size and unique governance characteristics, this policy will apply beginning in the 2023 proxy season.

10.	Equal Employment Opportunity. We believe individuals from all backgrounds deserve equal consideration for employment opportunities. In general, we support proposals calling for the adoption or implementation of the MacBride Principles.

II. Ariel’s International and Global Strategies

With respect to our International and Global strategies (which include U.S. securities), it is generally our policy to vote in accordance with ISS’s voting recommendations. The international and global strategies team periodically samples the ISS recommendations and research for specific proxies vis-à-vis information for the same proxies obtained separate from ISS to ascertain whether to continue to generally vote in accordance with ISS’s recommendations.

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EXHIBIT B

Summary of Ariel Investments, LLC’s Proxy Policies and Procedures

In accordance with applicable regulations and law, Ariel Investments, LLC (“Ariel”), a federally registered investment adviser, is providing this summary of its Proxy Voting Policies and Procedures (the “Proxy Policies”) concerning proxies voted by Ariel on behalf of each client who delegates proxy voting authority to Ariel and delivers the proxies to us. A client may retain proxy voting powers, give particular proxy voting instructions to us, or have a third-party fiduciary vote proxies. Some clients who delegate proxy voting authority to Ariel may give Ariel specific proxy voting instructions that could be contrary to Ariel’s Guidelines and thus, Ariel could vote differently for those clients than it votes for other clients in the same strategy.

Our Proxy Policies are subject to change as necessary to remain current with applicable rules and regulations and our internal policies and procedures.

Ariel’s Domestic Strategies

As part of our domestic strategies’ investment process, Ariel places extraordinary emphasis on a company’s management, its Board and its activities. Ariel looks for companies with high quality management, as represented by their industry experience, and their management of material environmental, social and governance (“ESG”) issues. Furthermore, Ariel strives to invest with management teams who show integrity, candor, and foster open and honest communication with their shareholders. Accordingly, Ariel believes that the recommendation of a company’s management on any issue should be given considerable weight in determining how a proxy voting resolution is resolved. As a result, it is generally Ariel’s policy to vote in accordance with management.

Ariel has established general guidelines for voting clients’ proxies. While these generally guide Ariel’s decision-making, all issues are analyzed by the Ariel analyst who follows the company, the head of ESG, as well as Ariel’s Director of Research Operations. As a result, there may be cases in which particular circumstances lead Ariel to vote an individual proxy differently than otherwise stated within Ariel’s general proxy voting guidelines. In such cases, Ariel will document its reasoning.

If it is determined that a material conflict of interest may exist, such as a business relationship with a portfolio company, it is Ariel’s policy to generally vote in accordance with the recommendations of Institutional Shareholder Services, Inc. (“ISS”). If, in a conflict situation, Ariel decides to vote differently than ISS, the proxy will be referred to Ariel’s Domestic Proxy Resolution Committee, which is charged with determining whether the decision to vote differently than ISS is in the best interests of Ariel’s clients and is not the product of a conflict.

Ariel’s International and Global Strategies

With respect to our International and Global strategies (which include U.S. securities), it is generally our policy to vote in accordance with ISS’s voting recommendations. The international and global strategies team periodically samples the ISS recommendations and research for specific proxies vis-à-vis information for the same proxies obtained separate from ISS to ascertain whether to continue to generally vote in accordance with ISS’s recommendations. If Ariel decides to vote differently than ISS, the proxy will be referred to Ariel’s International/Global Proxy Resolution Committee, which is charged with determining whether the decision to vote differently than ISS is in the best interests of Ariel’s clients and not the result of a conflict in those instances where a conflict has been identified.

Voting Limitations

Ariel generally will not vote its clients’ proxies in the following circumstances:

•	For those securities not specifically acquired for a client’s account by Ariel (e.g., if a new Ariel client transferred securities to Ariel and Ariel has not yet sold the securities through the account transition process, or if an Ariel client chooses to invest its cash in a money market fund).
•	In those instances where Ariel receives a meeting notice without enough time to fully process the proxy.
•	For those Ariel clients who engage in securities lending programs through their custodians, and the security is on loan at the record date.
•	In those international markets where share blocking applies due to liquidity constraints.
•	In those international markets requiring the re-registration of the clients’ shares in the underlying clients’ names unless the sub-custodian can timely re-register the shares.

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•	In those international markets requiring the client’s execution of a power of attorney to permit the sub-custodian to vote the proxy unless the client has provided the requisite power of attorney to the local sub-custodian.
•	If a client’s custodian is unable to retrieve and deliver ballots to Ariel’s proxy voting service (ISS).

Ariel may be required to vote shares in securities of regulated companies (such as banks) in conformance with conditions specified by the industry’s regulator. Additionally, the issuer of a security may impose limitations upon Ariel’s ability to vote proxies for its clients. In certain circumstances, this may mean that Ariel will refrain from voting shares.

For each proxy, Ariel maintains records as required by applicable law. Proxy voting information will be provided to clients in accordance with their agreement with us or upon request. A client may request a copy of Ariel’s Proxy Voting Policies and Procedures, or a copy of the specific voting record for their account, by calling Ariel at 1-800-725-0140, or writing to Ariel Investments, LLC at 200 East Randolph Street, Suite 2900, Chicago, IL 60601.

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Schwab Strategic Trust
PEA No. 131
Part C: Other Information
ITEM 28.
EXHIBITS.

(a)(1)	Certificate of Trust, dated January 27, 2009, of Schwab Strategic Trust (the Registrant or the Trust) is incorporated by reference to Exhibit (a)(1) of the Registrant’s Registration Statement, filed July 15, 2009.
(a)(2)	Registrant’s Amended and Restated Agreement and Declaration of Trust, dated October 12, 2009, is incorporated by reference to Exhibit (a)(3) of Pre-Effective Amendment No. 2 of the Registrant’s Registration Statement, filed October 27, 2009.
(b)	Registrant’s By-Laws, dated January 26, 2009, is incorporated by reference to Exhibit (b) of the Registrant’s Registration Statement, filed July 15, 2009.
(c)	Reference is made to Article 5 of the Registrant’s Agreement and Declaration of Trust.
(d)(1)	Amended and Restated Advisory Agreement between the Registrant and Charles Schwab Investment Management, Inc., dated March 1, 2017, is incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 95 of the Registrant’s Registration Statement, filed April 28, 2017 (hereinafter referred to as PEA No. 95).
(d)(2)	Amendment No. 1, dated October 5, 2017, to the Amended and Restated Advisory Agreement between the Registrant and Charles Schwab Investment Management, Inc., dated March 1, 2017, is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 101 of the Registrant’s Registration Statement, filed October 5, 2017 (hereinafter referred to as PEA No. 101).
(d)(3)	Amendment No. 2, dated March 11, 2019, to the Amended and Restated Advisory Agreement between the Registrant and Charles Schwab Investment Management, Inc., dated March 1, 2017, is incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 111 of the Registrant’s Registration Statement, filed April 26, 2019 (hereinafter referred to as PEA No. 111).
(d)(4)	Amendment No. 3, dated October 3, 2019, to the Amended and Restated Advisory Agreement between the Registrant and Charles Schwab Investment Management, Inc., dated March 1, 2017, is incorporated by reference to Exhibit (d)(4) of Post-Effective Amendment No. 116 of the Registrant’s Registration Statement, filed October 3, 2019 (hereinafter referred to as PEA No. 116).
(d)(5)	Amendment No. 4, dated December 13, 2019, to the Amended and Restated Advisory Agreement between the Registrant and Charles Schwab Investment Management, Inc., dated March 1, 2017, is incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 120 of the Registrant’s Registration Statement, filed February 24, 2020 (hereinafter referred to as PEA No. 120).
(d)(6)	Amendment No. 5, dated February 25, 2020, to the Amended and Restated Advisory Agreement between the Registrant and Charles Schwab Investment Management, Inc., dated March 1, 2017, is incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 121 of the Registrant’s Registration Statement, filed April 17, 2020 (hereinafter referred to as PEA No. 121).
(d)(7)	Amendment No. 6, dated February 24, 2021, to the Amended and Restated Advisory Agreement between the Registrant and Charles Schwab Investment Management, Inc., dated March 1, 2017, is incorporated by reference to Exhibit (d)(7) of Post-Effective Amendment No. 130 of the Registrant’s Registration Statement, filed March 23, 2021 (hereinafter referred to as PEA No. 130).
(d)(8)	Amendment No. 7, dated [ ], to the Amended and Restated Advisory Agreement between the Registrant and Charles Schwab Investment Management, Inc., dated March 1, 2017, to be filed by amendment.
(e)(1)	Distribution Agreement between the Registrant and SEI Investments Distribution Co. is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 1 of the Registrant’s Registration Statement, filed April 21, 2010 (hereinafter referred to as PEA No. 1).
(e)(2)	Amendment No. 1, dated July 26, 2010, to Distribution Agreement between the Registrant and SEI Investments Distribution Co., dated October 12, 2009, is incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 3 of the Registrant’s Registration Statement, filed July 23, 2010 (hereinafter referred to as PEA No. 3).
(e)(3)	Amendment No. 2, dated December 17, 2010, to Distribution Agreement between the Registrant and SEI Investments Distribution Co., dated October 12, 2009, is incorporated by reference to Exhibit (e)(3) of Post-Effective Amendment No. 7 of the Registrant’s Registration Statement, filed April 15, 2011 (hereinafter referred to as PEA No. 7).
(e)(4)	Amendment No. 3, dated July 1, 2011, to the Distribution Agreement between the Registrant and SEI Investments Distribution Co., dated October 12, 2009, is incorporated by reference to Exhibit (e)(4) of Post-Effective Amendment No. 12 of the Registrant’s Registration Statement, filed July 8, 2011 (hereinafter referred to as PEA No. 12).

(e)(5)	Amendment No. 4, dated October 1, 2011, to the Distribution Agreement between the Registrant and SEI Investments Distribution Co., dated October 12, 2009, is incorporated by reference to Exhibit (e)(5) of Post-Effective Amendment No. 17 of the Registrant’s Registration Statement, filed October 14, 2011 (hereinafter referred to as PEA No. 17).
(e)(6)	Amendment No. 5, dated August 8, 2013, to the Distribution Agreement between the Registrant and SEI Investments Distribution Co., dated October 12, 2009, is incorporated by reference to Exhibit (e)(6) of Post-Effective Amendment No. 46 to the Registrant’s Registration Statement, filed August 8, 2013 (hereinafter referred to as PEA No. 46).
(e)(7)	Amendment No. 6, dated October 5, 2017, to the Distribution Agreement between the Registrant and SEI Investments Distribution Co., dated October 12, 2009, is incorporated by reference to Exhibit (e)(7) of PEA No. 101.
(e)(8)	Amendment No. 7, dated October 3, 2019, to the Distribution Agreement between the Registrant and SEI Investments Distribution Co., dated October 12, 2009, is incorporated by reference to Exhibit (e)(8) of Post-Effective Amendment No. 118 to the Registrant’s Registration Statement, filed December 18, 2019 (hereinafter referred to as PEA No. 118).
(e)(9)	Amendment No. 8, dated December 12, 2019, to the Distribution Agreement between the Registrant and SEI Investments Distribution Co., dated October 12, 2009, is incorporated by reference to Exhibit (e)(9) of PEA No. 120.
(e)(10)	Amendment No. 9, dated February 24, 2021, to the Distribution Agreement between the Registrant and SEI Investments Distribution Co., dated October 12, 2009, is incorporated by reference to Exhibit (e)(10) of PEA No. 130.
(e)(11)	Amendment No. 10, dated [ ], to the Distribution Agreement between the Registrant and SEI Investments Distribution Co., dated October 12, 2009, to be filed by amendment.
(f)	Not applicable.
(g)(1)	Amended and Restated Master Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated October 17, 2005, is incorporated by reference to Exhibit (g)(1) of Pre-Effective Amendment No. 1 of Registrant’s Registration Statement, filed October 7, 2009 (hereinafter referred to as Pre-Effective Amendment No. 1).
(g)(2)	Amendment, dated October 8, 2009, to the Amended and Restated Master Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated October 17, 2005, is incorporated by reference to Exhibit (g)(2) of PEA No. 1.
(g)(3)	Amendment, dated July 26, 2010, to the Amended and Restated Master Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated October 17, 2005, filed September 24, 2010 is incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 4 of the Registrant’s Registration Statement, filed September 24, 2010 (hereinafter referred to as PEA No. 4).
(g)(4)	Amendment, dated December 17, 2010, to the Amended and Restated Master Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated October 17, 2005, is incorporated by reference to Exhibit (g)(4) of PEA No. 7.
(g)(5)	Amendment, dated July 1, 2011, to the Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated October 17, 2005, is incorporated by reference to Exhibit (g)(5) of PEA No. 12.
(g)(6)	Amendment, dated October 1, 2011, to the Amended and Restated Master Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated October 17, 2005, is incorporated by reference to Exhibit (g)(6) of PEA No. 17.
(g)(7)	Amendment, dated July 8, 2013, to the Amended and Restated Master Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated October 17, 2005, is incorporated by reference to Exhibit (g)(7) of Post-Effective Amendment No. 56 of the Registrant’s Registration Statement, filed December 26, 2013, (hereinafter referred to as PEA No. 56).
(g)(8)	Amendment, dated October 5, 2017, to the Amended and Restated Master Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated October 17, 2005, is incorporated by reference to Exhibit (g)(8) of PEA No. 101.
(g)(9)	Amendment, dated November 16, 2017, to the Amended and Restated Master Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated October 17, 2005, is incorporated by reference to Exhibit (g)(9) of Post-Effective Amendment No. 103 of the Registrant’s Registration Statement, filed December 28, 2017, (hereinafter referred to as PEA No. 103).
(g)(10)	Amendment, dated October 3, 2019, to the Amended and Restated Master Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated October 17, 2005, is incorporated by reference to Exhibit (g)(10) of PEA No. 116.
(g)(11)	Amendment, dated February 24, 2021, to the Amended and Restated Master Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated October 17, 2005, is incorporated by reference to Exhibit (g)(11) of PEA No. 130.
(g)(12)	Amendment, dated [ ], to the Amended and Restated Master Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated October 17, 2005, to be filed by amendment.
(h)(1)	Administration Agreement between the Registrant and Charles Schwab Investment Management, Inc., dated October 12, 2009, is incorporated by reference to Exhibit (h)(1) of PEA No. 118.
(h)(1)(a)	Amendment No. 1, dated July 26, 2010, to the Administration Agreement between the Registrant and Charles Schwab Investment Management, Inc., dated October 12, 2009, is incorporated by reference to Exhibit (h)(8) of PEA No. 3.
(h)(1)(b)	Amendment No. 2, dated December 17, 2010, to the Administration Agreement between the Registrant and Charles Schwab Investment Management, Inc., dated October 12, 2009, is incorporated by reference to Exhibit (h)(1)(b) of PEA No. 7.

(h)(1)(c)	Amendment No. 3, dated July 1, 2011, to the Administration Agreement between the Registrant and Charles Schwab Investment Management, Inc., dated October 12, 2009, is incorporated by reference to Exhibit (h)(1)(c) of PEA No. 12.
(h)(1)(d)	Amendment No. 4, dated October 1, 2011, to the Administration Agreement between the Registrant and Charles Schwab Investment Management, Inc., dated October 12, 2009, is incorporated by reference to Exhibit (h)(1)(d) of PEA No. 17.
(h)(1)(e)	Amendment No. 5, dated August 8, 2013, to the Administration Agreement between the Registrant and Charles Schwab Investment Management, Inc., dated October 12, 2009, is incorporated by reference to Exhibit (h)(1)(e) of PEA No. 46.
(h)(1)(f)	Amendment No. 6, dated October 5, 2017, to the Administration Agreement between the Registrant and Charles Schwab Investment Management, Inc., dated October 12, 2009, is incorporated by reference to Exhibit (h)(1)(f) of PEA No. 101.
(h)(1)(g)	Amendment No. 7, dated October 3, 2019, to the Administration Agreement between the Registrant and Charles Schwab Investment Management, Inc., dated October 12, 2009, is incorporated by reference to Exhibit (h)(1)(g) of PEA No. 116.
(h)(1)(h)	Amendment No. 8, dated February 24, 2021, to the Administration Agreement between the Registrant and Charles Schwab Investment Management, Inc., dated October 12, 2009, is incorporated by reference to Exhibit (h)(1)(h) of PEA No. 130.
(h)(1)(i)	Amendment No. 9, dated [ ], to the Administration Agreement between the Registrant and Charles Schwab Investment Management, Inc., dated October 12, 2009, to be filed by amendment.
(h)(2)	Transfer Agency Agreement between the Registrant and State Street Bank and Trust Company, dated October 8, 2009, is incorporated by reference to Exhibit (h)(2) of PEA No. 118.
(h)(2)(a)	Amendment, dated July 26, 2010, to the Transfer Agency Agreement between the Registrant and State Street Bank and Trust Company, dated October 8, 2009, filed September 24, 2010 is incorporated by reference to Exhibit (h)(9) of PEA No. 4.
(h)(2)(b)	Amendment, dated December 17, 2010, to the Transfer Agency Agreement between the Registrant and State Street Bank and Trust Company, dated October 8, 2009, is incorporated by reference to Exhibit (h)(2)(b) of PEA No. 7.
(h)(2)(c)	Amendment, dated July 1, 2011, to the Transfer Agency Agreement between the Registrant and State Street Bank and Trust Company, dated October 8, 2009, is incorporated by reference to Exhibit (h)(2)(c) of PEA No. 12.
(h)(2)(d)	Amendment, dated October 1, 2011, to the Transfer Agency Agreement between the Registrant and State Street Bank and Trust Company, dated October 8, 2009, is incorporated by reference to Exhibit (h)(2)(d) of PEA No. 17.
(h)(2)(e)	Amendment, dated July 8, 2013, to the Transfer Agency Agreement between the Registrant and State Street Bank and Trust Company, dated October 8, 2009, is incorporated by reference to Exhibit (h)(2)(e) of PEA No. 56.
(h)(2)(f)	Amendment, dated October 5, 2017, to the Transfer Agency Agreement between the Registrant and State Street Bank and Trust Company, dated October 8, 2009, is incorporated by reference to Exhibit (h)(2)(f) of PEA No. 101.
(h)(2)(g)	Amendment, dated October 3, 2019, to the Transfer Agency Agreement between the Registrant and State Street Bank and Trust Company, dated October 8, 2009, is incorporated by reference to Exhibit (h)(2)(g) of PEA No. 118.
(h)(2)(h)	Amendment, dated October 9, 2020, to the Transfer Agency Agreement between the Registrant and State Street Bank and Trust Company, dated October 8, 2009, is incorporated by reference to Exhibit (h)(2)(h) of Post-Effective Amendment No. 126 of the Registrant’s Registration Statement, filed December 18, 2020 (hereinafter referred to as PEA No. 126).
(h)(2)(i)	Amendment, dated February 24, 2021, to the Transfer Agency Agreement between the Registrant and State Street Bank and Trust Company, dated October 8, 2009, is incorporated by reference to Exhibit (h)(2)(i) of PEA No. 130.
(h)(2)(j)	Amendment, dated [ ], to the Transfer Agency Agreement between the Registrant and State Street Bank and Trust Company, dated October 8, 2009, to be filed by amendment.
(h)(3)	Form of Authorized Participant Agreement is incorporated by reference to Exhibit (h)(3) of Pre-Effective Amendment No. 1.
(h)(4)	Master Fund Accounting and Services Agreement between the Registrant and State Street Bank and Trust Company, dated October 1, 2005, is incorporated by reference to Exhibit (h)(4) of Pre-Effective Amendment No. 1.
(h)(4)(a)	Amendment, dated October 8, 2009, to the Master Fund Accounting and Services Agreement between the Registrant and State Street Bank and Trust Company, dated October 1, 2005, is incorporated by reference to Exhibit (h)(5) of PEA No. 1.
(h)(4)(b)	Amendment, dated July 26, 2010, to the Master Fund Accounting and Services Agreement between the Registrant and State Street Bank and Trust Company, dated October 1, 2005, filed September 24, 2010 is incorporated by reference to Exhibit (h)(10) of PEA No. 4.
(h)(4)(c)	Amendment, dated December 17, 2010, to the Master Fund Accounting and Services Agreement between the Registrant and State Street Bank and Trust Company, dated October 1, 2005, is incorporated by reference to Exhibit (h)(4)(c) of PEA No. 7.
(h)(4)(d)	Amendment, dated July 1, 2011, to the Master Fund Accounting and Services Agreement between the Registrant and State Street Bank and Trust Company, dated October 1, 2005, is incorporated by reference to Exhibit (h)(4)(d) of PEA No. 12.
(h)(4)(e)	Amendment, dated October 1, 2011, to the Master Fund Accounting and Services Agreement between the Registrant and State Street Bank and Trust Company, dated October 1, 2005, is incorporated by reference to Exhibit (h)(4)(e) of PEA No. 17.
(h)(4)(f)	Amendment, dated July 8, 2013, to the Master Fund Accounting and Services Agreement between the Registrant and State Street Bank and Trust Company, dated October 1, 2005, is incorporated by reference to Exhibit (h)(4)(f) of PEA No. 56.

(h)(4)(g)	Amendment, dated January 20, 2016, to Appendix A of the Master Fund Accounting and Services Agreement between the Registrant and State Street Bank and Trust Company, dated October 1, 2005, is incorporated by reference to Exhibit (h)(4)(g) of Post-Effective Amendment No. 92 of the Registrant’s Registration Statement, filed December 28, 2016 (hereinafter referred to as PEA No. 92).
(h)(4)(h)	Amendment, dated August 18, 2016, to Appendix A of the Master Fund Accounting and Services Agreement between the Registrant and State Street Bank and Trust Company, dated October 1, 2005, is incorporated by reference to Exhibit (h)(4)(h) of PEA No. 92.
(h)(4)(i)	Amendment, dated February 2, 2017, to Appendix A of the Master Fund Accounting and Services Agreement between the Registrant and State Street Bank and Trust Company, dated October 1, 2005, is incorporated by reference to Exhibit (h)(4)(i) of PEA No. 95.
(h)(4)(j)	Amendment, dated October 5, 2017, to Appendix A and Appendix B of the Master Fund Accounting and Services Agreement between the Registrant and State Street Bank and Trust Company, dated October 1, 2005, is incorporated by reference to Exhibit (h)(4)(j) of PEA No. 101.
(h)(4)(k)	Amendment, dated November 16, 2017, to Appendix A of the Master Fund Accounting and Services Agreement between the Registrant and State Street Bank and Trust Company, dated October 1, 2005, is incorporated by reference to Exhibit (h)(4)(k) of PEA No. 103.
(h)(4)(l)	Amendment, modified March 11, 2019, to Appendix A of the Master Fund Accounting and Services Agreement between the Registrant and State Street Bank and Trust Company, dated October 1, 2005, is incorporated by reference to Exhibit (h)(4)(l) of PEA No. 111.
(h)(4)(m)	Amendment, dated October 3, 2019, to Appendix A and Appendix B of the Master Fund Accounting and Services Agreement between the Registrant and State Street Bank and Trust Company, dated October 1, 2005, is incorporated by reference to Exhibit (h)(4)(m) of PEA No. 118.
(h)(4)(n)	Amendment, dated March 23, 2021, to Appendix A and Appendix B of the Master Fund Accounting and Services Agreement between the Registrant and State Street Bank and Trust Company, dated October 1, 2005, is filed herein as Exhibit (h)(4)(n).
(h)(4)(o)	Amendment, dated [ ], to Appendix A and Appendix B of the Master Fund Accounting and Services Agreement between the Registrant and State Street Bank and Trust Company, dated October 1, 2005, to be filed by amendment.
(h)(5)	Sub-Administration Agreement between the Charles Schwab Investment Management, Inc. and State Street Bank and Trust Company, dated October 1, 2005, is incorporated by reference to Exhibit (h)(6) of Pre-Effective Amendment No. 1.
(h)(5)(a)	Amendment, dated October 8, 2009, to the Sub-Administration Agreement between the Charles Schwab Investment Management, Inc. and State Street Bank and Trust Company, dated October 1, 2005, is incorporated by reference to Exhibit (h)(7) of PEA No. 1.
(h)(5)(b)	Amendment, dated July 26, 2010 to the Sub-Administration Agreement between the Charles Schwab Investment Management, Inc. and State Street Bank and Trust Company, dated October 1, 2005, filed September 24, 2010 is incorporated by reference to Exhibit (h)(11) of PEA No. 4.
(h)(5)(c)	Amendment, dated December 17, 2010, to the Sub-Administration Agreement between the Charles Schwab Investment Management, Inc. and State Street Bank and Trust Company, dated October 1, 2005, is incorporated by reference to Exhibit (h)(5)(c) of PEA No. 7.
(h)(5)(d)	Amendment, dated July 1, 2011, to the Sub-Administration Agreement between the Charles Schwab Investment Management, Inc. and State Street Bank and Trust Company, dated October 1, 2005, is incorporated by reference to Exhibit (h)(5)(d) of PEA No. 12.
(h)(5)(e)	Amendment, dated October 1, 2011, to the Sub-Administration Agreement between the Charles Schwab Investment Management, Inc. and State Street Bank and Trust Company, dated October 1, 2005, is incorporated by reference to Exhibit (h)(5)(e) of PEA No. 17.
(h)(5)(f)	Amendment, dated August 8, 2013, to the Sub-Administration Agreement between the Charles Schwab Investment Management, Inc. and State Street Bank and Trust Company, dated October 1, 2005, is incorporated by reference to Exhibit (h)(5)(f) of PEA No. 56.
(h)(5)(g)	Amendment, dated October 5, 2017, to the Sub-Administration Agreement between Charles Schwab Investment Management, Inc. and State Street Bank and Trust Company, dated October 1, 2005, is incorporated by reference to Exhibit (h)(5)(g) of PEA No. 101.
(h)(5)(h)	Amendment, dated October 3, 2019, to the Sub-Administration Agreement between Charles Schwab Investment Management, Inc. and State Street Bank and Trust Company, dated October 1, 2005, is incorporated by reference to Exhibit (h)(5)(h) of PEA No. 118.
(h)(5)(i)	Amendment, dated March 23, 2021, to the Sub-Administration Agreement between Charles Schwab Investment Management, Inc. and State Street Bank and Trust Company, dated October 1, 2005, is filed herein as Exhibit (h)(5)(i).

(h)(5)(j)	Amendment, dated [ ], to the Sub-Administration Agreement between Charles Schwab Investment Management, Inc. and State Street Bank and Trust Company, dated October 1, 2005, to be filed by amendment.
(h)(6)	Sublicense Agreement between the Registrant, Schwab Investments and Charles Schwab Investment Management, Inc., dated October 5, 2017, is incorporated by reference to Exhibit (h)(6) of PEA No. 101.
(i)	Opinion and Consent of Counsel to be filed by amendment.
(j)(1)	Not applicable.
(j)(2)	Not applicable.
(j)(3)	Power of Attorney executed by Walter W. Bettinger II, dated January 1, 2016, is incorporated by reference to Exhibit (j)(2) of Post-Effective Amendment No. 86 of the Registrant’s Registration Statement, filed January 12, 2016 (hereinafter referred to as PEA No. 86).
(j)(4)	Power of Attorney executed by Jonathan de St. Paer, dated April 1, 2019, is incorporated by reference to Exhibit (j)(3) of PEA No. 111.
(j)(5)	Power of Attorney executed by Joseph R. Martinetto, dated January 1, 2016, is incorporated by reference to Exhibit (j)(4) of PEA No. 86.
(j)(6)	Power of Attorney executed by Robert W. Burns, dated January 1, 2016, is incorporated by reference to Exhibit (j)(5) of PEA No. 86.
(j)(7)	Power of Attorney executed by John F. Cogan, dated January 1, 2016, is incorporated by reference to Exhibit (j)(6) of PEA No. 86.
(j)(8)	Power of Attorney executed by David L. Mahoney, dated January 1, 2016, is incorporated by reference to Exhibit (j)(8) of PEA No. 86.
(j)(9)	Power of Attorney executed by Kiran M. Patel, dated January 1, 2016, is incorporated by reference to Exhibit (j)(9) of Post-Effective Amendment No. 88 of the Registrant’s Registration Statement, filed April 27, 2016.
(j)(10)	Power of Attorney executed by Kimberly S. Patmore, dated January 1, 2016, is incorporated by reference to Exhibit (j)(10) of PEA No. 86.
(j)(11)	Power of Attorney executed by Nancy F. Heller, dated June 1, 2018, is incorporated by reference to Exhibit (j)(11) of Post-Effective Amendment No. 107 of the Registrant’s Registration Statement, filed June 26, 2018.
(j)(12)	Power of Attorney executed by Jane P. Moncreiff, dated January 28, 2019, is incorporated by reference to Exhibit (j)(13) of PEA No. 111.
(j)(13)	Power of Attorney executed by Mark D. Fischer, dated January 1, 2016, is incorporated by reference to Exhibit (j)(14) of PEA No. 86.
(j)(14)	Registrant, Certified Resolution regarding Powers of Attorney, dated June 10, 2020 is incorporated by reference to Exhibit (j)(15) of Post-Effective Amendment No. 124 of the Registrant’s Registration Statement, filed June 26, 2020 (hereinafter referred to as PEA No. 124).
(k)	Not applicable.
(l)	None.
(m)	Not applicable.
(n)	Not applicable.
(o)	Not applicable.
(p)(1)	Joint Code of Ethics for the Registrant, Charles Schwab Investment Management, Inc. and Charles Schwab & Co., Inc., dated June 9, 2020, is incorporated by reference to Exhibit (p)(1) of PEA No. 124.
(p)(2)	Code of Ethics of SEI Investments Distribution Co., dated August 21, 2020, is incorporated by reference to Exhibit (p)(2) of PEA No. 126.

ITEM 29.
PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

The Board of Trustees of the Registrant is identical to the boards of trustees of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust. Each such trust has Charles Schwab Investment Management, Inc. as its investment adviser. In addition, the officers of the Registrant are also identical to those of each such other trust, with the exception of the Chief Legal Officer and Secretary/Clerk. As a result, the above-named trusts may be deemed to be under common control with the Registrant. Nonetheless, the Registrant takes the position that it is not under common control with such other trusts because the power residing in the respective trusts’ boards and officers arises as a result of an official position with each such trust.
ITEM 30.
INDEMNIFICATION.

Reference is made to Article VII of Registrant’s Amended and Restated Agreement and Declaration of Trust (Exhibit (a)(2) filed October 27, 2009) and Article 11 of Registrant’s By-Laws (Exhibit (b) filed July 15, 2009).

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the Act), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
ITEM 31.
BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

The Registrant’s investment adviser, Charles Schwab Investment Management, Inc. (CSIM), a Delaware corporation, organized in October 1989, also serves as the investment manager to Laudus Trust, Schwab Capital Trust, The Charles Schwab Family of Funds, Schwab Investments, and Schwab Annuity Portfolios, each an open-end, management investment company. The principal place of business of the investment adviser is 211 Main Street, San Francisco, CA 94105. The only business in which the investment adviser engages is that of investment adviser and administrator to Schwab Capital Trust, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future, investment adviser to the Registrant and Laudus Trust and an investment adviser to certain non-investment company clients.
The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of CSIM is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below.
Name and Position with Adviser	Name of Other Company	Capacity
Walter W. Bettinger, II, Director	The Charles Schwab Corporation	Director, President and Chief Executive Officer
	Charles Schwab & Co., Inc.	Director, President and Chief Executive Officer
	TD Ameritrade Holding Corporation	Director
	Schwab Holdings, Inc.	Director, President and Chief Executive Officer
	Charles Schwab Bank, SSB	Director
	Charles Schwab Premier Bank, SSB	Director
	Charles Schwab Trust Bank	Director
	Schwab (SIS) Holdings, Inc. I	President and Chief Executive Officer
	Schwab Funds	Chairman and Trustee
	Laudus Funds	Chairman and Trustee
	Schwab ETFs	Chairman and Trustee
Peter B. Crawford, Director	The Charles Schwab Corporation	Executive Vice President and Chief Financial Officer
	Charles Schwab & Co., Inc.	Director, Executive Vice President and Chief Financial Officer
	TD Ameritrade Holding Corporation	Director
	Schwab Holdings, Inc.	Director, Executive Vice President and Chief Financial Officer
	Charles Schwab Global Holdings, Inc.	Executive Vice President and Chief Financial Officer
	Performance Technologies, Inc.	Executive Vice President and Chief Financial Officer
	Schwab (SIS) Holdings, Inc. I	Executive Vice President and Chief Financial Officer
	Schwab Technology Holdings, Inc.	Executive Vice President and Chief Financial Officer
Richard A. Wurster, Chief Executive Officer	The Charles Schwab Corporation	Executive Vice President – Schwab Asset Management Solutions
	Charles Schwab & Co., Inc.	Executive Vice President – Schwab Asset Management Solutions
	Charles Schwab Investment Advisory, Inc.	Director, Chief Executive Officer and President
Jonathan de St. Paer, Director, President and Chief Operating Officer	Charles Schwab & Co., Inc.	Senior Vice President
	Schwab Funds	Trustee, President and Chief Executive Officer
	Laudus Funds	Trustee, President and Chief Executive Officer

Name and Position with Adviser	Name of Other Company	Capacity
	Schwab ETFs	Trustee, President and Chief Executive Officer
	Charles Schwab Worldwide Funds, plc	Director
	Charles Schwab Asset Management (Ireland) Limited	Director
	Charles Schwab Investment Advisory, Inc.	Senior Vice President and Chief Operating Officer
Omar Aguilar, Senior Vice President and Chief Investment Officer	Schwab Funds	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
	Laudus Funds	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
	Schwab ETFs	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
Brett Wander, Senior Vice President and Chief Investment Officer	Schwab Funds	Senior Vice President and Chief Investment Officer – Fixed Income
	Laudus Funds	Senior Vice President and Chief Investment Officer – Fixed Income
	Schwab ETFs	Senior Vice President and Chief Investment Officer – Fixed Income
William P. McMahon, Jr., Senior Vice President and Chief Investment Officer	None	None
David Lekich, Senior Vice President and Chief Counsel	Charles Schwab & Co., Inc.	Senior Vice President
	Schwab Funds	Secretary and Chief Legal Officer
	Laudus Funds	Vice President and Assistant Clerk
	Schwab ETFs	Secretary and Chief Legal Officer
Michael Hogan, Senior Vice President and Chief Compliance Officer	Schwab Funds	Chief Compliance Officer
	Schwab ETFs	Chief Compliance Officer
	Laudus Funds	Chief Compliance Officer
	Charles Schwab & Co., Inc.	Senior Vice President and Chief Compliance Officer – IIMS Compliance
Mark D. Fischer, Vice President and Chief Financial Officer	Schwab Funds	Treasurer, Chief Financial Officer and Chief Operating Officer
	Laudus Funds	Treasurer, Chief Financial Officer and Chief Operating Officer
	Schwab ETFs	Treasurer, Chief Financial Officer and Chief Operating Officer
	Charles Schwab Worldwide Funds, plc	Director
	Charles Schwab Asset Management (Ireland) Limited	Director

ITEM 32.
PRINCIPAL UNDERWRITER:

(a) SEI Investments Distribution Co. (the Distributor) is the principal underwriter of the Trust.
The Distributor acts as distributor for:
SEI Daily Income Trust
SEI Tax Exempt Trust
SEI Institutional Managed Trust
SEI Institutional International Trust
SEI Institutional Investments Trust
The Advisors’ Inner Circle Fund

The Advisors’ Inner Circle Fund II
Bishop Street Funds
SEI Asset Allocation Trust
City National Rochdale Funds (f/k/a CNI Charter Funds)
Causeway Capital Management Trust
SEI Offshore Opportunity Fund II
ProShares Trust
Community Capital Trust (f/k/a Community Reinvestment Act Qualified Investment Fund)
SEI Offshore Advanced Strategy Series SPC
SEI Structured Credit Fund, LP
Global X Funds
ProShares Trust II
SEI Special Situations Fund
Exchange Traded Concepts Trust (f/k/a FaithShares Trust)
Schwab Strategic Trust
RiverPark Funds Trust
Adviser Managed Trust
SEI Core Property Fund
New Covenant Funds
Highland Funds I (f/k/a Pyxis Funds I)
KraneShares Trust
SEI Insurance Products Trust
The KP Funds
The Advisors’ Inner Circle Fund III
SEI Catholic Values Trust
SEI Hedge Fund SPC
SEI Energy Debt Fund
Gallery Trust
Schroder Series Trust
Schroder Global Series Trust
City National Rochdale Select Strategies Fund
Metaurus Equity Component Trust
Impact Shares Trust
City National Rochdale Strategic Credit Fund
Symmetry Panoramic Trust
Frost Family of Funds

(b) Information with respect to each director, officer or partner of each principal underwriter is as follows. Unless otherwise noted, the business address of each director or officer is 1 Freedom Valley Drive, Oaks, PA 19456.
Name	Position and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	None
Paul F. Klauder	Director	None
Wayne M. Withrow	Director	None
Kevin P. Barr	Director, President & Chief Executive Officer	None
Maxine J. Chou	Chief Financial Officer, Chief Operations Officer, & Treasurer	None
Jennifer H. Campisi	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	None
John C. Munch	General Counsel & Secretary	None
Mark J. Held	Senior Vice President	None
Lori L. White	Vice President & Assistant Secretary	None
John P. Coary	Vice President & Assistant Secretary	None
Robert M. Silvestri	Vice President	None
Judith A. Rager	Vice President	None
Jason McGhin	Vice President	None
Gary Michael Reese	Vice President	None
(c) None.
ITEM 33.
LOCATION OF ACCOUNTS AND RECORDS.

All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act, as amended, and the Rules thereunder are maintained at the offices of: Registrant and Registrant’s investment adviser and administrator, Charles Schwab Investment Management, Inc., 211 Main Street, San Francisco, California 94105; Registrant’s principal underwriter, SEI Investments Distribution Co., 1 Freedom Valley Drive, Oaks, PA 19456; Registrant’s custodian and fund accountant, State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111; Registrant’s transfer agent, State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111.
ITEM 34.
MANAGEMENT SERVICES.

None.
ITEM 35.
UNDERTAKINGS.

Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Registrant has duly caused this Post-Effective Amendment No. 131 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington in the District of Columbia, on the 5th day of April, 2021.
SCHWAB STRATEGIC TRUST Registrant
Jonathan de St. Paer* Jonathan de St. Paer, President and Chief Executive Officer
Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 131 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 5th day of April, 2021.
Signature	Title
Walter W. Bettinger II* Walter W. Bettinger II	Chairman and Trustee
Joseph R. Martinetto* Joseph R. Martinetto	Trustee
Robert W. Burns* Robert W. Burns	Trustee
John F. Cogan* John F. Cogan	Trustee
Nancy F. Heller* Nancy F. Heller	Trustee
David L. Mahoney* David L. Mahoney	Trustee
Jane P. Moncreiff* Jane P. Moncreiff	Trustee
Kiran M. Patel* Kiran M. Patel	Trustee
Kimberly S. Patmore* Kimberly S. Patmore	Trustee
Mark D. Fischer* Mark D. Fischer	Treasurer and Chief Financial Officer
*By:	/s/ Douglas P. Dick Douglas P. Dick, Attorney‑in‑Fact Pursuant to Power of Attorney